Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 18, 2013	Jun. 29, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NTRS
Entity Registrant Name	NORTHERN TRUST CORP
Entity Central Index Key	0000073124
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		239,157,282
Entity Public Float			$ 11,068,598,277

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and Due from Banks	$ 3,752.7		$ 4,315.3
Federal Funds Sold and Securities Purchased under Agreements to Resell	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	28,643.5		30,192.5
Held to Maturity (Fair value of $2,394.8 and $817.1)	2,382		799.2
Trading Account	8		8
Total Securities	31,033.5		30,999.7
Loans and Leases
Commercial	12,897.2		12,354.3
Personal	16,607.3		16,709.6
Total Loans and Leases	29,504.5		29,063.9
Allowance for Credit Losses Assigned to Loans and Leases	(297.9)		(294.8)
Buildings and Equipment	469.9		494.5
Client Security Settlement Receivables	2,049.1		778.3
Goodwill	537.8		532
Other Assets	3,930.2		4,068.5
Total Assets	97,463.8		100,223.7
Deposits
Demand and Other Noninterest-Bearing	20,519		22,792
Savings and Money Market	15,189.7		17,470.8
Savings Certificates and Other Time	2,466.1		3,058.3
Non-U.S. Offices - Noninterest-Bearing	3,512.8		3,488.4
- Interest-Bearing	39,720.2		35,868
Total Deposits	81,407.8		82,677.5
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,405.8	[1],[2]	2,126.7	[1],[2]
Long-Term Debt	1,421.6		2,133.3
Floating Rate Capital Debt	277		276.9
Other Liabilities	2,577.2		2,946.4
Total Liabilities	89,936.8		93,106.4
STOCKHOLDERS' EQUITY
Common Stock, $1.66 2/3Par Value; Authorized 560,000,000 shares; Outstanding shares of 238,914,988 and 241,008,509	408.6		408.6
Additional Paid-in Capital	1,012.7		977.5
Retained Earnings	6,702.7		6,302.3
Accumulated Other Comprehensive Loss	(283)		(345.6)
Treasury Stock (6,256,536 and 4,163,015 shares, at cost)	(314)		(225.5)
Total Stockholders' Equity	7,527		7,117.3
Total Liabilities and Stockholders' Equity	$ 97,463.8		$ 100,223.7

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held to Maturity, Fair value	$ 2,394.8	$ 817.1
Total Loans and Leases, unearned income	$ 297.9	$ 374.1
Common Stock, Par Value	$ 1.6667	$ 1.6667
Common Stock, Authorized	560,000,000	560,000,000
Common Stock, Outstanding	238,914,988	241,008,509
Treasury Stock, shares	6,256,536	4,163,015

Consolidated Statement Of Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Noninterest Income
Trust, Investment and Other Servicing Fees	$ 2,405.5		$ 2,169.5		$ 2,081.9
Foreign Exchange Trading Income	206.1		324.5		382.2
Treasury Management Fees	67.4		72.1		78.1
Security Commissions and Trading Income	73.6		60.5		60.9
Other Operating Income	154.9		158.1		146.3
Investment security gains (losses), net	(1.7)	[1]	(23.9)	[1]	(20.4)	[1]
Total Noninterest Income	2,905.8		2,760.8		2,729
Net Interest Income
Interest Income	1,287.7		1,408.6		1,296.7
Interest Expense	297.4		399.5		378
Net Interest Income	990.3		1,009.1		918.7
Provision for Credit Losses	25		55		160
Net Interest Income after Provision for Credit Losses	965.3		954.1		758.7
Noninterest Expense
Compensation	1,267.4		1,267.2		1,108
Employee Benefits	258.2		258.2		237.6
Outside Services	529.2		552.8		460.4
Equipment and Software	366.7		328.1		287.1
Occupancy	174.4		180.9		167.8
Visa Indemnification Benefit			(23.1)		(33)
Other Operating Expense	282.9		267.1		270
Total Noninterest Expense	2,878.8		2,831.2		2,497.9
Income before Income Taxes	992.3		883.7		989.8
Provision for Income Taxes	305		280.1		320.3
Net Income	687.3		603.6		669.5
Net Income Applicable to Common Stock	$ 687.3		$ 603.6		$ 669.5
PER COMMON SHARE
Net Income - Basic	$ 2.82		$ 2.47		$ 2.74
Net Income - Diluted	$ 2.81		$ 2.47		$ 2.74
Average Number of Common Shares Outstanding - Basic	240,417,805		241,401,310		242,028,776
Average Number of Common Shares Outstanding - Diluted	240,881,244		241,811,384		242,502,531

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ (2.7) $ (1.1) $ (0.8) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (0.6) (22.2) (20.4) Other Security Gains (Losses), net 1.6 (0.6) 0.8 Investment Security Gains (Losses), net $ (1.7) $ (23.9) $ (20.4)

Consolidated Statement Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 687.3	$ 603.6	$ 669.5
Other Comprehensive Income (Loss) (Net of Tax and Reclassifications)
Net Unrealized Gains on Securities Available for Sale	61.2	53.3	28.2
Net Unrealized Gains (Losses) on Cash Flow Hedges	5.6	(18.4)	37.6
Foreign Currency Translation Adjustments	20	(2.5)	(18.3)
Pension and Other Postretirement Benefit Adjustments	(24.2)	(72.7)	8.8
Other Comprehensive Income (Loss)	62.6	(40.3)	56.3
Comprehensive Income	$ 749.9	$ 563.3	$ 725.8

Consolidated Statement Of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Changes in Other-Than-Temporary-Impairment (OTTI) Losses	$ (2.7)		$ (1.1)		$ (0.8)
Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI	(0.6)	[1]	(22.2)	[1]	(20.4)	[1]
Other Security Gains (Losses), net	1.6		(0.6)		0.8
Investment Security Gains (Losses), net	$ (1.7)	[2]	$ (23.9)	[2]	$ (20.4)	[2]

[1]	For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.
[2]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ (2.7) $ (1.1) $ (0.8) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (0.6) (22.2) (20.4) Other Security Gains (Losses), net 1.6 (0.6) 0.8 Investment Security Gains (Losses), net $ (1.7) $ (23.9) $ (20.4)

Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Millions	Total	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE LOSS	TREASURY STOCK
Beginning Balance at Dec. 31, 2009		$ 408.6	$ 888.3	$ 5,576	$ (361.6)	$ (199.2)
Net Unrealized Gains on Securities Available for Sale	28.2				28.2
Stock Options and Awards			(23.1)			41
Net Income	669.5			669.5
Net Unrealized Gains (Losses) on Cash Flow Hedges	37.6				37.5
Stock Options and Awards - Amortization			53.6
Dividends Declared - Common Stock				(273.4)
Stock Purchased						(6.9)
Foreign Currency Translation Adjustments	(18.3)				(15)
Stock Options and Awards - Tax Benefits	1.2		1.2
Pension and Other Postretirement Benefit Adjustments	8.8				5.6
Ending Balance at Dec. 31, 2010	6,830.3	408.6	920	5,972.1	(305.3)	(165.1)
Net Unrealized Gains on Securities Available for Sale	53.3				53.3
Stock Options and Awards			(13.2)			19
Net Income	603.6			603.6
Net Unrealized Gains (Losses) on Cash Flow Hedges	(18.4)				(18.4)
Stock Options and Awards - Amortization			71.3
Dividends Declared - Common Stock				(273.4)
Stock Purchased						(79.4)
Foreign Currency Translation Adjustments	(2.5)				(2.5)
Stock Options and Awards - Tax Benefits	(0.6)		(0.6)
Pension and Other Postretirement Benefit Adjustments	(72.7)				(72.7)
Ending Balance at Dec. 31, 2011	7,117.3	408.6	977.5	6,302.3	(345.6)	(225.5)
Net Unrealized Gains on Securities Available for Sale	61.2				61.2
Stock Options and Awards			(41.5)			74.4
Net Income	687.3			687.3
Net Unrealized Gains (Losses) on Cash Flow Hedges	5.6				5.6
Stock Options and Awards - Amortization			74.4
Dividends Declared - Common Stock				(286.9)
Stock Purchased						(162.9)
Foreign Currency Translation Adjustments	20				20
Stock Options and Awards - Tax Benefits	(2.3)		2.3
Pension and Other Postretirement Benefit Adjustments	(24.2)				(24.2)
Ending Balance at Dec. 31, 2012	$ 7,527	$ 408.6	$ 1,012.7	$ 6,702.7	$ (283)	$ (314)

Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 687.3		$ 603.6		$ 669.5
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Investment Security Losses, net	1.7	[1]	23.9	[1]	20.4	[1]
Amortization and Accretion of Securities and Unearned Income	(11.7)		(34.2)		(55.5)
Provision for Credit Losses	25		55		160
Depreciation on Buildings and Equipment	88.3		89.2		93.5
Change in Accrued Income Taxes	18.5		(115.5)		153.5
Qualified Pension Plan Contributions	(100)		(100)		(68)
Visa Indemnification Benefit			(23.1)		(33)
Deferred Income Tax Provision	79.7		97.2		12.1
Change in Receivables	(41.9)		(179.7)		(90.6)
Change in Interest Payable	(10)		5		7.7
Net Changes in Derivative Fair Value, Including Required Collateral	(127.9)		172.1		(377.8)
Other Operating Activities, net	4.3		484.9		142.4
Net Cash Provided by Operating Activities	814.4		1,254.3		790.2
CASH FLOWS FROM INVESTING ACTIVITIES
Net Change in Federal Funds Sold and Securities Purchased under Agreements to Resell	60.5		38.8		89.9
Change in Interest-Bearing Deposits with Banks	(2,107.1)		(1,345.1)		(2,446.1)
Net Change in Federal Reserve Deposits and Other Interest-Bearing Assets	5,829		(2,512.4)		4,048.4
Purchases of Securities - Held to Maturity	(3,798.5)		(147.6)		(448.6)
Proceeds from Maturity and Redemption of Securities - Held to Maturity	2,220.9		272.9		429.1
Purchases of Securities - Available for Sale	(19,546.4)		(33,302.1)		(14,697)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	21,183.3		23,082.9		11,432.5
Change in Loans and Leases	(469.6)		(1,017.9)		(479.8)
Purchases of Buildings and Equipment, net	(73.3)		(96.9)		(90.5)
Purchases and Development of Computer Software	(239.2)		(274.2)		(220.6)
Change in Client Security Settlement Receivables	(1,270.8)		(77)		93.5
Decrease in Cash Due to Acquisitions, net of Cash Acquired			(172.6)
Other Investing Activities, net	(161.2)		162.8		521.2
Net Cash Provided by (Used in) Investing Activities	1,627.6		(15,388.4)		(1,768)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in Deposits	(1,269.7)		18,481.8		5,914.4
Change in Federal Funds Purchased	(35.1)		(2,876.3)		(2,958.1)
Change in Securities Sold under Agreements to Repurchase	(499)		244.4		(83.1)
Change in Short-Term Other Borrowings	(435.5)		630.5		(573.3)
Proceeds from Term Federal Funds Purchased			7,962.3		19,045.6
Repayments of Term Federal Funds Purchased			(7,981.3)		(20,217.5)
Proceeds from Senior Notes and Long-Term Debt	500		500		1,142.7
Repayments of Senior Notes and Long-Term Debt	(923.7)		(880.7)		(918.3)
Treasury Stock Purchased	(162.4)		(79)		(5.9)
Net Proceeds from Stock Options	106.8		75.6		70.6
Cash Dividends Paid on Common Stock	(354.3)		(273.7)		(273.2)
Other Financing Activities, net					1.2
Net Cash Provided by (Used in) Financing Activities	(3,072.9)		15,803.6		1,145.1
Effect of Foreign Currency Exchange Rates on Cash	68.3		(172.2)		158.9
Increase (Decrease) in Cash and Due from Banks	(562.6)		1,497.3		326.2
Cash and Due from Banks at Beginning of Year	4,315.3		2,818		2,491.8
Cash and Due from Banks at End of Year	3,752.7		4,315.3		2,818
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest Paid	307.4		394.5		370.3
Income Taxes Paid	188.5		153.3		173.1
Transfers from Loans to OREO	48.5		68.8		52.1
Computer Software
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of Intangibles	180.8		158.4		141.6
Other Intangible Assets
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of Intangibles	$ 20.3		$ 17.5		$ 14.4

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ (2.7) $ (1.1) $ (0.8) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (0.6) (22.2) (20.4) Other Security Gains (Losses), net 1.6 (0.6) 0.8 Investment Security Gains (Losses), net $ (1.7) $ (23.9) $ (20.4)

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) and reporting practices prescribed for the banking industry. A description of the more significant accounting policies follows.

A. Basis of Presentation. The consolidated financial statements include the accounts of Northern Trust Corporation (Corporation) and its wholly-owned subsidiary, The Northern Trust Company (Bank), and various other wholly-owned subsidiaries of the Corporation and Bank. Throughout the notes, the term “Northern Trust” refers to the Corporation and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The consolidated statement of income includes results of acquired subsidiaries from the dates of their acquisition. Certain prior year balances have been reclassified consistent with the current year’s presentation.

B. Nature of Operations. The Corporation is a financial holding company under the Gramm-Leach-Bliley Act. The Bank is an Illinois banking corporation headquartered in Chicago and the Corporation’s principal subsidiary. The Corporation conducts business in the United States (U.S.) and internationally through the Bank, trust companies, and various other U.S. and non-U.S. subsidiaries.

Northern Trust generates the majority of its revenue from its two primary business units: Corporate and Institutional Services (C&IS) and Personal Financial Services (PFS). Investment management services and products are provided to C&IS and PFS through a third business unit, Northern Trust Global Investments (NTGI). Operating and systems support for these business units is provided by a fourth business unit, Operations and Technology (O&T).

The C&IS business unit provides asset servicing, securities lending, brokerage, banking and related services to corporate and public retirement funds, foundations, endowments, fund managers, insurance companies, sovereign wealth and government funds. C&IS client relationships are managed through the Bank and the Bank’s and the Corporation’s other subsidiaries, including support from international locations in North America, Europe, the Middle East, and the Asia Pacific region. C&IS also executes related foreign exchange transactions from offices located in the United States, United Kingdom, and Singapore.

The PFS business unit provides personal trust, investment management, custody, and philanthropic services; financial consulting; guardianship and estate administration; brokerage services; and private and business banking. PFS focuses on high net worth individuals and families, business owners, executives, professionals, retirees, and established privately held businesses in its target markets. PFS also includes the Global Family Office, which provides customized products and services to meet the complex financial needs of individuals and family offices in the United States and throughout the world with assets typically exceeding $200 million. PFS services are delivered through a network of offices in 18 U.S. states and Washington, D.C., as well as offices in London and Guernsey.

C. Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

D. Foreign Currency Remeasurement and Translation. Asset and liability accounts denominated in nonfunctional currencies are remeasured into functional currencies at period end rates of exchange, except for certain balance sheet items including buildings and equipment, goodwill and other intangible assets, which are remeasured at historical exchange rates. Results from remeasurement of asset and liability accounts are reported in other operating income as currency translation gains (losses), net. Income and expense accounts are remeasured at period average rates of exchange.

Asset and liability accounts of entities with functional currencies that are not the U.S. dollar are translated at period end rates of exchange. Income and expense accounts are translated at period average rates of exchange. Translation adjustments, net of applicable taxes, are reported directly to accumulated other comprehensive income (AOCI), a component of stockholders’ equity.

E. Securities. Securities Available for Sale are reported at fair value, with unrealized gains and losses credited or charged, net of the tax effect, to AOCI. Realized gains and losses on securities available for sale are determined on a specific identification basis and are reported within other security gains (losses), net, in the consolidated statement of income. Interest income is recorded on the accrual basis, adjusted for the amortization of premium and accretion of discount.

Securities Held to Maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity. Such securities are reported at cost, adjusted for amortization of premium and accretion of discount. Interest income is recorded on the accrual basis adjusted for the amortization of premium and accretion of discount.

Securities Held for Trading are stated at fair value. Realized and unrealized gains and losses on securities held for trading are reported in the consolidated statement of income within security commissions and trading income.

Nonmarketable Securities primarily consist of Federal Reserve and Federal Home Loan Bank stock and community development investments which are recorded in other assets on the consolidated balance sheet. Federal Reserve and Federal Home Loan Bank stock are reported at cost, which represents redemption value. Community development investments, which are discussed in further detail in Note 27, are reported at cost using the effective yield method and amortized over the lives of the related tax credits.

Other-Than-Temporary Impairment (OTTI). A security is considered to be other-than-temporarily impaired if the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference being defined as the credit loss) or if the fair value of the security is less than the security’s amortized cost basis and the investor intends, or more-likely-than-not will be required, to sell the security before recovery of the security’s amortized cost basis. If OTTI exists, the charge to earnings is limited to the amount of credit loss if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis. Any remaining difference between fair value and amortized cost is recognized in AOCI, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

F. Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase. Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financings and recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

G. Derivative Financial Instruments. Northern Trust is a party to various derivative instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts. Derivative financial instruments are recorded on the consolidated balance sheet at fair value within other assets and liabilities. Derivative asset and liability positions with the same counterparty are reflected on a net basis in cases where legally enforceable master netting agreements exist. Derivative assets and liabilities are further reduced by cash collateral received from, and deposited with, derivative counterparties. The accounting for changes in the fair value of a derivative in the consolidated statement of income depends on whether or not the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Derivative financial instruments are recorded on the consolidated cash flow statement within the line item, ‘net changes in derivative fair value, including required collateral.’

Changes in the fair value of client-related and trading derivative instruments, which are not designated hedges under GAAP, are recognized currently in either foreign exchange trading income or security commissions and trading income. Changes in the fair value of derivative instruments entered into for risk management purposes but not designated as hedges are recognized currently in other operating income. Certain derivative instruments used by Northern Trust to manage risk are formally designated and qualify for hedge accounting as fair value, cash flow, or net investment hedges.

Derivatives designated as fair value hedges are used to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. Changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability attributable to the hedged risk are recognized currently in income. For substantially all fair value hedges, Northern Trust applies the “shortcut” method of accounting, available under GAAP, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether these hedging relationships are highly effective at inception and quarterly thereafter. Ineffectiveness resulting from fair value hedges is recorded in either interest income or interest expense.

Derivatives designated as cash flow hedges are used to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of such derivatives is recognized in AOCI, a component of stockholders’ equity, and there is no change to the accounting for the hedged item. Balances in AOCI are reclassified to earnings when the hedged forecasted transaction impacts earnings. Northern Trust assesses effectiveness using regression analysis for cash flow hedges of available for sale securities. Ineffectiveness is measured using the hypothetical derivative method. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. Any ineffectiveness is recognized currently in earnings.

Foreign exchange contracts and qualifying non-derivative instruments designated as net investment hedges are used to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses of the hedged net investment. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to minimize the risk of hedge ineffectiveness. To the extent all terms are not perfectly matched, any ineffectiveness is measured using the hypothetical derivative method. Ineffectiveness resulting from net investment hedges is recorded in other operating income. Amounts recorded in AOCI are reclassified to earnings only upon the sale or liquidation of an investment in a non-U.S. branch or subsidiary.

Fair value, cash flow, and net investment hedges are designated and formally documented as such contemporaneous with the transaction. The formal documentation describes the hedge relationship and identifies the hedging instruments and hedged items. Included in the documentation is a discussion of the risk management objectives and strategies for undertaking such hedges, the nature of the risk being hedged, a description of the method for assessing hedge effectiveness at inception and on an ongoing basis, as well as the method that will be used to measure hedge ineffectiveness. For hedges that do not qualify for the “shortcut” or the critical terms match methods of accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, matures, is terminated or sold, if a hedged forecasted transaction is no longer expected to occur, or if Northern Trust removes the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange trading income or security commissions and trading income. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified to earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized over the remaining life of the hedged item.

H. Loans and Leases. Loans and leases are recognized assets that represent a contractual right to receive money either on demand or on fixed or determinable dates. Loans and leases are disaggregated for disclosure purposes by portfolio segment (segment) and by class. Segment is defined as the level at which management develops and documents a systematic methodology to determine the allowance for credit losses. Northern Trust has defined its segments as commercial and personal. A class of loans and leases is a subset of a segment, the components of which have similar risk characteristics, measurement attributes, or risk monitoring methods. The classes within the commercial segment have been defined as commercial and institutional, commercial real estate, lease financing, non-US and other. The classes within the personal segment have been defined as residential real estate, private client and other.

Loan Classification. Loans that are held for investment are reported at the principal amount outstanding, net of unearned income. Loans classified as held for sale are reported at the lower of aggregate cost or fair value. Loan commitments for residential real estate loans that will be classified as held for sale at the time of funding and which have an interest rate lock are recorded on the balance sheet at fair value with subsequent gains or losses recognized in other operating income. Unrealized gains on these loan commitments are reported as other assets, with unrealized losses reported as other liabilities. Other unfunded commitments relating to loans that are not held for sale are recorded in other liabilities and are carried at the amount of unamortized fees with an allowance for credit loss liability recognized for any estimated probable losses.

Recognition of Income. Interest income on loans is recorded on an accrual basis unless, in the opinion of management, there is a question as to the ability of the debtor to meet the terms of the loan agreement, or interest or principal is more than 90 days contractually past due and the loan is not well-secured and in the process of collection. Loans meeting such criteria are classified as nonperforming and interest income is recorded on a cash basis. Past due status is based on how long since the contractual due date a principal or interest payment has been past due. For disclosure purposes, loans that are 29 days past due or less are reported as current. At the time a loan is determined to be nonperforming, interest accrued but not collected is reversed against interest income in the current period. Interest collected on nonperforming loans is applied to principal unless, in the opinion of management, collectability of principal is not in doubt. Management’s assessment of indicators of loan and lease collectability, and its policies relative to the recognition of interest income, including the suspension and subsequent resumption of income recognition, do not meaningfully vary between loan and lease classes. Nonperforming loans are returned to performing status when factors indicating doubtful collectability no longer exist. Factors considered in returning a loan to performing status are consistent across all classes of loans and leases and, in accordance with regulatory guidance, relate primarily to expected payment performance. Loans are eligible to be returned to performing status when: (i) no principal or interest that is due is unpaid and repayment of the remaining contractual principal and interest is expected or (ii) the loan has otherwise become well-secured (possessing realizable value sufficient to discharge the debt, including accrued interest, in full) and is in the process of collection (through action reasonably expected to result in debt repayment or restoration to a current status in the near future). A loan that has not been brought fully current may be restored to performing status provided there has been a sustained period of repayment performance (generally a minimum of six months) by the borrower in accordance with the contractual terms, and Northern Trust is reasonably assured of repayment within a reasonable period of time. Additionally, a loan that has been formally restructured so as to be reasonably assured of repayment and performance according to its modified terms may be returned to accrual status, provided there was a well-documented credit evaluation of the borrower’s financial condition and prospects of repayment under the revised terms, and there has been a sustained period of repayment performance (generally a minimum of six months) under the revised terms.

Impaired Loans. A loan is considered to be impaired when, based on current information and events, management determines that it is probable that Northern Trust will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are identified through ongoing credit management and risk rating processes, including the formal review of past due and watch list credits. Payment performance and delinquency status are critical factors in identifying impairment for all loans and leases, particularly those within the residential real estate, private client and personal-other classes. Other key factors considered in identifying impairment of loans and leases within the commercial and institutional, non-U.S., lease financing, and commercial-other classes relate to the borrower’s ability to perform under the terms of the obligation as measured through the assessment of future cash flows, including consideration of collateral value, market value, and other factors. A loan is also considered to be impaired if its terms have been modified as a concession by Northern Trust or a bankruptcy court resulting from the debtor’s financial difficulties, referred to as a troubled debt restructuring (TDR). All TDRs are reported as impaired loans in the calendar year of their restructuring. In subsequent years, a TDR may cease being reported as impaired if the loan was modified at a market rate and has performed according to the modified terms for at least six months. A loan that has been modified at a below market rate will return to performing status if it satisfies the six month performance requirement; however, it will remain reported as impaired. Impairment is measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, based on the certainty of loss, either a specific allowance is established, or a charge-off is recorded, for the difference. Smaller balance (individually less than $250,000) homogeneous loans are collectively evaluated for impairment and excluded from impaired loan disclosures as allowed under applicable accounting standards. Northern Trust’s accounting policies for impaired loans is consistent across all classes of loans and leases.

Premiums and Discounts. Premiums and discounts on loans are recognized as an adjustment of yield using the interest method based on the contractual terms of the loan. Certain direct origination costs and fees are netted, deferred and amortized over the life of the related loan as an adjustment to the loan’s yield.

Direct Financing and Leverage Leases. Unearned lease income from direct financing and leveraged leases is recognized using the interest method. This method provides a constant rate of return on the unrecovered investment over the life of the lease. The rate of return and the allocation of income over the lease term are recalculated from the inception of the lease if during the lease term assumptions regarding the amount or timing of estimated cash flows change. Lease residual values are established at the inception of the lease based on in-house valuations and market analyses provided by outside parties. Lease residual values are reviewed at least annually for other-than-temporary impairment. A decline in the estimated residual value of a leased asset determined to be other-than-temporary would be recorded in the period in which the decline is identified as a reduction of interest income.

I. Allowance for Credit Losses. The allowance for credit losses represents management’s estimate of probable losses which have occurred as of the date of the consolidated financial statements. The loan and lease portfolio and other lending related credit exposures are regularly reviewed to evaluate the adequacy of the allowance for credit losses. In determining the level of the allowance, Northern Trust evaluates the allowance necessary for impaired loans and also estimates losses inherent in other credit exposures. The result is an allowance with the following components:

Specific Allowance. The amount of specific allowance is determined through an individual evaluation of loans and lending-related commitments considered impaired that is based on expected future cash flows, the value of collateral, and other factors that may impact the borrower’s ability to pay. For impaired loans where the amount of specific allowance, if any, is determined based on the value of the underlying real estate collateral, third-party appraisals are generally obtained and utilized by management. These appraisals are generally less than twelve months old and are subject to adjustments to reflect management’s judgment as to the realizable value of the collateral.

Inherent Allowance. The amount of inherent allowance is based primarily on factors which incorporate management’s evaluation of historical charge-off experience and various qualitative factors such as management’s evaluation of economic and business conditions and changes in the character and size of the loan portfolio. Factors are applied to loan and lease credit exposures aggregated by shared risk characteristics and are reviewed quarterly by Northern Trust’s Loan Loss Reserve Committee which includes representatives from Credit Policy, business unit management, and Corporate Financial Management.

Loans, leases and other extensions of credit deemed uncollectible are charged to the allowance for credit losses. Subsequent recoveries, if any, are credited to the allowance. Northern Trust’s policies relative to the charging-off of uncollectible loans and leases are consistent across both loan and lease segments. Determinations as to whether an uncollectible loan is charged-off or a specific reserve is established are based on management’s assessment as to the level of certainty regarding the amount of loss. The provision for credit losses, which is charged to income, is the amount necessary to adjust the allowance for credit losses to the level determined to be appropriate through the above process. Actual losses may vary from current estimates and the amount of the provision for credit losses may be either greater than or less than actual net charge-offs.

Northern Trust analyzes its exposure to credit losses from both on-balance sheet and off-balance sheet activity using a consistent methodology. In estimating the allowance for credit losses for undrawn loan commitments and standby letters of credit, management uses conversion rates to determine the estimated amount that will be funded. Factors based on historical loss experience and specific risk characteristics of the loan product are utilized to calculate inherent losses related to unfunded commitments and standby letters of credit as of the reporting date. The portion of the allowance assigned to loans and leases is reported as a contra asset, directly following loans and leases in the consolidated balance sheet. The portion of the allowance assigned to unfunded loan commitments and standby letters of credit is reported in other liabilities in the consolidated balance sheet.

J. Standby Letters of Credit. Fees on standby letters of credit are recognized in other operating income using the straight-line method over the lives of the underlying agreements. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

K. Buildings and Equipment. Buildings and equipment owned are carried at original cost less accumulated depreciation. The charge for depreciation is computed using the straight-line method based on the following range of lives: buildings – 10 to 30 years; equipment – 3 to 10 years; and leasehold improvements – the shorter of the lease term or 15 years. Leased properties meeting certain criteria are capitalized and amortized using the straight-line method over the lease period.

L. Other Real Estate Owned (OREO). OREO is comprised of commercial and residential real estate properties acquired in partial or total satisfaction of loans. OREO assets are carried at the lower of cost or fair value less estimated costs to sell and are recorded in other assets in the consolidated balance sheet. Fair value is typically based on third-party appraisals. Appraisals of OREO properties are updated on an annual basis and are subject to adjustments to reflect management’s judgment as to the realizable value of the properties. Losses identified during the 90-day period after the acquisition of such properties are charged against the allowance for credit losses assigned to loans and leases. Subsequent write-downs that may be required to the carrying value of these assets and gains or losses realized from asset sales are recorded within other operating expense.

M. Goodwill and Other Intangible Assets. Goodwill is not subject to amortization. Separately identifiable acquired intangible assets with finite lives are amortized over their estimated useful lives, primarily on a straight-line basis. Purchased software and allowable internal costs, including compensation relating to software developed for internal use, are capitalized. Software is amortized using the straight-line method over the estimated useful lives of the assets, generally ranging from 3 to 10 years.

Goodwill and other intangible assets are reviewed for impairment on an annual basis or more frequently if events or changes in circumstances indicate the carrying amounts may not be recoverable.

N. Assets Under Custody and Assets Under Management. Assets held in fiduciary or agency capacities are not included in the consolidated balance sheet, since such items are not assets of Northern Trust.

O. Trust, Investment and Other Servicing Fees. Trust, investment and other servicing fees are recorded on the accrual basis, over the period in which the service is provided. Fees are a function of the market value of assets custodied, managed and serviced, the volume of transactions, securities lending volume and spreads, and fees for other services rendered, as set forth in the underlying client agreement. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.

Securities lending fees have been impacted by Northern Trust’s share of unrealized investment gains and losses in one investment fund that is used in securities lending activities and accounted for at fair value. In 2010, securities in the fund accounted for at fair value had been sold with the proceeds reinvested into a short duration fund, eliminating the mark-to-market impact on securities lending revenue in future periods. Certain investment management fee arrangements also may provide performance fees that are based on client portfolio returns exceeding predetermined levels. Northern Trust adheres to a policy in which it does not record any performance-based fee income until the end of the contract period, thereby eliminating the potential that revenue will be recognized in one quarter and reversed in a future quarter. Therefore, Northern Trust does not record any revenue under incentive fee programs that is at risk due to future performance contingencies. These arrangements often contain similar terms for the payment of performance-based fees to sub-advisors. The accounting for these performance-based expenses matches the treatment for the related performance-based revenue.

Client reimbursed out-of-pocket expenses that are an extension of existing services that are being rendered are recorded on a gross basis as revenue.

P. Client Security Settlement Receivables. These receivables represent other collection items presented on behalf of custody clients and settled through withdrawals from short term investment funds on a next day basis.

Q. Income Taxes. Northern Trust follows an asset and liability approach to account for income taxes. The objective is to recognize the amount of taxes payable or refundable for the current year, and to recognize deferred tax assets and liabilities resulting from temporary differences between the amounts reported in the financial statements and the tax bases of assets and liabilities. The measurement of tax assets and liabilities is based on enacted tax laws and applicable tax rates.

Tax positions taken or expected to be taken on a tax return are evaluated based on their likelihood of being sustained upon examination by tax authorities. Only tax positions that are considered more-likely-than-not to be sustained are recorded in the consolidated financial statements. Northern Trust recognizes any interest and penalties related to unrecognized tax benefits in the provision for income taxes.

R. Cash Flow Statements. Cash and cash equivalents have been defined as “Cash and Due from Banks”.

S. Pension and Other Postretirement Benefits. Northern Trust records the funded status of its defined benefit pension and other postretirement plans on the consolidated balance sheet. Prepaid pension and postretirement benefits are reported in other assets and unfunded pension and postretirement benefits are reported in other liabilities. Plan assets and benefit obligations are measured annually at December 31. Pension costs are recognized ratably over the estimated working lifetime of eligible participants.

T. Share-Based Compensation Plans. Northern Trust recognizes as compensation expense the grant-date fair value of stock and stock unit awards and other share-based compensation granted to employees within the consolidated income statement. The fair values of stock and stock unit awards, including performance stock unit awards and director awards, are based on the price of the Corporation’s stock on the date of grant. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. The model utilizes weighted-average assumptions regarding the period of time that options granted are expected to be outstanding (expected term) based primarily on the historical exercise behavior attributable to previous option grants, the estimated yield from dividends paid on the Corporation’s stock over the expected term of the options, the historical volatility of Northern Trust’s stock price and the implied volatility of traded options on Northern Trust stock, and a risk free interest rate based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

Compensation expense for share-based award grants with terms that provide for a graded vesting schedule, whereby portions of the award vest in increments over the requisite service period, are recognized on a straight-line basis over the requisite service period for the entire award. Northern Trust does not include an estimate of future forfeitures in its recognition of share-based compensation expense as historical forfeitures have not been significant. Share-based compensation expense is adjusted based on forfeitures as they occur. Dividend equivalents are paid on stock units that have been granted but not yet vested. Cash flows resulting from the realization of tax deductions from the exercise of stock options in excess of the compensation cost recognized (excess tax benefits) are classified as financing cash flows.

U. Net Income Per Common Share. Basic net income per common share is computed by dividing net income/loss applicable to common stock by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income applicable to common stock and potential common shares by the aggregate of the weighted average number of common shares outstanding during the period and common share equivalents calculated for stock options and restricted stock outstanding using the treasury stock method. In a period of a net loss, diluted net income per common share is calculated in the same manner as basic net income per common share.

Northern Trust has issued certain restricted stock awards, which are unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents. These restricted shares are considered participating securities. Accordingly, Northern Trust calculates net income applicable to common stock using the two-class method, whereby net income is allocated between common stock and participating securities.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements

Note 2 – Recent Accounting Pronouncements

There were no accounting pronouncements issued during the year ended December 31, 2012 but not yet adopted that are expected to impact Northern Trust’s consolidated financial position or results of operations.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

Note 3 – Fair Value Measurements

Fair value under GAAP is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date.

Fair Value Hierarchy. The following describes the hierarchy of valuation inputs (Levels 1, 2, and 3) used to measure fair value and the primary valuation methodologies used by Northern Trust for financial instruments measured at fair value on a recurring basis. Observable inputs reflect market data obtained from sources independent of the reporting entity; unobservable inputs reflect the entity’s own assumptions about how market participants would value an asset or liability based on the best information available. GAAP requires an entity measuring fair value to maximize the use of observable inputs and minimize the use of unobservable inputs and establishes a fair value hierarchy of inputs. Financial instruments are categorized within the hierarchy based on the lowest level input that is significant to their valuation. Northern Trust’s policy is to recognize transfers into and transfers out of fair value levels as of the end of the reporting period in which the transfer occurred. No transfers between fair value levels occurred during the years ended December 31, 2012 or 2011.

Level 1 – Quoted, active market prices for identical assets or liabilities. Northern Trust’s Level 1 assets are comprised of available for sale investments in U.S. treasury securities.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. Northern Trust’s Level 2 assets include available for sale and trading account securities, the fair values of which are determined by external pricing vendors, or in limited cases internally based on similar securities. Northern Trust reviews the valuation methodology used by external pricing vendors for suitability and performs additional reviews of their valuation techniques and assumptions used for selected securities. Northern Trust also reviews the market values provided by external vendors through a comparison of assigned market values to other third party prices for reasonableness. A price obtained from a vendor may be adjusted if it is found to be sufficiently inconsistent with other market prices.

Level 2 assets and liabilities also include derivative contracts which are valued internally using widely accepted income-based models that incorporate inputs readily observable in actively quoted markets and reflect the contractual terms of the contracts. Observable inputs include foreign exchange rates and interest rates for foreign exchange contracts; credit spreads, default probabilities, and recovery rates for credit default swap contracts; interest rates for interest rate swap contracts and forward contracts; and interest rates and volatility inputs for interest rate option contracts. Northern Trust evaluates the impact of counterparty credit risk and its own credit risk on the valuation of its derivative instruments. Factors considered include the likelihood of default by Northern Trust and its counterparties, the remaining maturities of the instruments, net exposures after giving effect to master netting agreements, available collateral, and other credit enhancements in determining the appropriate fair value of derivative instruments. The resulting valuation adjustments have not been considered material.

Level 3 – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. Northern Trust’s Level 3 assets consist of auction rate securities purchased in 2008 from Northern Trust clients. To estimate the fair value of auction rate securities, for which trading is limited and market prices are generally unavailable, Northern Trust developed and maintains a pricing model that discounts estimated cash flows over their estimated remaining lives. Significant inputs to the model include the contractual terms of the securities, credit risk ratings, discount rates, forward interest rates, credit/liquidity spreads, and Northern Trust’s own assumptions about the estimated remaining lives of the securities. The significant unobservable inputs used in the fair value measurement are Northern Trust’s own assumptions about the estimated remaining lives of the securities and the applicable discount rates. Significant increases (decreases) in the estimated remaining lives or the discount rates in isolation would result in a significantly lower (higher) fair value measurement. Level 3 liabilities consist of acquisition related contingent consideration liabilities. The fair values of these contingent consideration liabilities have been determined using an income-based (discounted cash flow) model that incorporates Northern Trust’s own assumptions about business growth rates and applicable discount rates, which represent unobservable inputs to the model. Significant increases (decreases) in projected growth rates in isolation would result in significantly higher (lower) fair value measurements, while significant increases (decreases) in the discount rate in isolation would result in significantly lower (higher) fair value measurements.

Northern Trust believes its valuation methods for its assets and liabilities carried at fair value are appropriate; however, the use of different methodologies or assumptions, particularly as applied to Level 3 assets and liabilities, could have a material effect on the computation of their estimated fair values.

Management of various businesses and departments of Northern Trust (including Corporate Market Risk, Credit Policy, Corporate Financial Management, and relevant business unit personnel) determine the valuation policies and procedures for Level 3 assets and liabilities. Each business and department represents a component of Northern Trust’s business units, and reports to management of their respective business units. Generally, valuation policies are reviewed by management of each business or department. Fair value measurements are performed upon acquisitions of an asset or liability. As necessary, the valuation models are reviewed by management of the appropriate business or department, and adjusted for changes in inputs. Management of each business or department reviews the inputs in order to substantiate the unobservable inputs used in each fair value measurement. When appropriate, management reviews forecasts used in the valuation process in light of other relevant financial projections to understand any variances between current and previous fair value measurements. In certain circumstances, third party information is used to support the fair value measurements. If certain third party information seems inconsistent with consensus views, a review of the information is performed by management of the respective business or department to conclude as to the appropriate fair value of the asset or liability.

The following presents the fair values of, and the valuation techniques, significant unobservable inputs, and quantitative information used to develop significant unobservable inputs for, Northern Trust’s Level 3 assets and liabilities as of December 31, 2012.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF LIVES AND RATES
Auction Rate Securities	$97.8 million	Discounted Cash Flow	Remaining lives Discount rates	1.8 – 8.6 years 0.3% – 7.7%
Contingent Consideration	$50.1 million	Discounted Cash Flow	Discount rate Business growth rates	10.5% 19% – 35%

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, segregated by fair value hierarchy level.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$1,784.6	$–	$–	$–	$1,784.6
Obligations of States and Political Subdivisions	–	14.1	–	–	14.1
Government Sponsored Agency	–	18,638.8	–	–	18,638.8
Corporate Debt	–	2,618.4	–	–	2,618.4
Covered Bonds	–	1,748.0	–	–	1,748.0
Supranational Bonds	–	1,060.7	–	–	1,060.7
Residential Mortgage-Backed	–	92.0	–	–	92.0
Other Asset-Backed	–	2,283.9	–	–	2,283.9
Auction Rate	–	–	97.8	–	97.8
Other	–	305.2	–	–	305.2

Total Available for Sale	1,784.6	26,761.1	97.8	–	28,643.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	1,784.6	26,769.1	97.8	–	28,651.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	1,756.6	–	–	1,756.6
Interest Rate Swaps	–	310.3	–	–	310.3

Total Derivatives	–	2,066.9	–	(1,101.1)	965.8

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	1,772.7	–	–	1,772.7
Interest Rate Swaps	–	249.3	–	–	249.3
Credit Default Swaps	–	1.0	–	–	1.0

Total Derivatives	–	2,023.0	–	(1,407.5)	615.5

Contingent Consideration	–	–	50.1	–	50.1

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$4,029.4	$–	$–	$–	$4,029.4
Obligations of States and Political Subdivisions	–	15.8	–	–	15.8
Government Sponsored Agency	–	16,771.4	–	–	16,771.4
Corporate Debt	–	2,676.7	–	–	2,676.7
Covered Bonds	–	754.9	–	–	754.9
Non-U.S. Government	–	173.7	–	–	173.7
Supranational Bonds	–	972.1	–	–	972.1
Residential Mortgage-Backed	–	163.8	–	–	163.8
Other Asset-Backed	–	1,604.8	–	–	1,604.8
Certificates of Deposit	–	2,418.1	–	–	2,418.1
Auction Rate	–	–	178.3	–	178.3
Other	–	433.5	–	–	433.5

Total Available for Sale	4,029.4	25,984.8	178.3	–	30,192.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	4,029.4	25,992.8	178.3	–	30,200.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	3,087.3	–	–	3,087.3
Interest Rate Swaps	–	338.3	–	–	338.3
Credit Default Swaps	–	0.7	–	–	0.7

Total Derivatives	–	3,426.3	–	(2,243.7)	1,182.6

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	2,991.6	–	–	2,991.6
Interest Rate Swaps	–	231.9	–	–	231.9
Credit Default Swaps	–	0.1	–	–	0.1

Total Derivatives	–	3,223.6	–	(2,281.0)	942.6

Contingent Consideration	–	–	56.8	–	56.8

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

The following tables present the changes in Level 3 assets and liabilities for the years ended December 31, 2012 and 2011.

LEVEL 3 ASSETS	AUCTION RATE SECURITIES
(In Millions)	2012	2011
Fair Value at January 1	$178.3	$367.8
Total Gains and (Losses):
Included in Earnings(1)	(21.6)	10.7
Included in Other Comprehensive Income(2)	6.4	(19.0)
Purchases, Issuances, Sales, and Settlements:
Sales	(54.7)	(1.5)
Settlements	(10.6)	(179.7)

Fair Value at December 31	$97.8	$178.3

(1) Realized losses for the year ended December 31, 2012 of $21.6 million include $20.8 million of losses from sales of securities and $1.6 million of impairment losses, partially offset by $0.8 million of gains from redemptions by issuers. Realized gains for the year ended December 31, 2011 of $10.7 million include $10.6 million from redemptions by issuers and $0.1 million from sales of securities. Gains on redemptions are recorded in interest income and sales and impairment losses are recorded in investment security gains (losses), net, within the consolidated statement of income.

(2) Unrealized losses related to auction rate securities are included in net unrealized gains on securities available for sale, within the consolidated statement of comprehensive income.

LEVEL 3 LIABILITIES	OTHER LIABILITIES
(In Millions)	2012	2011
Fair Value at January 1	$56.8	$23.1
Total (Gains) and Losses:
Included in Earnings(1)	2.0	(0.1)
Included in Other Comprehensive Income(2)	(0.5)	–
Purchases, Issuances, Sales, and Settlements:
Purchases	–	56.9
Settlements	(8.2)	(23.1)

Fair Value at December 31	$50.1	$56.8
Unrealized (Gains) Losses Included in Earnings Related to Financial Instruments Held at December 31(1)	$4.8	$(0.1)

(1) Gains (losses) are recorded in other operating income (expense) within the consolidated statement of income.

(2) Unrealized foreign currency related losses on contingent consideration liabilities are included in foreign currency translation adjustments, within the consolidated statement of comprehensive income.

Note: Other liabilities balances in 2012 and 2011 relate to contingent consideration liabilities, as well as a Visa indemnification liability within the 2011 opening and settlement balances. As of December 31, 2011, the Visa indemnification liability had been eliminated in its entirety.

For the years ended December 31, 2012 and 2011, there were no transfers into or out of Level 3 assets or liabilities.

Carrying values of assets and liabilities that are not measured at fair value on a recurring basis may be adjusted to fair value in periods subsequent to their initial recognition, for example, to record an impairment of an asset. GAAP requires entities to separately disclose these subsequent fair value measurements and to classify them under the fair value hierarchy.

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2012 and 2011, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
December 31, 2012
Loans(1)	$–	$–	$35.0	$35.0
Other Real Estate Owned(2)	–	–	2.3	2.3

Total Assets at Fair Value	$–	$–	$37.3	$37.3
December 31, 2011

Loans(1)	$–	$–	$64.3	$64.3
Other Real Estate Owned(2)	–	–	3.8	3.8

Total Assets at Fair Value	$–	$–	$68.1	$68.1

(1) In accordance with Accounting Standard Codification (ASC) Subtopic 310-10, Northern Trust recorded individually impaired loans at fair value and, for the years ended December 31, 2012 and 2011, respectively, reduced by $8.5 million and increased by $11.3 million the level of specific allowances on these loans.

(2) In accordance with ASC Subtopics 310-40 and 360-10, Northern Trust recorded Other Real Estate Owned (OREO) at fair value and subsequently charged $0.8 million and $1.5 million through other operating expenses during the years ended December 31, 2012 and 2011, respectively, to reduce the fair values of these OREO properties.

The fair values of real-estate loan collateral and OREO properties were estimated using a market approach typically supported by third party valuations and property specific fees and taxes, and were subject to adjustments to reflect management’s judgment as to their realizable value. Other loan collateral, typically consisting of accounts receivable, inventory and equipment, is valued using a market approach, adjusted for asset specific characteristics, and in limited instances, third party valuations are used.

The following table provides the fair value of, and the valuation technique, significant unobservable inputs, and quantitative information used to develop the significant unobservable inputs for, Northern Trust’s Level 3 assets that were measured at fair value on a nonrecurring basis as of December 31, 2012.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF DISCOUNTS APPLIED
Loans	$35.0 million	Market Approach	Discount to reflect realizable value	15% – 40%
OREO	$2.3 million	Market Approach	Discount to reflect realizable value	15% – 40%

Fair Value of Financial Instruments. GAAP requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate fair value. It excludes from this requirement nonfinancial assets and liabilities, as well as a wide range of franchise, relationship, and intangible values that add value to Northern Trust. Accordingly, the required fair value disclosures provide only a partial estimate of the fair value of Northern Trust. Financial instruments recorded at fair value on Northern Trust’s consolidated balance sheet are discussed above. The following methods and assumptions were used in estimating the fair values of financial instruments that are not carried at fair value.

Held to Maturity Securities. The fair values of held to maturity securities were modeled by external pricing vendors, or in limited cases internally, using widely accepted models which are based on an income approach that incorporates current market yield curves.

Loans (excluding lease receivables). The fair value of the loan portfolio was estimated using an income approach (discounted cash flow) that incorporates current market rates offered by Northern Trust as of the date of the consolidated financial statements. The fair values of all loans were adjusted to reflect current assessments of loan collectability.

Federal Reserve and Federal Home Loan Bank Stock. The fair values of Federal Reserve and Federal Home Loan Bank stock are equal to their carrying values which represent redemption value.

Community Development Investments. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates current market rates.

Employee Benefit and Deferred Compensation. These assets include U.S. treasury securities and investments in mutual and collective trust funds held to fund certain supplemental employee benefit obligations and deferred compensation plans. Fair values of U.S. treasury securities were determined using quoted, active market prices for identical securities. The fair values of investments in mutual and collective trust funds were valued at the funds’ net asset values based on a market approach.

Savings Certificates and Other Time Deposits. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates currently offered by Northern Trust for deposits with similar maturities.

Senior Notes, Subordinated Debt, and Floating Rate Capital Debt. Fair values were determined using a market approach based on quoted market prices, when available. If quoted market prices were not available, fair values were based on quoted market prices for comparable instruments.

Federal Home Loan Bank Borrowings. The fair values of these instruments were estimated using an income approach (discounted cash flow) that incorporates market interest rates available to Northern Trust.

Loan Commitments. The fair values of loan commitments represent the estimated costs to terminate or otherwise settle the obligations with a third party adjusted for any related allowance for credit losses.

Standby Letters of Credit. The fair values of standby letters of credit are measured as the amount of unamortized fees on these instruments, inclusive of the related allowance for credit losses. Fees are determined by applying basis points to the principal amounts of the letters of credit.

Financial Instruments Valued at Carrying Value. Due to their short maturity, the carrying values of certain financial instruments approximated their fair values. These financial instruments include cash and due from banks; federal funds sold and securities purchased under agreements to resell, interest-bearing deposits with banks, Federal Reserve deposits and other interest-bearing assets; client security settlement receivables; non-U.S. offices interest-bearing deposits; federal funds purchased; securities sold under agreements to repurchase; and other borrowings (includes term federal funds purchased, and other short-term borrowings). As required by GAAP, the fair values required to be disclosed for demand, noninterest-bearing, savings, and money market deposits must equal the amounts disclosed in the consolidated balance sheet, even though such deposits are typically priced at a premium in banking industry consolidations.

The following tables summarize the fair values of financial instruments.

	DECEMBER 31, 2012
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	FAIR VALUE
			LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$3,752.7	$3,752.7	$3,752.7	$–	$–
Federal Funds Sold and Resell Agreements	60.8	60.8	–	60.8	–
Interest-Bearing Deposits with Banks	18,803.5	18,803.5	–	18,803.5	–
Federal Reserve Deposits and Other Interest-Bearing	7,619.7	7,619.7	–	7,619.7	–
Securities
Available for Sale (Note)	28,643.5	28,643.5	1,784.6	26,761.1	97.8
Held to Maturity	2,382.0	2,394.8	–	2,394.8	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	28,165.4	28,220.2	–	–	28,220.2
Held for Sale	11.7	11.7	–	–	11.7
Client Security Settlement Receivables	2,049.1	2,049.1	–	2,049.1	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6	197.6	–	197.6	–
Community Development Investments	253.2	275.1	–	275.1	–
Employee Benefit and Deferred Compensation	121.3	126.1	86.7	39.4	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$39,221.5	$39,221.5	$39,221.5	$–	$–
Savings Certificates and Other Time	2,466.1	2,476.7	–	2,476.7	–
Non-U.S. Offices Interest-Bearing	39,720.2	39,720.2	–	39,720.2	–
Federal Funds Purchased	780.2	780.2	–	780.2	–
Securities Sold under Agreements to Repurchase	699.8	699.8	–	699.8	–
Other Borrowings	367.4	367.4	–	367.4	–
Senior Notes	2,405.8	2,513.4	–	2,513.4	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,045.4	1,065.3	–	1,065.3	–
Federal Home Loan Bank Borrowings	335.0	345.4	–	345.4	–
Floating Rate Capital Debt	277.0	228.0	–	228.0	–
Other Liabilities
Standby Letters of Credit	60.5	60.5	–	–	60.5
Contingent Consideration	50.1	50.1	–	–	50.1
Loan Commitments	38.9	38.9	–	–	38.9
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$21.3	$21.3	$–	$21.3	$–
Liabilities	42.3	42.3	–	42.3	–
Interest Rate Swaps
Assets	129.7	129.7	–	129.7	–
Liabilities	75.3	75.3	–	75.3	–
Credit Default Swaps
Liabilities	1.0	1.0	–	1.0	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	1,735.3	1,735.3	–	1,735.3	–
Liabilities	1,730.4	1,730.4	–	1,730.4	–
Interest Rate Swaps
Assets	180.6	180.6	–	180.6	–
Liabilities	174.0	174.0	–	174.0	–

Note: Refer to the table located on page 76 for the disaggregation of available for sale securities.

	DECEMBER 31, 2011
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	FAIR VALUE
			LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$4,315.3	$4,315.3	$4,315.3	$–	$–
Federal Funds Sold and Resell Agreements	121.3	121.3	–	121.3	–
Interest-Bearing Deposits with Banks	16,696.4	16,696.4	–	16,696.4	–
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	13,448.6	–	13,448.6	–
Securities
Available for Sale (Note)	30,192.5	30,192.5	4,029.4	25,984.8	178.3
Held to Maturity	799.2	817.1	–	817.1	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	27,782.7	27,913.7	–	–	27,913.7
Held for Sale	9.3	9.3	–	–	9.3
Client Security Settlement Receivables	778.3	778.3	–	778.3	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	172.9	–	172.9	–
Community Development Investments	290.8	319.9	–	319.9	–
Employee Benefit and Deferred Compensation	106.5	117.3	82.4	34.9	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$43,751.2	$43,751.2	$43,751.2	$–	$–
Savings Certificates and Other Time	3,058.3	3,065.5	–	3,065.5	–
Non-U.S. Offices Interest-Bearing	35,868.0	35,868.0	–	35,868.0	–
Federal Funds Purchased	815.3	815.3	–	815.3	–
Securities Sold under Agreements to Repurchase	1,198.8	1,198.8	–	1,198.8	–
Other Borrowings	931.5	931.5	–	931.5	–
Senior Notes	2,126.7	2,197.3	–	2,197.3	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,033.4	1,040.0	–	1,040.0	–
Federal Home Loan Bank Borrowings	1,055.0	1,082.1	–	1,082.1	–
Floating Rate Capital Debt	276.9	211.6	–	211.6	–
Other Liabilities
Standby Letters of Credit	61.3	61.3	–	–	61.3
Contingent Consideration	56.8	56.8	–	–	56.8
Loan Commitments	45.5	45.5	–	–	45.5
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$25.2	$25.2	$–	$25.2	$–
Liabilities	31.8	31.8	–	31.8	–
Interest Rate Swaps
Assets	149.6	149.6	–	149.6	–
Liabilities	47.3	47.3	–	47.3	–
Credit Default Swaps
Assets	0.7	0.7	–	0.7	–
Liabilities	0.1	0.1	–	0.1	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	3,062.1	3,062.1	–	3,062.1	–
Liabilities	2,959.8	2,959.8	–	2,959.8	–
Interest Rate Swaps
Assets	188.7	188.7	–	188.7	–
Liabilities	184.6	184.6	–	184.6	–

Note: Refer to the table located on page 77 for the disaggregation of available for sale securities.

Securities	12 Months Ended
Dec. 31, 2012
Securities

Note 4 – Securities

Securities Available for Sale. The following tables provide the amortized cost, fair values, and remaining maturities of securities available for sale.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$1,747.9	$36.7	$–	$1,784.6
Obligations of States and Political Subdivisions	13.9	0.2	–	14.1
Government Sponsored Agency	18,520.6	122.2	4.0	18,638.8
Corporate Debt	2,602.4	18.1	2.1	2,618.4
Covered Bonds	1,697.1	51.0	0.1	1,748.0
Supranational Bonds	1,053.9	7.0	0.2	1,060.7
Residential Mortgage-Backed	102.4	0.4	10.8	92.0
Other Asset-Backed	2,280.0	4.3	0.4	2,283.9
Auction Rate	99.6	2.1	3.9	97.8
Other	304.4	0.8	–	305.2

Total	$28,422.2	$242.8	$21.5	$28,643.5

	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$3,965.9	$63.5	$–	$4,029.4
Obligations of States and Political Subdivisions	14.9	0.9	–	15.8
Government Sponsored Agency	16,702.6	86.1	17.3	16,771.4
Corporate Debt	2,677.7	4.7	5.7	2,676.7
Covered Bonds	746.1	9.2	0.4	754.9
Non-U.S. Government Debt	173.7	–	–	173.7
Supranational Bonds	971.0	3.0	1.9	972.1
Residential Mortgage-Backed	196.1	–	32.3	163.8
Other Asset-Backed	1,606.8	1.3	3.3	1,604.8
Certificates of Deposit	2,418.2	0.2	0.3	2,418.1
Auction Rate	186.5	4.3	12.5	178.3
Other	433.1	0.6	0.2	433.5

Total	$30,092.6	$173.8	$73.9	$30,192.5

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2012		DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$7,431.7	$7,451.2	$9,468.8	$9,469.6
Due After One Year Through Five Years	18,663.4	18,840.4	18,464.6	18,555.1
Due After Five Years Through Ten Years	1,724.0	1,738.0	1,326.7	1,333.7
Due After Ten Years	603.1	613.9	832.5	834.1

Total	$28,422.2	$28,643.5	$30,092.6	$30,192.5

Note: Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Securities Held to Maturity. The following tables provide the amortized cost, fair values and remaining maturities of securities held to maturity.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$329.3	$17.2	$–	$346.5
Government Sponsored Agency	112.9	3.8	–	116.7
Non-U.S. Government Debt	205.0	–	–	205.0
Certificates of Deposit	1,667.6	0.2	0.6	1,667.2
Other	67.2	0.3	8.1	59.4

Total	$2,382.0	$21.5	$8.7	$2,394.8

	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$529.4	$24.6	$0.1	$553.9
Government Sponsored Agency	156.8	4.3	0.1	161.0
Other	113.0	0.1	10.9	102.2

Total	$799.2	$29.0	$11.1	$817.1

REMAINING MATURITY OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2012		DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$2,029.5	$2,030.6	$199.5	$200.9
Due After One Year Through Five Years	268.1	280.2	355.4	365.5
Due After Five Years Through Ten Years	45.4	49.8	215.5	226.1
Due After Ten Years	39.0	34.2	28.8	24.6

Total	$2,382.0	$2,394.8	$799.2	$817.1

Note: Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Securities held to maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity.

Investment Security Gains and Losses. Net investment security losses totaling $1.7 million, $23.9 million, and $20.4 million were recognized in 2012, 2011, and 2010, respectively, and included OTTI losses of $3.3 million, $23.3 million, and $21.2 million, respectively. Gross proceeds from the sale of securities during the year ended December 31, 2012 of $2.7 billion resulted in gross realized gains of $23.5 million and gross realized losses of $21.9 million. There were $1.6 million and $0.8 million of other realized net security gains in 2012 and 2010, respectively, and $0.6 million of other realized net security losses in 2011.

Securities with Unrealized Losses. The following tables provide information regarding securities that had been in a continuous unrealized loss position for less than 12 months and for 12 months or longer as of December 31, 2012 and 2011.

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2012	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Government Sponsored Agency	$482.2	$1.0	$1,171.8	$3.0	$1,654.0	$4.0
Corporate Debt	441.5	2.0	50.0	0.1	491.5	2.1
Covered Bonds	20.1	0.1	–	–	20.1	0.1
Supranational Bonds	113.8	0.2	–	–	113.8	0.2
Residential Mortgage-Backed	–	–	84.7	10.8	84.7	10.8
Other Asset-Backed	146.1	0.1	40.0	0.3	186.1	0.4
Certificates of Deposit	1,178.8	0.6	–	–	1,178.8	0.6
Auction Rate	2.7	0.3	41.0	3.6	43.7	3.9
Other	9.3	1.9	43.8	6.2	53.1	8.1

Total	$2,394.5	$6.2	$1,431.3	$24.0	$3,825.8	$30.2

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2011	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$2.7	$0.1	$–	$–	$2.7	$0.1
Government Sponsored Agency	5,492.5	14.1	470.1	3.3	5,962.6	17.4
Corporate Debt	1,027.5	4.1	123.6	1.6	1,151.1	5.7
Covered Bonds	50.4	0.4	–	–	50.4	0.4
Supranational Bonds	438.2	1.8	99.9	0.1	538.1	1.9
Residential Mortgage-Backed	4.7	0.9	158.8	31.4	163.5	32.3
Other Asset-Backed	824.6	2.3	205.7	1.0	1,030.3	3.3
Certificates of Deposit	1,019.9	0.3	–	–	1,019.9	0.3
Auction Rate	61.0	7.3	52.6	5.2	113.6	12.5
Other	146.3	2.1	45.0	9.0	191.3	11.1

Total	$9,067.8	$33.4	$1,155.7	$51.6	$10,223.5	$85.0

As of December 31, 2012, 233 securities with a combined fair value of $3.8 billion were in an unrealized loss position, with their unrealized losses totaling $30.2 million. Unrealized losses on residential mortgage-backed securities totaling $10.8 million reflect the impact of wider credit and liquidity spreads on the valuations of 13 residential mortgage-backed securities since purchase, with $84.7 million having been in an unrealized loss position for more than 12 months. Residential mortgage-backed securities rated below double-A at December 31, 2012 represented 96% of the total fair value of residential mortgage-backed securities, were comprised primarily of subprime, prime, and Alt-A securities, and had a total amortized cost and fair value of $98.6 million and $88.2 million, respectively. Securities classified as “other asset-backed” at December 31, 2012 had average lives of less than 5 years, and 99% were rated triple-A.

Unrealized losses of $4.0 million related to government sponsored agency securities are primarily attributable to changes in market rates since their purchase. The majority of the $8.1 million of unrealized losses in securities classified as “other” at December 31, 2012 relate to securities which Northern Trust purchases for compliance with the Community Reinvestment Act (CRA). Unrealized losses on these CRA related other securities are attributable to their purchase at below market rates for the purpose of supporting institutions and programs that benefit low to moderate income communities within Northern Trust’s market area. Unrealized losses of $3.9 million related to auction rate securities primarily reflect reduced market liquidity as a majority of auctions continue to fail preventing holders from liquidating their investments at par. Unrealized losses of $2.1 million within corporate debt securities primarily reflect widened credit spreads; 45% of the corporate debt portfolio is backed by guarantees provided by U.S. and non-U.S. governmental entities. The remaining unrealized losses on Northern Trust’s securities portfolio as of December 31, 2012 are attributable to changes in overall market interest rates, increased credit spreads, or reduced market liquidity. As of December 31, 2012, Northern Trust does not intend to sell any investment in an unrealized loss position and it is not more likely than not that Northern Trust will be required to sell any such investment before the recovery of its amortized cost basis, which may be maturity.

Security impairment reviews are conducted quarterly to identify and evaluate securities that have indications of possible OTTI. A determination as to whether a security’s decline in market value is other-than-temporary takes into consideration numerous factors and the relative significance of any single factor can vary by security. Factors Northern Trust considers in determining whether impairment is other-than-temporary include, but are not limited to, the length of time the security has been impaired; the severity of the impairment; the cause of the impairment and the financial condition and near-term prospects of the issuer; activity in the market of the issuer which may indicate adverse credit conditions; Northern Trust’s intent regarding the sale of the security as of the balance sheet date; and the likelihood that it will not be required to sell the security for a period of time sufficient to allow for the recovery of the security’s amortized cost basis. For each security meeting the requirements of Northern Trust’s internal screening process, an extensive review is conducted to determine if OTTI has occurred.

While all securities are considered, the following describes Northern Trust’s process for identifying credit impairment within non-agency residential mortgage-backed securities, the security type for which Northern Trust has recognized the majority of its OTTI. To determine if an unrealized loss on a non-agency residential mortgage-backed security is other-than-temporary, economic models are used to perform cash flow analyses by developing multiple scenarios in order to create reasonable forecasts of the security’s future performance using available data including servicers’ loan charge off patterns, prepayment speeds, annualized default rates, each security’s current delinquency pipeline, the delinquency pipeline’s growth rate, the roll rate from delinquency to default, loan loss severities and historical performance of like collateral, along with Northern Trust’s outlook for the housing market and the overall economy. If the present value of future cash flows projected as a result of this analysis is less than the current amortized cost of the security, a credit-related OTTI loss is recorded to earnings equal to the difference between the two amounts.

Impairments of non-agency residential mortgage-backed securities are influenced by a number of factors, including but not limited to, U.S. economic and housing market performance, security credit enhancement level, insurance coverage, year of origination, and type of collateral. The factors used in estimating losses on non-agency residential mortgage-backed securities vary by year of origination and type of collateral. As of December 31, 2012, loss estimates for subprime, Alt-A, prime and 2nd lien collateral portfolios were developed using default roll rates, determined primarily by the stage of delinquency of the underlying instrument, that generally assumed ultimate default rates approximating 5% to 30% for current loans; 30% for loans 30 to 60 days delinquent; 80% for loans 60 to 90 days delinquent; 90% for loans delinquent greater than 90 days; and 100% for OREO properties and loans that are in foreclosure.

December 31, 2012 amortized cost, weighted average ultimate default rates, and impairment severity rates for the non-agency residential mortgage-backed securities portfolio, by security type, are provided in the following table.

	DECEMBER 31, 2012
			LOSS SEVERITY RATES
($ In Millions)	AMORTIZED COST	WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	LOW	HIGH	WEIGHTED AVERAGE
Prime	$9.3	21.5%	33.0%	48.6%	34.7%
Alt-A	13.1	42.2	68.3	68.3	68.3
Subprime	56.7	49.5	61.8	84.2	76.6
2nd Lien	23.3	33.6	98.5	100.0	99.2
Total Non-Agency Residential Mortgage-Backed Securities	$102.4	41.8%	33.0%	100.0%	76.9%

During the year ended December 31, 2012, OTTI losses totaling $3.3 million were recognized, of which $1.7 million related to non-agency residential mortgage-backed securities and $1.6 million related to auction rate securities. Northern Trust’s processes for identifying credit impairment within auction rate securities are largely consistent with the processes utilized for non-agency residential mortgage-backed securities and include analyses of loss severities and default rates adjusted for the type of underlying loan and the presence of government guarantees, as applicable. OTTI losses of $23.3 million and $21.2 million were recorded for the years ended December 31, 2011 and 2010, respectively, related to non-agency residential mortgage-backed securities.

Credit Losses on Debt Securities. The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income and net impairment losses recognized in earnings, for the years ended December 31, 2012, 2011, and 2010.

	DECEMBER 31,
(In Millions)	2012	2011	2010
Changes in Other-Than-Temporary Impairment Losses(1)	$(2.7)	$(1.1)	$(0.8)
Noncredit-related Losses Recorded in / (Reclassified from) OCI(2)	(0.6)	(22.2)	(20.4)

Net Impairment Losses Recognized in Earnings	$(3.3)	$(23.3)	$(21.2)

(1) For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

(2) For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011
Cumulative Credit-Related Losses on Securities Held – Beginning of Year	$68.2	$94.2
Plus: Losses on Newly Identified Impairments	1.6	1.5
Additional Losses on Previously Identified Impairments	1.7	21.8
Less: Current and Prior Period Losses on Securities Sold During the Year	(29.2)	(49.3)

Cumulative Credit-Related Losses on Securities Held – End of Year	$42.3	$68.2

The table below provides information regarding debt securities held as of December 31, 2012 and 2011, for which an OTTI loss has been recognized in the current year or previously.

	DECEMBER 31,
(In Millions)	2012	2011
Fair Value	$51.5	$73.6
Amortized Cost Basis	59.0	96.8

Noncredit-related Losses Recognized in OCI	(7.5)	(23.2)
Tax Effect	2.8	8.6

Amount Recognized in OCI	$(4.7)	$(14.6)

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2012
Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Note 5 – Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Securities purchased under agreements to resell and securities sold under agreements to repurchase are recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

The following tables summarize information related to securities purchased under agreements to resell and securities sold under agreements to repurchase.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL
($ In Millions)	2012	2011
Balance at December 31	$35.4	$74.7
Average Balance During the Year	241.5	246.3
Average Interest Rate Earned During the Year	0.16%	0.07%
Maximum Month-End Balance During the Year	537.4	424.2

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
($ In Millions)	2012	2011
Balance at December 31	$699.8	$1,198.8
Average Balance During the Year	448.2	815.8
Average Interest Rate Paid During the Year	0.08%	0.08%
Maximum Month-End Balance During the Year	699.8	1,479.3

Loans and Leases	12 Months Ended
Dec. 31, 2012
Loans and Leases

Note 6 – Loans and Leases

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31,
(In Millions)	2012	2011
Commercial
Commercial and Institutional	$7,468.5	$6,918.7
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035.0	978.8
Non-U.S.	1,192.3	1,057.5
Other	341.6	417.6

Total Commercial	12,897.2	12,354.3

Personal
Residential Real Estate	10,375.2	10,708.9
Private Client	6,130.1	5,651.4
Other	102.0	349.3

Total Personal	16,607.3	16,709.6
Total Loans and Leases	$29,504.5	$29,063.9
Allowance for Credit Losses Assigned to Loans and Leases	(297.9)	(294.8)

Net Loans and Leases	$29,206.6	$28,769.1

Residential real estate loans consist of conventional home mortgages and equity credit lines that generally require a loan to collateral value of no more than 65% to 80% at inception. Northern Trust’s equity credit line products have draw periods of up to 10 years and a balloon payment of any outstanding balance is due at maturity. Payments are interest only with variable interest rates. Northern Trust does not offer equity credit lines that include an option to convert the outstanding balance to an amortizing payment loan. As of December 31, 2012 and 2011, equity credit lines totaled $2.3 billion and $2.6 billion, respectively, and equity credit lines for which the first liens were held by Northern Trust at those dates represented 86% of the respective totals.

Included within the non-U.S., commercial-other, and personal-other classes are short duration advances, primarily related to the processing of custodied client investments, that totaled $1.5 billion and $1.6 billion at December 31, 2012 and 2011, respectively. Demand deposits reclassified as loan balances totaled $224.7 million and $191.6 million at December 31, 2012 and 2011, respectively. Loans classified as held for sale totaled $11.7 million at December 31, 2012 and $9.3 million at December 31, 2011.

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31,
(In Millions)	2012	2011
Direct Finance Leases:
Lease Receivable	$239.2	$156.3
Residual Value	162.2	149.2
Initial Direct Costs	3.5	2.9
Unearned Income	(43.5)	(44.1)

Investment in Direct Finance Leases	$361.4	$264.3

Leveraged Leases:
Net Rental Receivable	559.9	326.0
Residual Value	297.9	622.7
Unearned Income	(184.2)	(234.2)

Investment in Leveraged Leases	$673.6	$714.5

Lease Financing, net	$1,035.0	$978.8

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2013	$48.6
2014	45.7
2015	39.5
2016	29.1
2017	26.7

Credit Quality Indicators. Credit quality indicators are statistics, measurements or other metrics that provide information regarding the relative credit risk of loans and leases. Northern Trust utilizes a variety of credit quality indicators to assess the credit risk of loans and leases at the segment, class, and individual credit exposure levels.

As part of its credit process, Northern Trust utilizes an internal borrower risk rating system to support identification, approval, and monitoring of credit risk. Borrower risk ratings are used in credit underwriting, management reporting, and the calculation of credit loss allowances and economic capital.

Risk ratings are used for ranking the credit risk of borrowers and the probability of their default. Each borrower is rated using one of a number of ratings models, which consider both quantitative and qualitative factors. The ratings models vary among classes of loans and leases in order to capture the unique risk characteristics inherent within each particular type of credit exposure. Provided below are the significant performance indicator attributes considered within Northern Trust’s borrower rating models, by loan and lease class.

•	Commercial and Institutional: leverage, profit margin, liquidity, return on assets, asset size, and capital levels;
•

Commercial Real Estate: debt service coverage and leasing status for income-producing properties; loan-to-value and loan-to-cost ratios, leasing status, and guarantor support for loans associated with construction and development properties;

•	Lease Financing and Commercial-Other: leverage and profit margin levels;
•	Non-U.S.: entity type, liquidity, size, and leverage;
•	Residential Real Estate: payment history, credit bureau scores, and cash flow-to-debt and net worth ratios;
•	Private Client: cash flow-to-debt and net worth ratios, leverage, and profit margin levels; and
•	Personal-Other: cash flow-to-debt and net worth ratios.

While the criteria vary by model, the objective is for the borrower ratings to be consistent in both the measurement and ranking of risk. Each model is calibrated to a master rating scale to support this consistency. Ratings for borrowers not in default range from “1” for the strongest credits to “7” for the weakest non-defaulted credits. Ratings of “8” or “9” are used for defaulted borrowers. Borrower risk ratings are monitored and are revised when events or circumstances indicate a change is required. Risk ratings are validated at least annually.

Loan and lease segment and class balances at December 31, 2012 and 2011 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9” (watch list), categories.

	DECEMBER 31, 2012				DECEMBER 31, 2011
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$4,291.8	$3,040.6	$136.1	$7,468.5	$3,681.8	$3,029.1	$207.8	$6,918.7
Commercial Real Estate	888.6	1,710.9	260.3	2,859.8	1,247.1	1,467.2	267.4	2,981.7
Lease Financing, net	647.1	382.3	5.6	1,035.0	547.7	422.3	8.8	978.8
Non-U.S.	542.7	646.6	3.0	1,192.3	519.0	527.3	11.2	1,057.5
Other	167.2	174.4	–	341.6	241.4	176.2	–	417.6

Total Commercial	6,537.4	5,954.8	405.0	12,897.2	6,237.0	5,622.1	495.2	12,354.3

Personal
Residential Real Estate	3,003.3	6,868.2	503.7	10,375.2	2,777.1	7,501.0	430.8	10,708.9
Private Client	3,741.3	2,365.4	23.4	6,130.1	3,390.6	2,245.9	14.9	5,651.4
Other	50.0	52.0	–	102.0	162.3	187.0	–	349.3

Total Personal	6,794.6	9,285.6	527.1	16,607.3	6,330.0	9,933.9	445.7	16,709.6

Total Loans and Leases	$13,332.0	$15,240.4	$932.1	$29,504.5	$12,567.0	$15,556.0	$940.9	$29,063.9

Loans and leases in the “1 to 3” category are expected to exhibit minimal to modest probabilities of default and are characterized by borrowers having the strongest financial qualities, including above average financial flexibility, cash flows and capital levels. Borrowers assigned these ratings are anticipated to experience very little to moderate financial pressure in adverse down cycle scenarios. As a result of these characteristics, borrowers within this category exhibit a minimal to modest likelihood of loss.

Loans and leases in the “4 to 5” category are expected to exhibit moderate to acceptable probabilities of default and are characterized by borrowers with less financial flexibility than those in the “1 to 3” category. Cash flows and capital levels are generally sufficient to allow for borrowers to meet current requirements, but have reduced cushion in adverse down cycle scenarios. As a result of these characteristics, borrowers within this category exhibit a moderate likelihood of loss.

Loans and leases in the watch list category have elevated credit risk profiles that are monitored through internal watch lists, and consist of credits with borrower ratings of “6 to 9”. These credits, which include all nonperforming credits, are expected to exhibit minimally acceptable probabilities of default, elevated risk of default, or are currently in default. Borrowers associated with these risk profiles that are not currently in default have limited financial flexibility. Cash flows and capital levels range from acceptable to potentially insufficient to meet current requirements, particularly in adverse down cycle scenarios. As a result of these characteristics, borrowers in this category exhibit an elevated to probable likelihood of loss.

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the other real estate owned and total nonperforming asset balances, as of December 31, 2012 and 2011.

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2012
Commercial
Commercial and Institutional	$7,433.4	$6.4	$5.5	$1.6	$7,446.9	$21.6	$7,468.5
Commercial Real Estate	2,782.0	6.9	13.1	1.4	2,803.4	56.4	2,859.8
Lease Financing, net	1,035.0	–	–	–	1,035.0	–	1,035.0
Non-U.S.	1,192.3	–	–	–	1,192.3	–	1,192.3
Other	341.6	–	–	–	341.6	–	341.6

Total Commercial	12,784.3	13.3	18.6	3.0	12,819.2	78.0	12,897.2

Personal
Residential Real Estate	10,096.3	68.1	25.7	10.5	10,200.6	174.6	10,375.2
Private Client	6,091.3	14.8	16.3	5.5	6,127.9	2.2	6,130.1
Other	102.0	–	–	–	102.0	–	102.0

Total Personal	16,289.6	82.9	42.0	16.0	16,430.5	176.8	16,607.3

Total Loans and Leases	$29,073.9	$96.2	$60.6	$19.0	$29,249.7	$254.8	$29,504.5

			Other Real Estate Owned			$20.3

			Total Nonperforming Assets			$275.1

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2011
Commercial
Commercial and Institutional	$6,869.2	$15.0	$2.7	$0.5	$6,887.4	$31.3	$6,918.7
Commercial Real Estate	2,878.2	10.8	10.3	2.9	2,902.2	79.5	2,981.7
Lease Financing, net	978.8	–	–	–	978.8	–	978.8
Non-U.S.	1,057.5	–	–	–	1,057.5	–	1,057.5
Other	417.6	–	–	–	417.6	–	417.6

Total Commercial	12,201.3	25.8	13.0	3.4	12,243.5	110.8	12,354.3

Personal
Residential Real Estate	10,428.0	67.7	27.6	8.0	10,531.3	177.6	10,708.9
Private Client	5,623.0	15.7	5.7	1.7	5,646.1	5.3	5,651.4
Other	349.3	–	–	–	349.3	–	349.3

Total Personal	16,400.3	83.4	33.3	9.7	16,526.7	182.9	16,709.6

Total Loans and Leases	$28,601.6	$109.2	$46.3	$13.1	$28,770.2	$293.7	$29,063.9

			Other Real Estate Owned			$21.2

			Total Nonperforming Assets			$314.9

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2012			AS OF DECEMBER 31, 2011
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance
Commercial and Institutional	$15.1	$19.3	$–	$21.4	$24.0	$–
Commercial Real Estate	64.9	76.9	–	46.5	68.0	–
Lease Financing, net	4.6	4.6	–	–	–	–
Residential Real Estate	131.3	165.7	–	134.4	162.6	–
Private Client	0.8	1.0	–	1.6	1.9	–
With a related specific allowance
Commercial and Institutional	8.1	10.2	2.8	11.9	20.5	8.8
Commercial Real Estate	32.3	33.8	8.2	41.4	50.1	14.1
Residential Real Estate	11.8	13.0	6.1	18.9	26.2	8.9
Private Client	0.9	0.9	0.9	3.3	3.6	1.0
Total
Commercial	125.0	144.8	11.0	121.2	162.6	22.9
Personal	144.8	180.6	7.0	158.2	194.3	9.9

Total	$269.8	$325.4	$18.0	$279.4	$356.9	$32.8

	YEAR ENDED DECEMBER 31, 2012		YEAR ENDED DECEMBER 31, 2011
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance
Commercial and Institutional	$22.7	$0.1	$18.3	$0.1
Commercial Real Estate	51.6	1.2	33.0	0.5
Lease Financing, net	3.8	–	–	–
Residential Real Estate	117.3	0.8	111.8	2.1
Private Client	1.6	–	2.2	–
With a related specific allowance
Commercial and Institutional	6.9	–	23.6	–
Commercial Real Estate	23.3	–	59.8	–
Residential Real Estate	14.3	–	9.7	–
Private Client	1.0	–	2.0	–
Total
Commercial	108.3	1.3	134.7	0.6
Personal	134.2	0.8	125.7	2.1

Total	$242.5	$2.1	$260.4	$2.7

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Interest income that would have been recorded on nonperforming loans in accordance with their original terms totaled approximately $11.6 million in 2012, $15.4 million in 2011, and $16.0 million in 2010.

There were $2.1 million and $9.7 million of combined unfunded loan commitments and standby letters of credit at December 31, 2012 and 2011, respectively, issued to borrowers whose loans were classified as nonperforming or impaired.

Troubled Debt Restructurings. As of December 31, 2012 and 2011, there were $49.8 million and $72.2 million, respectively, of nonperforming TDRs and $74.7 million and $41.1 million, respectively, of performing TDRs, included within impaired loans.

The following tables provide, by segment and class, the number of loans and leases modified in TDRs during the years ended December 31, 2012 and 2011, and the recorded investments and unpaid principal balances as of December 31, 2012 and 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2012 Commercial
Commercial and Institutional	3	$0.6	$1.2
Commercial Real Estate	13	36.6	39.2
Lease Financing, net	1	4.7	4.7

Total Commercial	17	41.9	45.1

Personal
Residential Real Estate	116	15.9	22.0
Private Client	1	0.8	0.8

Total Personal	117	16.7	22.8

Total Loans and Leases	134	$58.6	$67.9

Note: Period end balances reflect all paydowns and charge-offs during the year.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2011 Commercial
Commercial and Institutional	6	$10.4	$12.1
Commercial Real Estate	16	34.0	42.6

Total Commercial	22	44.4	54.7

Personal
Residential Real Estate	148	32.6	40.4
Private Client	1	–	–

Total Personal	149	32.6	40.4

Total Loans and Leases	171	$77.0	$95.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

TDR modifications primarily involve interest rate concessions, extensions of term, deferrals of principal, and other modifications. Other modifications typically reflect other nonstandard terms which Northern Trust would not offer in non-troubled situations. During the year ended December 31, 2012, TDR modifications of loans within the commercial and institutional class were primarily extensions of term and deferrals of principal; modifications of commercial real estate loans, leases and private client loans were primarily deferrals of principal, extensions of term and other modifications; and modifications of residential real estate loans were primarily interest rate concessions, deferrals of principal and extensions of term.

There were 3 residential real estate loans modified in troubled debt restructurings during the previous 12 months which subsequently became nonperforming during the year ended December 31, 2012. The total recorded investment and unpaid principal balance of these loans were $128.1 thousand and $129.3 thousand, respectively.

The following table provides, by segment and class, the number of loans and leases which had both become nonperforming during the year ended December 31, 2011, and been modified in the proceeding 12-month period, as well as their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	1	$–	$0.4

Total Commercial	1	–	0.4

Personal
Residential Real Estate	8	2.1	2.6
Private Client	1	0.8	1.1

Total Personal	9	2.9	3.7

Total Loans and Leases	10	$2.9	$4.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

All loans and leases modified in troubled debt restructurings are evaluated for impairment. The nature and extent of impairment of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for credit losses.

Allowance for Credit Losses	12 Months Ended
Dec. 31, 2012
Allowance for Credit Losses

Note 7 – Allowance for Credit Losses

The allowance for credit losses, which represents management’s estimate of probable losses related to specific borrower relationships and inherent in the various loan and lease portfolios, unfunded commitments, and standby letters of credit, is determined by management through a disciplined credit review process. Northern Trust’s accounting policies related to the estimation of the allowance for credit losses and the charging off of loans, leases and other extensions of credit deemed uncollectible are consistent across both loan and lease segments.

In establishing the inherent portion of the allowance for credit losses, Northern Trust’s Loan Loss Allowance Committee assesses a common set of qualitative factors applicable to both the commercial and personal loan segments. The risk characteristics underlying these qualitative factors, and management’s assessments as to the relative importance of a qualitative factor, can vary between loan segments and between classes within loan segments. Factors evaluated include those related to external matters, such as economic conditions and changes in collateral value, and those related to internal matters, such as changes in asset quality metrics and loan review activities. In addition to the factors noted above, risk characteristics such as portfolio delinquencies, percentage of portfolio on the watch list and on nonperforming status, and average borrower ratings are assessed in the determination of the inherent allowance.

Loan-to-value levels are considered for collateral-secured loans and leases in both the personal and commercial segments. Borrower debt service coverage is evaluated in the personal segment, and cash flow coverage is analyzed in the commercial segment. Similar risk characteristics by type of exposure are analyzed when determining the allowance for unfunded commitments and standby letters of credit. These qualitative factors, together with historical loss rates, serve as the basis for the allowance for credit losses.

Loans, leases and other extensions of credit deemed uncollectible are charged to the allowance for credit losses. Subsequent recoveries, if any, are credited to the allowance. Determinations as to whether an uncollectible loan is charged-off or a specific allowance is established are based on management’s assessment as to the level of certainty regarding the amount of loss.

Changes in the allowance for credit losses by segment were as follows:

	2012			2011			2010
(In Millions)	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL
Balance at Beginning of Year	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6
Charge-Offs	(19.9)	(43.1)	(63.0)	(56.3)	(60.0)	(116.3)	(76.2)	(73.9)	(150.1)
Recoveries	20.3	16.4	36.7	21.5	11.4	32.9	3.6	3.3	6.9

Net (Charge-Offs) Recoveries	0.4	(26.7)	(26.3)	(34.8)	(48.6)	(83.4)	(72.6)	(70.6)	(143.2)
Provision for Credit Losses	(17.2)	42.2	25.0	(10.9)	65.9	55.0	77.2	82.8	160.0
Effect of Foreign Exchange Rates	–	–	–	–	–	–	(0.1)	–	(0.1)

Balance at End of Year	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3

Allowance for Credit Losses Assigned to:
Loans and Leases	$166.1	$131.8	$297.9	$178.6	$116.2	$294.8	$220.7	$98.9	$319.6
Unfunded Commitments and Standby Letters of Credit	28.1	1.6	29.7	32.4	1.7	34.1	36.0	1.7	37.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3

The following tables provide information regarding the recorded investments in loans and leases and the allowance for credit losses by segment as of December 31, 2012 and 2011.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2012
Loans and Leases
Specifically Evaluated for Impairment	$125.0	$144.8	$269.8
Evaluated for Inherent Impairment	12,772.2	16,462.5	29,234.7

Total Loans and Leases	12,897.2	16,607.3	29,504.5
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	11.0	7.0	18.0
Evaluated for Inherent Impairment	155.1	124.8	279.9

Allowance assigned to loans and leases	166.1	131.8	297.9
Allowance for Unfunded Exposures
Commitments and Standby Letters of Credit	28.1	1.6	29.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2011
Loans and Leases
Specifically Evaluated for Impairment	$121.2	$158.2	$279.4
Evaluated for Inherent Impairment	12,233.1	16,551.4	28,784.5

Total Loans and Leases	12,354.3	16,709.6	29,063.9
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	22.9	9.9	32.8
Evaluated for Inherent Impairment	155.7	106.3	262.0

Allowance assigned to loans and leases	178.6	116.2	294.8
Allowance for Unfunded Exposures
Commitments and Standby Letters of Credit	32.4	1.7	34.1

Total Allowance for Credit Losses	$211.0	$117.9	$328.9

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk

Note 8 – Concentrations of Credit Risk

Concentrations of credit risk exist if a number of borrowers or other counterparties are engaged in similar activities and have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. The fact that a credit exposure falls into one of these groups does not necessarily indicate that the credit has a higher than normal degree of credit risk. These groups are: commercial real estate, residential real estate, and banks and bank holding companies.

Commercial Real Estate. The commercial real estate portfolio consists of commercial mortgages and construction, acquisition and development loans extended primarily to highly experienced developers and/or investors well known to Northern Trust. Underwriting standards generally reflect conservative loan-to-value ratios and debt service coverage requirements. Recourse to borrowers through guarantees is also commonly required. Commercial mortgage financing is provided for the acquisition or refinancing of income producing properties. Cash flows from the properties generally are sufficient to amortize the loan. These loans average approximately $1.7 million each and are primarily located in the Illinois, Florida, California, Texas and Arizona markets. Construction, acquisition and development loans provide financing for commercial real estate prior to rental income stabilization. The intent is generally that the borrower will sell the project or refinance the loan through a commercial mortgage with Northern Trust or another financial institution upon completion.

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2012	2011
Commercial Mortgages
Apartment/ Multi-family	$652.9	$656.3
Office	621.4	615.6
Retail	614.5	523.1
Industrial/ Warehouse	312.5	357.7
Other	148.7	133.3

Total Commercial Mortgages	2,350.0	2,286.0
Construction, Acquisition and Development Loans	289.4	450.1
Single Family Investment	135.0	161.4
Other Commercial Real Estate Related	85.4	84.2

Total Commercial Real Estate Loans	$2,859.8	$2,981.7

Residential Real Estate. At December 31, 2012, residential real estate loans totaled $10.4 billion, or 37% of total U.S. loans at December 31, 2012, compared with $10.7 billion or 38% at December 31, 2011. Residential real estate loans consist of conventional home mortgages and equity credit lines, which generally require a loan to collateral value of no more than 65% to 80% at inception. Revaluations of supporting collateral are obtained upon refinancing or default or when otherwise considered warranted. Collateral revaluations for mortgages are performed by independent third parties. Of the total $10.4 billion in residential real estate loans, $3.2 billion were in the greater Chicago area, $2.5 billion were in Florida, and $1.6 billion were in California, with the remainder distributed throughout the other geographic regions within the U.S. served by Northern Trust. Legally binding commitments to extend residential real estate credit, which are primarily equity credit lines, totaled $1.2 billion at December 31, 2012 and $2.2 billion at December 31, 2011.

Banks and Bank Holding Companies. On-balance sheet credit risk to banks and bank holding companies, both U.S. and non-U.S., consists primarily of interest bearing deposits with banks, federal funds sold, and securities purchased under agreements to resell, which totaled $18.9 billion and $16.8 billion at December 31, 2012 and 2011, respectively, and noninterest-bearing demand balances maintained at correspondent banks, which totaled $3.7 billion and $4.2 billion at December 31, 2012 and 2011, respectively. Credit risk associated with U.S. and non-U.S. banks and bank holding companies deemed to be counterparties by Credit Policy is managed by the Counterparty Risk Management Committee. Credit risk associated with other U.S. banks and bank holding companies that maintain commercial credit relationships with Northern Trust is managed by the relevant Credit Approval Committee and/or the Senior Credit Committee. Credit limits are established through a review process that includes an internally prepared financial analysis, use of an internal risk rating system and consideration of external ratings from rating agencies. Northern Trust places deposits with banks that have strong internal and external credit ratings and the average life to maturity of deposits with banks is maintained on a short-term basis in order to respond quickly to changing credit conditions.

Buildings and Equipment	12 Months Ended
Dec. 31, 2012
Buildings and Equipment

Note 9 – Buildings and Equipment

A summary of buildings and equipment is presented below.

	DECEMBER 31, 2012
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$31.8	$0.6	$31.2
Buildings	258.0	133.9	124.1
Equipment	437.1	268.1	169.0
Leasehold Improvements	320.5	210.1	110.4
Buildings Leased under Capital Leases	82.5	47.3	35.2

Total Buildings and Equipment	$1,129.9	$660.0	$469.9

The charge for depreciation, which includes depreciation of assets recorded under capital leases, amounted to $88.3 million in 2012, $89.2 million in 2011, and $93.5 million in 2010.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments

Note 10 – Lease Commitments

At December 31, 2012, Northern Trust was obligated under a number of non-cancelable operating leases for buildings and equipment. Certain leases contain rent escalation clauses based on market indices or increases in real estate taxes and other operating expenses and renewal option clauses calling for increased rentals. There are no restrictions imposed by any lease agreement regarding the payment of dividends, debt financing or Northern Trust entering into further lease agreements. Minimum annual lease commitments as of December 31, 2012 for all non-cancelable operating leases with a term of 1 year or more are as follows:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2013	$83.9
2014	75.8
2015	68.8
2016	61.7
2017	59.8
Later Years	359.7

Total Minimum Lease Payments	709.7
Less: Sublease Rentals	(24.1)

Net Minimum Lease Payments	$685.6

Operating lease rental expense, net of rental income, is recorded in occupancy expense and amounted to $77.9 million in 2012, $84.2 million in 2011, and $68.1 million in 2010. Net rental expense in 2012 and 2011 includes $3.6 million and $6.4 million, respectively, of restructuring, acquisition and integration related charges attributable to reductions in office space.

One of the buildings and related land utilized for Chicago operations has been leased under an agreement that qualifies as a capital lease. The original long-term financing for the property was provided by Northern Trust. In the event of sale or refinancing, Northern Trust would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.

The following table reflects the future minimum lease payments required under capital leases, net of any payments received on the long-term financing, and the present value of net capital lease obligations at December 31, 2012.

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS, NET
2013	$8.1
2014	8.4
2015	8.3
2016	8.0
2017	8.2
Later Years	15.4

Total Minimum Lease Payments, net	56.4
Less: Amount Representing Interest	15.2

Net Present Value under Capital Lease Obligations	$41.2

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles

Note 11 – Goodwill and Other Intangibles

Changes in the carrying amount of goodwill by business unit for the years ended December 31, 2012 and 2011 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2010	$329.5	$71.4	$400.9
Goodwill Acquired	131.4	–	131.4
Other Changes (Note)	(0.3)	–	(0.3)

Balance at December 31, 2011	$460.6	$71.4	$532.0
Other Changes (Note)	5.7	0.1	5.8

Balance at December 31, 2012	$466.3	$71.5	$537.8

Note: Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other intangible assets are included within other assets in the consolidated balance sheet. The gross carrying amount and accumulated amortization of other intangible assets subject to amortization as of December 31, 2012 and 2011 were as follows:

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION

	DECEMBER 31,
(In Millions)	2012	2011
Gross Carrying Amount	$252.1	$251.2
Accumulated Amortization	148.1	127.8

Net Book Value	$104.0	$123.4

Note: Other intangible assets subject to amortization include the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Other intangible assets consist primarily of the value of acquired client relationships. Amortization expense related to other intangible assets was $20.3 million, $17.5 million, and $14.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization for the years 2013, 2014, 2015, 2016, and 2017 is estimated to be $20.9 million, $20.8 million, $11.8 million, $9.1 million, and $9.1 million, respectively.

Senior Notes and Long-Term Debt	12 Months Ended
Dec. 31, 2012
Senior Notes and Long-Term Debt

Note 12 – Senior Notes and Long-Term Debt

Senior Notes. A summary of senior notes outstanding at December 31 is presented below.

($ In Millions)	RATE	2012	2011
Corporation-Senior Notes(1)(4)
Fixed Rate Due Nov. 2012(5)(12)	5.20%	$–	$206.9
Fixed Rate Due Aug. 2013(6)(12)	5.50	409.6	422.4
Fixed Rate Due May 2014	4.63	500.0	500.0
Fixed Rate Due Nov. 2020(7)	3.45	499.5	499.5
Fixed Rate Due Aug. 2021(8)	3.38	498.1	497.9
Fixed Rate Due Aug. 2022(9)	2.38	498.6	–

Total Senior Notes		$2,405.8	$2,126.7

Long-Term Debt. A summary of long-term debt outstanding at December 31 is presented below.

($ In Millions)	2012	2011
Bank-Subordinated Debt(1)(4)
4.60% Notes due Feb. 2013(2)	$200.0	$200.0
5.85% Notes due Nov. 2017(2)(12)	240.8	241.5
6.50% Notes due Aug. 2018(2)(10)(12)	362.3	360.8
5.375% Sterling Denominated Notes due March 2015(11)	242.3	231.1

Total Bank-Subordinated Debt	1,045.4	1,033.4
Federal Home Loan Bank Borrowings
One Year or Less (Average Rate at Year End – 3.86% in 2012; 4.64% in 2011)	200.0	670.0
One to Three Years (Average Rate at Year End – 4.40% in 2012; 4.08% in 2011)	135.0	335.0
Five to Ten Years (Average Rate at Year End – None in 2012; 6.29% in 2011)	–	50.0

Total Federal Home Loan Bank Borrowings	335.0	1,055.0
Capital Lease Obligations(3)	41.2	44.9

Total Long-Term Debt	$1,421.6	$2,133.3

Long-Term Debt Qualifying as Risk-Based Capital	$556.7	$678.9

(1) Not redeemable prior to maturity.

(2) Under the terms of its current Offering Circular dated August 3, 2012, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.

(3) Refer to Note 10.

(4) Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

(5) Notes issued at a discount of 0.044%.

(6) Notes issued at a discount of 0.09%.

(7) Notes issued at a discount of 0.117%.

(8) Notes issued at a discount of 0.437%

(9) Notes issued at a discount of 0.283%

(10) Notes issued at a discount of 0.02%

(11) Notes issued at a discount of 0.484%

(12) Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2012, increases in the carrying values of the senior and subordinated notes outstanding of $9.8 million and $103.3 million, respectively, were recorded. As of December 31, 2011, increases in the carrying values of senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded.

Floating Rate Capital Debt	12 Months Ended
Dec. 31, 2012
Floating Rate Capital Debt

Note 13 – Floating Rate Capital Debt

In January 1997, the Corporation issued $150 million of Floating Rate Capital Securities, Series A, through a statutory business trust wholly-owned by the Corporation (“NTC Capital I”). In April 1997, the Corporation also issued, through a separate wholly-owned statutory business trust (“NTC Capital II”), $120 million of Floating Rate Capital Securities, Series B. The sole assets of the trusts are Subordinated Debentures of Northern Trust Corporation that have the same interest rates and maturity dates as the corresponding distribution rates and redemption dates of the Floating Rate Capital Securities. The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027. The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027. Both Series A and B Securities currently qualify as tier 1 capital for regulatory purposes. Under the provisions of The Dodd-Frank Wall Street Reform and Consumer Protection Act, the tier 1 regulatory capital treatment of these securities will be phased out over a three-year period beginning on January 1, 2013. The specifics of the phaseout of tier 1 capital treatment have not yet been established by bank regulators.

The Corporation has fully, irrevocably and unconditionally guaranteed all payments due on the Series A and B Securities. The holders of the Series A and B Securities are entitled to receive preferential cumulative cash distributions quarterly in arrears (based on the liquidation amount of $1,000 per Security) at an interest rate equal to the rate on the corresponding Subordinated Debentures. The interest rate on the Series A and Series B securities is equal to three-month LIBOR plus 0.52% and 0.59%, respectively. Subject to certain exceptions, the Corporation has the right to defer payment of interest on the Subordinated Debentures at any time or from time to time for a period not exceeding 20 consecutive quarterly periods provided that no extension period may extend beyond the stated maturity date. If interest is deferred on the Subordinated Debentures, distributions on the Series A and B Securities will also be deferred and the Corporation will not be permitted, subject to certain exceptions, to pay or declare any cash distributions with respect to the Corporation’s capital stock or debt securities that rank the same as or junior to the Subordinated Debentures, until all past due distributions are paid. The Subordinated Debentures are unsecured and subordinated to substantially all of the Corporation’s existing indebtedness.

The Corporation has the right to redeem the Series A and Series B Subordinated Debentures, in whole or in part, at a price equal to the principal amount plus accrued and unpaid interest. The following table summarizes the book values of the outstanding Subordinated Debentures as of December 31, 2012 and 2011:

	DECEMBER 31,
(In Millions)	2012	2011
NTC Capital I Subordinated Debentures due January 15, 2027	$153.9	$153.8
NTC Capital II Subordinated Debentures due April 15, 2027	123.1	123.1

Total Subordinated Debentures	$277.0	$276.9

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

Note 14 – Stockholders’ Equity

Preferred Stock. The Corporation is authorized to issue 10.0 million shares of preferred stock without par value. The Board of Directors of the Corporation is authorized to fix the particular preferences, rights, qualifications and restrictions for each series of preferred stock issued. There was no preferred stock outstanding at December 31, 2012 or 2011.

Common Stock. The Corporation’s current share buyback program authorization was increased to 10.0 million shares in March 2012. Under the Corporation’s current share buyback program, the Corporation may purchase an additional 6.8 million shares after December 31, 2012. The repurchased shares would be used for general purposes of the Corporation, including management of the Corporation’s capital level and the issuance of shares under stock option and other incentive plans of the Corporation.

The average price paid per share for common stock repurchased in 2012, 2011, and 2010 was $46.32, $49.63, and $52.33, respectively.

Under the Corporation’s capital plan, which was submitted in January 2012 and reviewed without objection by the Federal Reserve in March 2012, the Corporation may repurchase up to $77.1 million of common stock after December 31, 2012 through March 2013. The Corporation submitted its most recent capital plan to the Federal Reserve Board in January 2013.

An analysis of changes in the number of shares of common stock outstanding follows:

	2012	2011	2010
Balance at January 1	241,008,509	242,268,903	241,679,942
Incentive Plan and Awards	449,463	189,793	300,376
Stock Options Exercised	973,270	149,385	419,846
Treasury Stock Purchased	(3,516,254)	(1,599,572)	(131,261)

Balance at December 31	238,914,988	241,008,509	242,268,903

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

Note 15 – Accumulated Other Comprehensive Income (Loss)

The following tables summarize the components of accumulated other comprehensive income (loss) at December 31, 2012, 2011, and 2010, and changes during the years then ended.

(In Millions)	BALANCE AT DECEMBER 31, 2012	NET CHANGE	BALANCE AT DECEMBER 31, 2011	NET CHANGE	BALANCE AT DECEMBER 31, 2010	NET CHANGE	BALANCE AT DECEMBER 31, 2009
Net Unrealized Gains (Losses) on Securities Available for Sale	$101.0	$61.2	$39.8	$53.3	$(13.5)	$28.2	$(41.7)
Net Unrealized Gains (Losses) on Cash Flow Hedges	(1.4)	5.6	(7.0)	(18.4)	11.4	37.6	(26.2)
Net Foreign Currency Adjustments	10.5	20.0	(9.5)	(2.5)	(7.0)	(18.3)	11.3
Net Pension and Other Postretirement Benefit Adjustments	(393.1)	(24.2)	(368.9)	(72.7)	(296.2)	8.8	(305.0)

Total	$(283.0)	$62.6	$(345.6)	$(40.3)	$(305.3)	$56.3	$(361.6)

	YEAR ENDED DECEMBER 31,
	2012			2011			2010
(In Millions)	BEFORE TAX	TAX EFFECT	AFTER TAX	BEFORE TAX	TAX EFFECT	AFTER TAX	BEFORE TAX	TAX EFFECT	AFTER TAX
Unrealized Gains (Losses) on Securities Available for Sale
Noncredit-Related Unrealized Losses on Securities OTTI	$15.7	$(5.9)	$9.8	$10.2	$(3.6)	$6.6	$33.0	$(12.2)	$20.8
Other Unrealized Gains (Losses) on Securities Available for Sale	96.2	(36.1)	60.1	61.6	(23.4)	38.2	(8.8)	3.4	(5.4)
Reclassification Adjustment for (Gains) Losses Included in Net Income	(13.9)	5.2	(8.7)	13.5	(5.0)	8.5	20.2	(7.4)	12.8

Net Change	$98.0	$(36.8)	$61.2	$85.3	$(32.0)	$53.3	$44.4	$(16.2)	$28.2
Unrealized Gains (Losses) on Cash Flow Hedges
Unrealized Gains (Losses) on Cash Flow Hedges	$3.2	$(0.6)	$2.6	$(23.6)	$8.8	$(14.8)	$46.7	$(17.1)	$29.6
Reclassification Adjustment for (Gains) Losses Included in Net Income	4.8	(1.8)	3.0	(5.6)	2.0	(3.6)	12.6	(4.6)	8.0

Net Change	$8.0	$(2.4)	$5.6	$(29.2)	$10.8	$(18.4)	$59.3	$(21.7)	$37.6
Foreign Currency Adjustments
Foreign Currency Translation Adjustments	$37.9	$3.1	$41.0	$(7.0)	$–	$(7.0)	$(56.9)	$–	$(56.9)
Net Investment Hedge Gain (Losses)	(33.7)	12.7	(21.0)	25.7	(21.2)	4.5	60.9	(22.3)	38.6

Net Change	$4.2	$15.8	$20.0	$18.7	$(21.2)	$(2.5)	$4.0	$(22.3)	$(18.3)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial Loss	$(62.8)	$15.8	$(47.0)	$(158.2)	$61.3	$(96.9)	$(16.4)	$9.3	$(7.1)
Prior Service Benefit	–	–	–	7.7	(2.9)	4.8	–	–	–
Reclassification Adjustment for Losses Included in Net Income	33.9	(11.1)	22.8	30.2	(10.8)	19.4	25.0	(9.1)	15.9

Net Change	$(28.9)	$4.7	$(24.2)	$(120.3)	$47.6	$(72.7)	$8.6	$0.2	$8.8

Net Income Per Common Share	12 Months Ended
Dec. 31, 2012
Net Income Per Common Share

Note 16 – Net Income Per Common Share

The computations of net income per common share are presented below.

($ In Millions Except Per Common Share Information)	2012	2011	2010
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Net Income Applicable to Common Stock	$687.3	$603.6	$669.5
Less: Earnings Allocated to Participating Securities	10.0	7.1	5.6

Earnings Allocated to Common Shares Outstanding	677.3	596.5	663.9
Basic Net Income Per Common Share	2.82	2.47	2.74

DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Plus Dilutive Effect of Share-based Compensation	463,439	410,074	473,755

Average Common and Potential Common Shares	240,881,244	241,811,384	242,502,531

Earnings Allocated to Common and Potential Common Shares	$677.3	$596.5	$663.9
Diluted Net Income Per Common Share	2.81	2.47	2.74

Note: Common stock equivalents totaling 12,158,601 , 13,240,787, and 8,392,686 for the years ended December 31, 2012, 2011, and 2010, respectively, were not included in the computation of diluted net income per common share because their inclusion would have been antidilutive.

Net Interest Income	12 Months Ended
Dec. 31, 2012
Net Interest Income

Note 17 – Net Interest Income

The components of net interest income were as follows:

(In Millions)	2012	2011	2010
Interest Income
Loans and Leases	$828.6	$938.7	$932.6
Securities – Taxable	250.6	223.6	186.0
– Non-Taxable	17.7	25.0	29.5
Interest-Bearing Deposits with Banks	176.4	192.8	134.6
Federal Reserve Deposits and Other	14.4	28.5	14.0

Total Interest Income	$1,287.7	$1,408.6	$1,296.7

Interest Expense
Deposits	$156.7	$230.0	$201.0
Federal Funds Purchased	1.2	1.9	4.8
Securities Sold under Agreements to Repurchase	0.4	0.7	1.0
Other Borrowings	4.0	5.5	5.4
Senior Notes	72.0	64.4	48.6
Long-Term Debt	60.3	94.6	114.8
Floating Rate Capital Debt	2.8	2.4	2.4

Total Interest Expense	$297.4	$399.5	$378.0

Net Interest Income	$990.3	$1,009.1	$918.7

Other Operating Income and Expense	12 Months Ended
Dec. 31, 2012
Other Operating Expense
Other Operating Income and Expense

Note 19 – Other Operating Expense

The components of other operating expense were as follows:

(In Millions)	2012	2011	2010
Business Promotion	$87.8	$82.1	$81.0
FDIC Insurance Premiums	25.4	29.3	33.9
Staff Related	41.9	37.6	37.4
Other Intangibles Amortization	20.3	17.5	14.4
Other Expenses	107.5	100.6	103.3

Total Other Operating Expense	$282.9	$267.1	$270.0

Others Operating Income
Other Operating Income and Expense

Note 18 – Other Operating Income

The components of other operating income were as follows:

(In Millions)	2012	2011	2010
Loan Service Fees	$64.5	$68.9	$60.3
Banking Service Fees	55.0	54.9	57.3
Other Income	35.4	34.3	28.7

Total Other Operating Income	$154.9	$158.1	$146.3

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 20 – Income Taxes

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2012	2011	2010
Tax at Statutory Rate	$347.3	$309.3	$346.4
Tax Exempt Income	(8.0)	(9.9)	(10.8)
Leveraged Lease Adjustments	(12.0)	(4.7)	(0.8)
Foreign Tax Rate Differential	(27.1)	(21.3)	(20.1)
State Taxes, net	20.4	22.8	17.3
Other	(15.6)	(16.1)	(11.7)

Provision for Income Taxes	$305.0	$280.1	$320.3

The Corporation files income tax returns in the U.S. federal, various state, and foreign jurisdictions. The Corporation is no longer subject to income tax examinations by U.S. federal tax authorities for years before 2008, or non-U.S. tax authorities for years before 2006. The Corporation is no longer subject to income tax examinations by state or local tax authorities for years before 1997.

Included in other liabilities within the consolidated balance sheet at December 31, 2012 and 2011 were $19.4 million and $17.8 million of unrecognized tax benefits, respectively. If recognized, 2012 and 2011 net income would have increased by $16.3 million and $14.5 million, respectively, resulting in a decrease of those years’ effective income tax rates. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2012	2011
Balance at January 1	$17.8	$89.9
Additions for Tax Positions Taken in Prior Years	4.6	2.2
Reductions for Tax Positions Taken in Prior Years	(1.2)	(5.2)
Reductions Resulting from Expiration of Statutes	(1.8)	(0.9)
Reductions Resulting from Settlements with Taxing Authorities	–	(68.2)

Balance at December 31	$19.4	$17.8

Included in unrecognized tax benefits at January 1, 2011 were $66.7 million of U.S. federal and state tax positions related to leveraged leasing tax deductions. As a result of the settlement agreement reached in 2011, this balance was fully eliminated as of December 31, 2011. Other unrecognized tax benefits had net decreases of $5.4 million, resulting in a remaining balance of $17.8 million at December 31, 2011. Other unrecognized tax benefits had net increases of $1.6 million, resulting in a remaining balance of $19.4 million at December 31, 2012. It is possible that changes in the amount of unrecognized tax benefits could occur in the next 12 months due to changes in judgment related to recognition or measurement, settlements with taxing authorities, or expiration of statute of limitations. Management does not believe that future changes, if any, would have a material effect on the consolidated financial position or liquidity of Northern Trust, although they could have a material effect on operating results for a particular period.

GAAP requires a reallocation of lease income from the inception of a leveraged lease if during its term the expected timing of lease related income tax deductions is revised. The impacts of revisions to management’s assumptions are recorded through earnings in the period in which the assumptions change. As a result of the settlement agreement reached in 2011, revisions were made to cash flow estimates regarding the timing and amount of leveraged lease income tax deductions which increased interest income by $7.0 million and reduced the provision for income taxes, inclusive of interest and penalties, by $4.7 million for the year ended December 31, 2011. For the year ended December 31, 2010, revised cash flow estimates regarding the timing and amount of leveraged lease income tax deductions reduced interest income by $0.9 million and reduced the provision for income taxes, inclusive of interest and penalties, by $0.8 million.

The provision for income tax in 2012 includes a $12.4 million tax benefit realized primarily in connection with the resolution of certain leveraged lease related matters.

Provisions for interest and penalties of $0.4 million, net of tax, were included in the provision for income taxes for the years ended December 31, 2012 and 2010. For the year ended December 31, 2011, $1.2 million of benefits associated with interest and penalties, net of tax, were included in the provision for income taxes. As of December 31, 2012 and 2011, the liability for the potential payment of interest and penalties totaled $9.0 million and $9.1 million, net of tax, respectively.

Pre-tax earnings of non-U.S. subsidiaries are subject to U.S. taxation when effectively repatriated. Northern Trust provides income taxes on the undistributed earnings of non-U.S. subsidiaries, except to the extent that those earnings are indefinitely reinvested outside the U.S. Northern Trust elected to indefinitely reinvest $137.4 million, $105.9 million, and $102.8 million of 2012, 2011, and 2010 earnings, respectively, of certain non-U.S. subsidiaries and, therefore, no U.S. deferred income taxes were recorded on those earnings. As of December 31, 2012, the cumulative amount of undistributed pre-tax earnings in these subsidiaries approximated $814.9 million. Based on the current U.S. federal income tax rate, an additional deferred tax liability of approximately $180.2 million would have been required as of December 31, 2012 if Northern Trust had not elected to indefinitely reinvest those earnings.

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2012	2011	2010
Current Tax Provision:
Federal	$140.5	$113.6	$220.0
State	21.4	15.1	21.8
Non-U.S.	63.4	54.2	66.4

Total	$225.3	$182.9	$308.2

Deferred Tax Provision:
Federal	$66.0	$84.0	$6.2
State	10.6	11.3	5.2
Non-U.S.	3.1	1.9	0.7

Total	79.7	97.2	12.1

Provision for Income Taxes	$305.0	$280.1	$320.3

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2012	2011	2010
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$2.3	$0.6	$(1.2)
Tax Effect of Other Comprehensive Income	18.7	(5.2)	60.0

Deferred taxes result from temporary differences between the amounts reported in the consolidated financial statements and the tax bases of assets and liabilities. Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31,
(In Millions)	2012	2011	2010
Deferred Tax Liabilities:
Lease Financing	$409.1	$398.2	$382.4
Software Development	277.8	254.9	197.2
Accumulated Depreciation	19.7	48.6	40.7
Compensation and Benefits	29.7	7.1	23.3
State Taxes, net	54.7	52.4	41.7
Other Liabilities	170.9	137.6	41.1

Gross Deferred Tax Liabilities	961.9	898.8	726.4

Deferred Tax Assets:
Allowance for Credit Losses	114.7	114.5	124.7
Visa Indemnification	–	–	8.1
Other Assets	114.5	150.0	51.3

Gross Deferred Tax Assets	229.2	264.5	184.1

Valuation Reserve	–	–	–
Deferred Tax Assets, net of Valuation Reserve	229.2	264.5	184.1

Net Deferred Tax Liabilities	$732.7	$634.3	$542.3

No valuation allowance related to deferred tax assets was recorded at December 31, 2012, 2011, or 2010, as management believes it is more likely that not that the deferred tax assets will be fully realized. At December 31, 2012, Northern Trust had no net operating loss carryforwards.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits

Note 21 – Employee Benefits

The Corporation and certain of its subsidiaries provide various benefit programs, including defined benefit pension, postretirement health care, and defined contribution plans. A description of each major plan and related disclosures are provided below.

Pension. A noncontributory qualified defined benefit pension plan covers substantially all U.S. employees of Northern Trust. Employees of various European subsidiaries participate in local defined benefit plans, although those plans were closed in prior years to new participants and have been closed to future benefit accruals, effective in 2010.

Northern Trust also maintains a noncontributory supplemental pension plan for participants whose retirement benefit payments under the U.S. plan are expected to exceed the limits imposed by federal tax law. Northern Trust has a nonqualified trust, referred to as a “Rabbi” Trust, used to hold assets designated for the funding of benefits in excess of those permitted in certain of its qualified retirement plans. This arrangement offers participants a degree of assurance for payment of benefits in excess of those permitted in the related qualified plans. As the “Rabbi” Trust assets remain subject to the claims of creditors and are not the property of the employees, they are accounted for as corporate assets and are included in other assets in the consolidated balance sheet. Total assets in the “Rabbi” Trust related to the nonqualified pension plan at December 31, 2012 and 2011 amounted to $81.9 million and $71.4 million, respectively.

Benefit levels under the U.S. qualified and supplemental plans have been modified by Plan Amendments effective April 1, 2012. The amendments reduced the projected benefit obligations for these plans by $7.7 million at December 31, 2011. U.S. qualified and supplemental plan expense in 2012 and future periods reflect the modified benefit levels.

The following tables set forth the status, amounts included in AOCI, and net periodic pension expense of the U.S. plan, non-U.S. plans, and supplemental plan for 2012, 2011, and 2010. Prior service costs are being amortized on a straight-line basis over 10 years for the U.S. plan and 9 years for the supplemental plan.

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
($ In Millions)	2012	2011	2012	2011	2012	2011
Accumulated Benefit Obligation	$918.0	$797.6	$158.1	$127.1	$98.9	$89.9

Projected Benefit Obligation	1,030.4	904.6	158.1	127.1	106.4	100.3
Plan Assets at Fair Value	1,277.7	1,094.1	133.9	123.3	–	–

Funded Status at December 31	$247.3	$189.5	$(24.2)	$(3.8)	$(106.4)	$(100.3)

Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%	4.42%	5.02%	4.25%	4.75%
Rate of Increase in Compensation Level	4.02	4.02	N/A	N/A	4.02	4.02
Expected Long-Term Rate of Return on Assets	7.75	8.00	4.76	5.28	N/A	N/A

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2012	2011	2012	2011	2012	2011
Net Actuarial Loss	$507.4	$490.4	$46.8	$24.8	$71.4	$66.4
Prior Service Cost	(4.0)	(4.4)	–	–	2.1	2.7

Gross Amount in Accumulated Other Comprehensive Income	503.4	486.0	46.8	24.8	73.5	69.1
Income Tax Effect	189.6	183.1	5.8	3.7	27.7	26.0

Net Amount in Accumulated Other Comprehensive Income	$313.8	$302.9	$41.0	$21.1	$45.8	$43.1

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
($ In Millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service Cost	$35.3	$42.8	$37.9	$–	$–	$1.8	$3.0	$3.2	$3.2
Interest Cost	41.4	40.8	36.9	6.2	6.5	6.9	4.5	4.4	4.8
Expected Return on Plan Assets	(87.0)	(78.8)	(73.2)	(6.8)	(8.3)	(8.3)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	–	–	(2.2)	–	–	–
Amortization:
Net Loss	34.3	26.0	20.0	0.7	0.2	0.5	6.1	5.6	6.0
Prior Service Cost	(0.4)	1.6	1.6	–	–	–	0.6	0.4	0.1

Net Periodic Pension Expense (Benefit)	$23.6	$32.4	$23.2	$0.1	$(1.6)	$(1.3)	$14.2	$13.6	$14.1

Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	6.00%	5.02%	5.58%	6.05%	4.75%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02	4.02	4.02	N/A	N/A	4.31	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.00	5.28	6.27	6.60	N/A	N/A	N/A

Pension expense for 2013 is expected to include approximately $50.1 million and $0.1 million related to the amortization of net loss and prior service cost balances, respectively, from AOCI.

CHANGE IN PROJECTED BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2012	2011	2012	2011	2012	2011
Beginning Balance	$904.6	$762.9	$127.1	$116.1	$100.3	$86.9
Service Cost	35.3	42.8	–	–	3.0	3.2
Interest Cost	41.4	40.8	6.2	6.5	4.5	4.4
Actuarial Loss	96.6	108.8	24.8	8.0	10.9	15.4
Benefits Paid	(47.5)	(41.3)	(6.1)	(2.5)	(12.3)	(11.3)
Plan Amendment	–	(9.4)	–	–	–	1.7
Foreign Exchange Rate Changes	–	–	6.1	(1.0)	–	–

Ending Balance	$1,030.4	$904.6	$158.1	$127.1	$106.4	$100.3

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2013	$75.2	$2.1	$8.1
2014	73.5	2.3	8.3
2015	76.7	2.6	9.2
2016	80.4	2.9	9.5
2017	81.8	3.0	9.9
2018-2022	411.3	19.4	49.4

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2012	2011	2012	2011
Fair Value of Assets at Beginning of Period	$1,094.1	$982.1	$123.3	$122.2
Actual Return on Assets	131.1	53.3	11.3	4.5
Employer Contributions	100.0	100.0	–	–
Benefits Paid	(47.5)	(41.3)	(6.1)	(2.5)
Foreign Exchange Rate Changes	–	–	5.4	(0.9)

Fair Value of Assets at End of Period	$1,277.7	$1,094.1	$133.9	$123.3

The minimum required contribution for the U.S. qualified plan in 2013 is estimated to be zero and the maximum deductible contribution is estimated at $185.0 million.

A total return investment strategy approach is employed for Northern Trust’s U.S. pension plan whereby a mix of U.S. and non-U.S. equities, fixed income and alternative asset investments are used to maximize the long-term return of plan assets for a prudent level of risk. This is accomplished by diversifying the portfolio across various asset classes, with the goal of reducing volatility of return, and among various issuers of securities to reduce principal risk. Northern Trust utilizes an asset/liability methodology to determine the investment policies that will best meet its short and long-term objectives. The process is performed by modeling current and alternative strategies for asset allocation, funding policy and actuarial methods and assumptions. The financial modeling uses projections of expected capital market returns and expected volatility of those returns to determine alternative asset mixes having the greatest probability of meeting the plan’s investment objectives. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The intent of this strategy is to minimize plan expenses by outperforming growth in plan liabilities over the long run.

The target allocation of plan assets since May 2012, by major asset category, is 26% U.S. stocks, 21% non-U.S. stocks, 35% long duration fixed income securities, and 18% alternative investments, split between private equity funds (5%), hedge funds (5%), global real estate (5%) and commodities (3%). Equity investments include common stocks that are listed on an exchange and investments in comingled funds that invest primarily in publicly traded equities. Equity investments are diversified across U.S. and non-U.S. stocks and divided by investment style and market capitalization. Fixed income securities held include U.S. treasury securities and investments in comingled funds that invest in a diversified blend of longer duration fixed income securities. Alternative investments, including private equity, hedge funds, global real estate, and commodities, are used judiciously to enhance long-term returns while improving portfolio diversification. Private equity assets consist primarily of investments in limited partnerships that invest in individual companies in the form of non-public equity or non-public debt positions. Direct or co-investment in non-public stock by the plan is prohibited. The plan’s private equity investments are limited to 20% of the total limited partnership and the maximum allowable loss cannot exceed the commitment amount. The plan holds one investment in a hedge fund of funds, which invests, either directly or indirectly, in a diversified portfolio of funds or other pooled investment vehicles.

Investment in global real estate is designed to provide stable income returns and added diversification based upon the historical low correlation between real estate and equity or fixed income investments. The plan’s global real estate assets consist of one collective index fund that invests in a diversified portfolio of global real estate investments, primarily equity securities.

Commodities also improve portfolio diversification as they tend to react to changing economic fundamentals differently than traditional financial assets. Because commodity prices typically rise with rising inflation, investments in commodities are also likely to provide an offset against inflation. Commodity assets include an investment in one mutual fund that invests in commodity-linked derivative instruments, backed by a portfolio of fixed income securities.

Though not a primary strategy for meeting the plan’s objectives, derivatives may be used from time to time, depending on the nature of the asset class to which they relate, to gain market exposure in an efficient and timely manner, to hedge foreign currency exposure or interest rate risk, or to alter the duration of a portfolio. There were no derivatives held by the plan at December 31, 2012 or 2011.

Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies, and quarterly investment portfolio reviews. Standards used to evaluate the plan’s investment manager performance include, but are not limited to, the achievement of objectives, operation within guidelines and policy, and comparison against a relative benchmark. In addition, each manager of the investment funds held by the plan is ranked against a universe of peers and compared to a relative benchmark. Total plan performance analysis includes an analysis of the market environment, asset allocation impact on performance, risk and return relative to other ERISA plans, and manager impacts upon plan performance.

The following describes the hierarchy of inputs used to measure fair value and the primary valuation methodologies used by Northern Trust for plan assets measured at fair value.

Level 1 – Quoted, active market prices for identical assets or liabilities. The U.S. pension plan’s Level 1 investments include foreign and domestic common stocks, a commodity return strategy fund, and mutual funds. The U.S. pension plan’s Level 1 investments are exchange traded and are valued at the closing price reported by the respective exchanges on the day of valuation. Share prices of the funds, referred to as a fund’s Net Asset Value (NAV), are calculated daily based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions of the mutual and collective trust fund shares occur by contract at the respective fund’s redemption date NAV.

Level 2 – Observable inputs other than Level 1 prices, such as quoted active market prices for similar assets or liabilities, quoted prices for identical or similar assets in inactive markets, and model-derived valuations in which all significant inputs are observable in active markets. The U.S. pension plan’s Level 2 assets include foreign preferred stocks, U.S. government securities, and collective trust funds. U.S. government securities are valued by a third party pricing source that incorporates market observable data such as reported sales of similar securities, broker quotes and reference data. The inputs used are based on observable data in active markets. The NAVs of the funds are calculated monthly based on the closing market prices and accruals of securities in the fund’s total portfolio (total value of the fund) divided by the number of fund shares currently issued and outstanding. Redemptions of the mutual and collective trust fund shares occur by contract at the respective fund’s redemption date NAV.

Level 3 inputs – Valuation techniques in which one or more significant inputs are unobservable in the marketplace. The U.S. pension plan’s Level 3 assets are private equity and hedge funds which invest in underlying groups of investment funds or other pooled investment vehicles that are selected by the respective funds’ investment managers. The investment funds and the underlying investments held by these investment funds are valued at fair value. In determining the fair value of the underlying investments of each fund, the fund’s investment manager or general partner takes into account the estimated value reported by the underlying funds as well as any other considerations that may, in their judgment, increase or decrease such estimated value.

While Northern Trust believes its valuation methods for plan assets are appropriate and consistent with other market participants, the use of different methodologies or assumptions, particularly as applied to Level 3 assets, could have a material effect on the computation of their estimated fair values.

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2012 and 2011.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Preferred and Common Stock
U.S.	$111.5	$–	$–	$111.5
Non-U.S.	53.6	2.3	–	55.9
Fixed Income – U.S. Government	–	142.4	–	142.4
Other Investments
Mutual Funds	194.7	–	–	194.7
Commodity Linked Fund	37.5	–	–	37.5
Collective Trust Funds	–	195.6	–	195.6
Short-Term Investment Fund	–	76.4	–	76.4
Global Real Estate Fund	–	49.4	–	49.4
Government Agencies Fund	–	294.2	–	294.2
Emerging Market Fund	–	37.2	–	37.2
Private Equity Funds	–	–	47.4	47.4
Hedge Fund	–	–	30.2	30.2
Cash and Other	5.3	–	–	5.3

Total Assets at Fair Value	$402.6	$797.5	$77.6	$1,277.7

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Preferred and Common Stock
U.S.	$99.4	$–	$–	$99.4
Non-U.S.	41.0	1.9	–	42.9
Fixed Income – U.S. Government	–	292.0	–	292.0
Other Investments
Mutual Funds	159.5	–	–	159.5
Commodity Linked Fund	34.3	–	–	34.3
Collective Trust Funds	–	208.3	–	208.3
Short-Term Investment Fund	–	110.4	–	110.4
Global Real Estate Fund	–	38.1	–	38.1
Emerging Markets Fund	–	33.1	–	33.1
Private Equity Funds	–	–	45.5	45.5
Hedge Fund	–	–	29.2	29.2
Cash and Other	1.4	–	–	1.4

Total Assets at Fair Value	$335.6	$683.8	$74.7	$1,094.1

The following table presents the changes in Level 3 assets for the year ended December 31, 2012 and 2011.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2012	2011	2012	2011
Fair Value at January 1	$45.5	$33.5	$29.2	$29.7
Actual Return on Plan Assets	2.5	7.8	1.0	(0.5)
Purchases	4.3	7.0	–	–
Sales	(4.9)	(2.8)	–	–
Settlements	–	–	–	–

Fair Value at December 31	$47.4	$45.5	$30.2	$29.2

Note: The return on plan assets represents the change in the unrealized gain (loss) on assets still held at December 31.

A building block approach is employed for Northern Trust’s U.S. pension plan in determining the long-term rate of return for plan assets. Historical markets and long-term historical relationships between equities, fixed income and other asset classes are studied using the widely-accepted capital market principle that assets with higher volatility generate a greater return over the long-run. Current market factors such as inflation expectations and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio rate of return is established with consideration given to diversification and rebalancing. The rate is reviewed against peer data and historical returns to verify the return is reasonable and appropriate. Based on this approach and the plan’s target asset allocation, the expected long-term rate of return on assets as of the plan’s December 31, 2012 measurement date was set at 7.75%.

Postretirement Health Care. Northern Trust maintains an unfunded postretirement health care plan under which those employees who retire at age 55 or older under the provisions of the U.S. defined benefit plan and had attained 15 years of service as of December 31, 2011 may be eligible for subsidized postretirement health care coverage. The provisions of this plan may be changed further at the discretion of Northern Trust, which also reserves the right to terminate these benefits at any time.

The net periodic postretirement benefit for the year ended December 31, 2012 includes the effect of Northern Trust’s decision to enroll in an Employee Group Waiver Plan (EGWP) beginning in January 2013. Participation in the EGWP will allow Northern Trust to offer substantially the same postretirement prescription benefits to eligible participants while increasing subsidy reimbursements received by Northern Trust from the U.S. government. This action served to reduce the postretirement health care plan liability by approximately $26.7 million as of January 31, 2012 and increased amortization of the net actuarial gain for the year ended December 31, 2012 by approximately $3.3 million.

The following tables set forth the postretirement health care plan status and amounts included in AOCI at December 31, the net periodic postretirement benefit cost of the plan for 2012 and 2011, and the change in the accumulated postretirement benefit obligation during 2012 and 2011.

PLAN STATUS

(In Millions)	2012	2011
Accumulated Postretirement Benefit Obligation at Measurement Date:
Retirees and Dependents	$21.6	$31.8
Actives Eligible for Benefits	9.0	22.7

Net Postretirement Benefit Obligation	$30.6	$54.5

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2012	2011
Net Actuarial Gain Loss	$(9.1)	$10.9
Prior Service Benefit	(2.9)	(8.0)

Gross Amount in Accumulated Other Comprehensive Income	(12.0)	2.9
Income Tax Effect	(4.5)	1.1

Net Amount in Accumulated Other Comprehensive Income	$(7.5)	$1.8

NET PERIODIC POSTRETIREMENT (BENEFIT) EXPENSE

(In Millions)	2012	2011	2010
Service Cost	$0.2	$0.4	$0.8
Interest Cost	1.3	2.8	2.8
Amortization
Net (Gain) Loss	(2.3)	1.6	2.0
Prior Service Benefit	(5.1)	(5.2)	(5.2)

Net Periodic Postretirement (Benefit) Expense	$(5.9)	$(0.4)	$0.4

CHANGE IN ACCUMULATED POSTRETIREMENT BENEFIT OBLIGATION

(In Millions)	2012	2011
Beginning Balance	$54.5	$51.3
Service Cost	0.2	0.4
Interest Cost	1.3	2.8
Actuarial Loss (Gain)	4.5	(0.2)
Gross Benefits Paid	(4.1)	(0.4)
Medicare Subsidy	0.9	0.6
Plan Change	(26.7)	–

Ending Balance	$30.6	$54.5

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS
2013	$3.3
2014	3.4
2015	3.5
2016	3.5
2017	3.5
2018-2022	13.8

Net periodic postretirement (benefit) expense for 2013 is expected to include gains of $1.2 million and $3.0 million, respectively, related to the amortization from AOCI of the net gain and prior service benefit.

The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 4.25% at December 31, 2012 and 4.75% at December 31, 2011. For measurement purposes, an 8.50% annual increase in the cost of covered medical benefits and an 8.50% annual increase in the cost of covered prescription drug benefits were assumed for 2012. These rates are assumed to gradually decrease until they reach 5.00% in 2018 for medical and 2019 for prescription drugs. The health care cost trend rate assumption has an effect on the amounts reported. For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Postretirement Benefit Obligation	$0.7	$(0.7)
Effect on Total Service and Interest Cost Components	–	–

Defined Contribution Plans. The Corporation and its subsidiaries maintain various defined contribution plans covering substantially all employees. The Corporation’s contribution includes a matching component. The expense associated with defined contribution plans is charged to employee benefits and totaled $41.0 million in 2012, $39.3 million in 2011, and $46.5 million in 2010.

Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Plans

Note 22 – Share-Based Compensation Plans

Northern Trust recognizes expense for the grant-date fair value of stock options and other share-based compensation granted to employees and non-employee directors.

Total compensation expense for share-based payment arrangements to employees and the associated tax impacts were as follows for the periods presented:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
Stock and Stock Unit Awards	$44.0	$36.2	$25.1
Stock Options	27.4	34.1	27.6
Performance Stock Units	2.5	–	–

Total Share-Based Compensation Expense	$73.9	$70.3	$52.7
Tax Benefits Recognized	$27.7	$26.5	$19.3

As of December 31, 2012, there was $110.5 million of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Corporation’s share-based compensation plans. That cost is expected to be recognized as expense over a weighted-average period of approximately 2 years.

The Northern Trust Corporation 2012 Stock Plan (the 2012 Plan) is administered by the Compensation and Benefits Committee (Committee) of the Board of Directors. All employees of the Corporation and its subsidiaries and all directors of the Corporation are eligible to receive awards under the 2012 Plan. The 2012 Plan provides for the grant of nonqualified stock options, incentive stock options, stock appreciation rights, stock awards, stock units and performance stock units. As detailed below, grants are outstanding under the 2012 Plan and The Amended and Restated Northern Trust Corporation 2002 Stock Plan, a predecessor plan (2002 Plan). The total number of shares of the Corporation’s common stock authorized for issuance under the 2012 Plan is 30,000,000 plus shares forfeited under the 2002 Plan. As of December 31, 2012, shares available for future grant under the 2012 Plan, including shares forfeited under the 2002 Plan, totaled 32,093,120.

The following describes Northern Trust’s share-based payment arrangements and applies to awards under the 2012 Plan and the 2002 Plan, as applicable.

Stock Options. Stock options consist of options to purchase common stock at prices not less than 100% of the fair value thereof on the date the options are granted. Options have a maximum ten-year life and generally vest and become exercisable in one to four years after the date of grant. In addition, all options may become exercisable either upon a “change of control” as defined in the 2012 Plan and the 2002 Plan or, in the case of options issued after September 2012, upon certain involuntary terminations of employment following a change of control. All options terminate at such time as determined by the Committee and as provided in the terms and conditions of the respective option grants.

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2012	2011	2010
Expected Term (in Years)	7.5	7.7	7.4
Dividend Yield	2.79%	4.56%	4.38%
Expected Volatility	34.0	43.2	41.5
Risk Free Interest Rate	1.42	2.94	2.64

The expected term of options represents the period of time options granted are expected to be outstanding based primarily on the historical exercise behavior attributable to previous option grants. Dividend yield represents the estimated yield from dividends paid on the Corporation’s common stock over the expected term of the options. Expected volatility is determined based on a combination of the historical volatility of Northern Trust’s stock price and the implied volatility of traded options on Northern Trust stock. The risk free interest rate is based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

The following table provides information about stock options granted, vested, and exercised in the years ended December 31, 2012 and 2011.

(In Millions, Except Per Share Information)	2012	2011	2010
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$11.54	$15.26	$14.45
Grant-Date Fair Value of Stock Options Vested	32.1	27.9	26.7
Stock Options Exercised
Intrinsic Value as of Exercise Date	12.8	1.5	5.0
Cash Received	32.3	5.4	16.9
Tax Deduction Benefits Realized	4.6	0.5	1.7

The following is a summary of changes in nonvested stock options for the year ended December 31, 2012.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT- DATE FAIR VALUE PER SHARE
Nonvested as December 31, 2011	5,348,347	$15.48
Granted	1,744,446	11.54
Vested	(2,027,193)	15.81
Forfeited or Cancelled	(99,570)	13.65

Nonvested at December 31, 2012	4,966,030	$14.00

A summary of the status of stock options under the 2012 Plan and the 2002 Plan at December 31, 2012, and changes during the year then ended, are presented in the table below.

($ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2011	17,001,415	$52.39
Granted	1,744,446	43.67
Exercised	(973,270)	33.76
Forfeited, Expired or Cancelled	(2,470,117)	52.65

Options Outstanding, December 31, 2012	15,302,474	$52.53	5.4	$29.1

Options Exercisable, December 31, 2012	10,336,444	$54.08	4.1	$16.8

Stock and Stock Unit Awards. Stock or stock unit awards may be granted by the Committee to participants which entitle them to receive a payment in the Corporation’s common stock or cash under the terms of the 2012 Plan and such other terms and conditions as the Committee deems appropriate. Each stock unit provides the recipient the opportunity to receive one share of stock for each stock unit that vests. The stock units granted in 2012 predominately vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date. Stock and stock unit grants totaled 988,421, 995,176, and 1,223,539, with weighted average grant-date fair values of $43.72, $50.79, and $50.67 per share, for the years ended December 31, 2012, 2011, and 2010, respectively. The total fair value of stock and stock units vested during the years ended December 31, 2012, 2011, and 2010, was $21.6 million, $7.1 million, and $19.1 million, respectively.

A summary of the status of outstanding stock and stock unit awards under the 2012 Plan and the 2002 Plan at December 31, 2012, and changes during the year then ended, is presented in the table below.

($ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2011	2,914,565	$115.6
Granted	988,421
Distributed	(423,530)
Forfeited	(173,012)

Stock and Stock Unit Awards Outstanding, December 31, 2012	3,306,444	$165.9

Units Convertible, December 31, 2012	169,948	$8.5

The following is a summary of nonvested stock and stock unit awards at December 31, 2012, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT- DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2011	2,809,067	$52.33	2.4
Granted	988,421	43.72
Vested	(487,980)	52.38
Forfeited	(173,012)	49.13

Nonvested at December 31, 2012	3,136,496	$49.20	2.0

Performance Stock Units. Each performance stock unit provides the recipient the opportunity to receive one share of stock for each stock unit that vests. The number of performance stock units granted that may vest ranges from 0% to 125% of the original award granted based on the attainment of a three-year average return on equity target. Distribution of the award is then made after vesting.

During the year ended December 31, 2012, 198,552 performance stock units were granted with a weighted average grant-date fair value of $43.65. Performance stock units outstanding at December 31, 2012 had an aggregate intrinsic value of $10.0 million and a weighted average remaining vesting term of 3.1 years. There were no performance stock units granted in 2011 or outstanding as of December 31, 2011.

Non-employee Director Stock Awards. Stock units with a total value of $0.9 million (20,148 units), $1.1 million (22,188 units), and $1.1 million (21,131 units) were granted to non-employee directors in 2012, 2011 and 2010, respectively, which vest or vested on the date of the annual meeting of the

Corporation’s stockholders in the following years. Total expense recognized in these grants was $0.9 million, $1.1 million, and $1.1 million in 2012, 2011, and 2010, respectively. Stock units granted to non-employee directors do not have voting rights. Each stock unit entitles a director to one share of common stock at vesting, unless a director elects to defer receipt of the shares. Directors may elect to defer the payment of their annual stock unit grant and cash-based compensation until termination of services as director. Amounts deferred are converted into stock units representing shares of common stock of the Corporation. Distributions of deferred stock units are made in stock. Distributions of the stock unit accounts that relate to cash-based compensation are made in cash based on the fair value of the stock units at the time of distribution.

Cash-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Cash-Based Compensation Plans

Note 23 – Cash-Based Compensation Plans

Various incentive plans provide for cash incentives and bonuses to selected employees based upon accomplishment of corporate net income objectives, business unit goals, and individual performance. The estimated contributions to these plans are charged to compensation expense and totaled $186.8 million in 2012, $176.7 million in 2011, and $168.4 million in 2010.

Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Contingent Liabilities

Note 24 – Contingent Liabilities

Legal Proceedings. In the normal course of business, the Corporation and its subsidiaries are routinely defendants in or parties to a number of pending and threatened legal actions, including, but not limited to, actions brought on behalf of various claimants or classes of claimants, regulatory matters, employment matters, and challenges from tax authorities regarding the amount of taxes due. In certain of these actions and proceedings, claims for substantial monetary damages or adjustments to recorded tax liabilities are asserted.

Based on current knowledge, after consultation with legal counsel and after taking into account current accruals, management does not believe that losses, if any, arising from pending litigation or threatened legal actions or regulatory matters will have a material adverse effect on the consolidated financial position or liquidity of the Corporation, although such matters could have a material adverse effect on the Corporation’s operating results for a particular period.

Under GAAP, (i) an event is “probable” if the “future event or events are likely to occur”; (ii) an event is “reasonably possible” if “the chance of the future event or events occurring is more than remote but less than likely”; and (iii) an event is “remote” if “the chance of the future event or events occurring is slight.” Thus, references to the upper end of the range of reasonably possible loss for cases in which the Corporation is able to estimate a range of reasonably possible loss mean the upper end of the range of loss for cases for which the Corporation believes the risk of loss is more than remote.

For the reasons set out in this paragraph, the outcome of some matters is inherently difficult to predict and/or the range of loss cannot be reasonably estimated. This may be the case in matters that (i) will be decided by a jury, (ii) are in early stages, (iii) involve uncertainty as to the likelihood of a class being certified or the ultimate size of the class, (iv) are subject to appeals or motions, (v) involve significant factual issues to be resolved, including with respect to the amount of damages, or (vi) seek very large damages based on novel and complex damage and liability legal theories. Accordingly, the Corporation cannot reasonably estimate the eventual outcome of these pending matters, the timing of their ultimate resolution, or what the eventual loss, fines or penalties, if any, related to each pending matter will be.

In accordance with applicable accounting guidance, the Corporation records accruals for litigation and regulatory matters when those matters present loss contingencies that are both probable and reasonably estimable. When loss contingencies are not both probable and reasonably estimable, the Corporation does not record accruals. No material accruals have been recorded for pending litigation or threatened legal actions or regulatory matters.

For a limited number of the matters for which a loss is reasonably possible in future periods, whether in excess of an accrued liability or where there is no accrued liability, the Corporation is able to estimate a range of possible loss. As of December 31, 2012, the Corporation has estimated the upper end of the range of reasonably possible losses for these matters to be approximately $133 million in the aggregate. This aggregate amount of reasonably possible loss is based upon currently available information and is subject to significant judgment and a variety of assumptions, and known and unknown uncertainties. The matters underlying the estimated range will change from time to time, and actual results will vary significantly from the current estimate.

In certain other pending matters, there may be a range of reasonably possible losses (including reasonably possible losses in excess of amounts accrued) that cannot be reasonably estimated for the reasons described above. The following is a description of the nature of certain of these matters.

As previously disclosed, a number of participants in our securities lending program, which is associated with the Corporation’s asset servicing business, have commenced either individual lawsuits or putative class actions in which they claim, among other things, that we failed to exercise prudence in the investment management of the collateral received from the borrowers of the securities, resulting in losses that they seek to recover. The cases assert various contractual, statutory and common law claims, including claims for breach of fiduciary duty under common law and under the Employee Retirement Income Security Act (ERISA). Based on our review of these matters, we believe we operated our securities lending program prudently and appropriately. At this stage of these proceedings, however, it is not possible for management to assess the probability of a material adverse outcome or reasonably estimate the amount of any potential loss.

On August 24, 2010, a lawsuit (hereinafter referred to as the “Securities Class Action”) was filed in federal court in the Northern District of Illinois against the Corporation and three of its present or former officers, including the present and former Chief Executive Officers of the Corporation, on behalf of a purported class of purchasers of Corporation stock during the period from October 17, 2007 to October 20, 2009. The amended complaint alleges that during the purported class period the defendants violated Sections 10(b) and 20(a) of the Exchange Act by allegedly taking insufficient provisions for credit losses with respect to the Corporation’s real estate loan portfolio and failing to make sufficient disclosures regarding its securities lending business. Plaintiff seeks compensatory damages in an unspecified amount. At this stage of the suit, it is not possible for management to assess the probability of a material adverse outcome or reasonably estimate the amount of any potential loss.

On September 7, 2010, a shareholder derivative lawsuit, purportedly brought on behalf of the Corporation, was filed in the Circuit Court of Cook County, Illinois against a number of the Corporation’s current and former officers and directors. The Corporation is named as a nominal defendant. The complaint asserts that the individual defendants violated their fiduciary duties to the Corporation based upon substantially the same allegations made in the Securities Class Action complaint. Certain individual defendants are also alleged to have sold some of their holdings of Northern Trust Corporation stock while in possession of material nonpublic information. Plaintiff seeks compensatory damages in an unspecified amount from the individual defendants on behalf of the Corporation. The only relief sought against the Corporation is an order requiring the implementation of certain corporate governance procedures. On December 20, 2011, the court granted the Corporation’s motion to dismiss the derivative lawsuit but gave plaintiff leave to file an amended complaint. Plaintiff elected, instead, to enter into an agreed order staying the derivative suit until the judge in the Securities Class Action rules on the Corporation’s motion to dismiss that complaint.

Visa Membership. Northern Trust, as a member of Visa U.S.A. Inc. (Visa U.S.A.) and in connection with the 2007 initial public offering of Visa, Inc. (Visa), received shares of restricted stock in Visa, a portion of which was redeemed pursuant to a mandatory redemption. The proceeds of the redemption totaled $167.9 million and were recorded as a gain in 2008. The remaining Visa shares held by Northern Trust are recorded at their original cost basis of zero and as of December 31, 2012 have restrictions as to their sale or transfer.

Northern Trust is obligated to indemnify Visa for losses resulting from certain indemnified litigation involving Visa and has been required to recognize, at its estimated fair value in accordance with GAAP, a guarantee liability arising from such litigation that has not yet settled.

During 2007, Northern Trust recorded charges and corresponding liabilities of $150 million relating to Visa indemnified litigation. Subsequently, Visa established an escrow account to cover the settlements of, or judgments in, indemnified litigation. The fundings by Visa of its escrow account have resulted in reductions of Northern Trust’s Visa related indemnification liability and of the future realization of the value of outstanding shares of Visa common stock held by Northern Trust as a member bank of Visa U.S.A. Reductions of Northern Trust’s indemnification liability totaling $23.1 million, $33.0 million, and $17.8 million were recorded in 2011, 2010, and 2009, respectively, which combined with a $76.1 million reduction recorded in 2008, fully eliminated the recorded indemnification liability as of December 31, 2011.

On October 19, 2012, Visa signed a settlement agreement with plaintiff representatives for binding settlement of the indemnified litigation relating to interchange fees. While the final settlement and ultimate resolution of outstanding Visa related litigation and the timing for removal of selling restrictions on shares owned by Northern Trust are highly uncertain, based upon the settlement terms announced by Visa, Northern Trust anticipates that the value of its remaining shares of Visa stock will be adequate to offset any remaining indemnification obligations related to Visa litigation.

Contingent Purchase Consideration. In connection with acquisitions consummated in 2011, contingent consideration was recorded relating to certain performance-related purchase price adjustments. The fair value of the contingent consideration at December 31, 2012 and 2011 totaled $50.1 million and $56.8 million, respectively.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

Note 25 – Derivative Financial Instruments

Northern Trust is a party to various derivative financial instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts.

Northern Trust’s primary risks associated with these instruments is the possibility that interest rates, foreign exchange rates, or credit spreads could change in an unanticipated manner, resulting in higher costs or a loss in the underlying value of the instrument. These risks are mitigated by establishing limits, monitoring the level of actual positions taken against such established limits, and monitoring the level of any interest rate sensitivity gaps created by such positions. When establishing position limits, market liquidity and volatility, as well as experience in each market, are taken into account.

The estimated credit risk associated with derivative instruments relates to the failure of the counterparty and the failure of Northern Trust to pay based on the contractual terms of the agreement, and is generally limited to the unrealized fair value gains and losses on these instruments, respectively. The amount of credit risk will increase or decrease during the lives of the instruments as interest rates, foreign exchange rates, or credit spreads fluctuate. This risk is controlled by limiting such activity to an approved list of counterparties and by subjecting such activity to the same credit and quality controls as are followed in lending and investment activities. Credit Support Annex agreements are currently in place with a number of counterparties which mitigate the aforementioned credit risk associated with derivative activity conducted with those counterparties by requiring that significant net unrealized fair value gains be supported by collateral placed with Northern Trust.

Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. Derivative assets and liabilities recorded in the consolidated balance sheet were each reduced by $982.5 million and $2,023.6 million as of December 31, 2012 and 2011, respectively, as a result of master netting agreements in place. Derivative assets and liabilities recorded at December 31, 2012 also reflect reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties. This compares with reductions of derivative assets and liabilities of $220.1 million and $257.4 million, respectively, at December 31, 2011. Additional cash collateral received from and deposited with derivative counterparties totaling $1.6 million and $73.3 million, respectively, of as of December 31, 2012, and $72.3 million and $47.8 million, respectively, as of December 31, 2011, were not offset against derivative assets and liabilities on the consolidated balance sheet as the amounts exceeded the net derivative positions with those counterparties.

Certain master netting agreements Northern Trust enters into with derivative counterparties contain credit risk-related contingent features in which the counterparty has the option to declare Northern Trust in default and accelerate cash settlement of the net derivative liabilities with the counterparty in the event Northern Trust’s credit rating falls below specified levels. The aggregate fair value of all derivative instruments with credit risk-related contingent features that were in a liability position was $178.9 million and $202.0 million on December 31, 2012 and 2011, respectively. Cash collateral amounts deposited with derivative counterparties on those dates included $155.4 million and $80.5 million, respectively, posted against these liabilities, resulting in a net maximum amount of termination payments that could have been required at December 31, 2012 and 2011 of $23.5 million and $121.5 million, respectively. Accelerated settlement of these liabilities would not have a material effect on the consolidated financial position or liquidity of Northern Trust.

Foreign exchange contracts are agreements to exchange specific amounts of currencies at a future date, at a specified rate of exchange. Foreign exchange contracts are entered into primarily to meet the foreign exchange needs of clients. Foreign exchange contracts are also used for trading purposes and risk management. For risk management purposes, Northern Trust uses foreign exchange contracts to reduce its exposure to changes in foreign exchange rates relating to certain forecasted non-functional currency denominated revenue and expenditure transactions, foreign currency denominated assets and liabilities, and net investments in non-U.S. affiliates.

Interest rate contracts include swap, option, and forward contracts. Interest rate swap contracts involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Northern Trust enters into interest rate swap contracts on behalf of its clients and also utilizes such contracts to reduce or eliminate the exposure to changes in the cash flows or fair value of hedged assets or liabilities due to changes in interest rates. Interest rate option contracts consist of caps, floors, and swaptions, and provide for the transfer or reduction of interest rate risk in exchange for a fee. Northern Trust enters into option contracts primarily as a seller of interest rate protection to clients. Northern Trust receives a fee at the outset of the agreement for the assumption of the risk of an unfavorable change in interest rates. This assumed interest rate risk is then mitigated by entering into an offsetting position with an outside counterparty. Northern Trust may also purchase option contracts for risk management purposes. Northern Trust enters into interest rate forward contracts to lend funds to a potential borrower at a specified interest rate within a specified period of time. These forward contracts are derivative instruments if the loans that will result from the exercise of the commitments will be held for sale.

Credit default swap contracts are agreements to transfer credit default risk from one party to another in exchange for a fee. Northern Trust enters into credit default swaps with outside counterparties where the counterparty agrees to assume the underlying credit exposure of a specific Northern Trust commercial loan or loan commitment.

Client-Related and Trading Derivative Instruments. In excess of 96% of Northern Trust’s derivatives outstanding at December 31, 2012 and 2011, measured on a notional value basis, relate to client-related and trading activities. These activities consist principally of providing foreign exchange services to clients in connection with Northern Trust’s global custody business. However, in the normal course of business, Northern Trust also engages in trading of currencies for its own account.

The following table shows the notional and fair values of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2012			DECEMBER 31, 2011
		FAIR VALUE			FAIR VALUE
(In Millions)	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Foreign Exchange Contracts	$213,246.7	$1,735.3	$1,730.4	$239,901.3	$3,062.1	$2,959.8
Interest Rate Option Contracts	31.4	–	–	100.5	–	–
Interest Rate Swap Contracts	4,915.2	180.6	174.0	4,570.4	188.7	184.6

Total	$218,193.3	$1,915.9	$1,904.4	$244,572.2	$3,250.8	$3,144.4

The following table shows the location and amount of gains and losses attributable to changes in the fair value of client-related and trading derivative instruments that were recorded in the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)		2012	2011	2010
Foreign Exchange Contracts	Foreign Exchange Trading Income	$206.1	$324.5	$382.2
Interest Rate Swap and Option Contracts	Security Commissions and Trading Income	11.6	5.9	9.3

Total		$217.7	$330.4	$391.5

Risk Management Instruments. Northern Trust uses derivative instruments to hedge its exposure to foreign currency, interest rate, and credit risk.

The following table identifies the types and classifications of derivative instruments formally designated as hedges under GAAP and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2012			DECEMBER 31, 2011
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$3,617.0	$3.4	$75.1	$2,172.0	$2.6	$46.8
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	900.0	126.3	0.2	1,100.0	147.0	0.5
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	669.0	8.7	11.5	932.9	9.4	27.2
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,451.4	2.3	27.8	1,554.7	12.0	1.5

Total			$6,637.4	$140.7	$114.6	$5,759.6	$171.0	$76.0

In addition to the above, Sterling denominated debt, totaling $242.3 million and $241.2 million at December 31, 2012 and 2011, respectively, was designated as a hedge of the foreign exchange risk associated with the net investment in certain non-U.S. affiliates.

Derivatives are designated as fair value hedges to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates.

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2012, 2011, and 2010.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)			2012	2011	2010
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$(48.4)	$(56.6)	$(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	54.3	194.4	78.8
Total			$5.9	$137.8	$65.5

There was $0.4 million, $0.3 million, and $0.2 million of changes recorded within the fair values of hedged items for “long-haul” hedges during the years ended December 31, 2012, 2011, and 2010, respectively, and $0.3 million, $0.9 million, and $0.1 million of ineffectiveness recorded during the years ended December 31, 2012, 2011, and 2010, respectively.

Derivatives are also designated as cash flow hedges in order to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. There was no ineffectiveness recognized in earnings for cash flow hedges during the years ended December 31, 2012, 2011, or 2010. As of December 31, 2012, twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.

During the year ended December 31, 2012, there were $0.2 million of net cash flow hedge derivative losses relating to interest rate swap contracts reclassified from AOCI to interest income; there were no gains or losses reclassified during the year ended December 31, 2011 or 2010. The following table provides cash flow hedge derivative gains and losses relating to foreign exchange contracts that were recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2012, 2011 and 2010. Beginning in 2012, gains and losses associated with forecasted foreign currency denominated revenue and expenditure transactions are classified in other operating income or other operating expense.

	FOREIGN EXCHANGE CONTRACTS
(In Millions)	2012	2011	2010
Net Gain/(Loss) Recognized in AOCI	$(3.2)	$(23.6)	$46.7

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	–	0.6	7.2
Other Operating Income	(4.6)	(0.1)	0.2
Interest Income	–	(1.2)	1.7
Interest Expense	–	–	0.1
Compensation	–	3.0	(8.2)
Employee Benefits	–	0.9	(2.1)
Equipment and Software	–	–	(0.1)
Occupancy Expense	–	0.5	(1.1)
Other Operating Expense	–	1.9	(4.0)

Total	$(4.6)	$5.6	$(6.3)

During the years ended December 31, 2012 and 2010, there were $0.2 million of gains and $6.3 million of losses, respectively, relating to net foreign exchange contract amounts that were reclassified into earnings as a result of the discontinuance of forecasted transactions that were no longer probable of occurring. It is estimated that a net loss of $3.1 million will be reclassified into earnings within the next twelve months relating to cash flow hedges.

Certain foreign exchange contracts and qualifying nonderivative instruments are designated as net investment hedges to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. For net investment hedges, there was $5.3 million of ineffectiveness recorded for these hedges during the year ended December 31, 2012 and no ineffectiveness recorded for these hedges during the years ended December 31, 2011 or 2010.

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2012 and 2011.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2012	2011
Foreign Exchange Contracts	$(24.7)	$25.2
Sterling Denominated Subordinated Debt	(9.0)	0.5

Total	$(33.7)	$25.7

Derivatives not formally designated as hedges under GAAP are entered into to manage the foreign currency risk of non-U.S. dollar denominated assets and liabilities, the net investment in certain non-U.S. affiliates, forecasted foreign currency denominated transactions, and the credit risk and interest rate risk of loans and loan commitments. The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2012			DECEMBER 31, 2011
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$42.5	$–	$1.0	$60.5	$0.7	$0.1
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	2.2	0.1	–	127.3	2.1	2.6
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	135.8	1.3	0.7	84.3	1.3	0.3
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,051.8	8.9	2.3	63.5	0.4	0.2

Total			$1,232.3	$10.3	$4.0	$335.6	$4.5	$3.2

The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010 for derivative instruments not formally designated as hedges under GAAP.

		AMOUNT RECOGNIZED IN INCOME
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	2012	2011	2010
Credit Default Swap Contracts	Other Operating Income	$(2.6)	$0.9	$(1.7)
Forward Contracts	Other Operating Income	–	0.2	0.3
Foreign Exchange Contracts	Other Operating Income	11.3	(7.0)	(19.7)

Total		$8.7	$(5.9)	$(21.1)

Off-Balance Sheet Financial Instruments	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Financial Instruments

Note 26 – Off-Balance Sheet Financial Instruments

Commitments and Letters of Credit. Northern Trust, in the normal course of business, enters into various types of commitments and issues letters of credit to meet the liquidity and credit enhancement needs of its clients. The contractual amounts of these instruments represent the potential credit exposure should the instrument be fully drawn upon and the client default. To control the credit risk associated with entering into commitments and issuing letters of credit, Northern Trust subjects such activities to the same credit quality and monitoring controls as its lending activities.

Commitments and letters of credit consist of the following:

Legally Binding Commitments to Extend Credit generally have fixed expiration dates or other termination clauses. Since a significant portion of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future loans or liquidity requirements.

Standby Letters of Credit obligate Northern Trust to meet certain financial obligations of its clients, if, under the contractual terms of the agreement, the clients are unable to do so. These instruments are primarily issued to support public and private financial commitments, including commercial paper, bond financing, initial margin requirements on futures exchanges, and similar transactions. Northern Trust is obligated to meet the entire financial obligation of these agreements and in certain cases is able to recover the amounts paid through recourse against collateral received or other participants.

Commercial Letters of Credit are instruments issued by Northern Trust on behalf of its clients that authorize a third party (the beneficiary) to draw drafts up to a stipulated amount under the specified terms and conditions of the agreement. Commercial letters of credit are issued primarily to facilitate international trade.

The following table shows the contractual amounts of commitments and letters of credit.

COMMITMENTS AND LETTERS OF CREDIT

	DECEMBER 31,
(In Millions)	2012	2011
Legally Binding Commitments to Extend Credit(1)	$30,045.7	$28,702.2
Standby Letters of Credit(2)	4,573.7	4,293.4
Commercial Letters of Credit	27.9	23.4

(1) These amounts exclude $406.7 million and $479.8 million of commitments participated to others at December 31, 2012 and 2011, respectively.

(2) These amounts include $557.7 million and $608.2 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2012 and 2011, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2012 and 2011.

Other Off-Balance Sheet Financial Instruments. As part of its securities custody activities and at the direction of its clients, Northern Trust lends securities owned by clients to borrowers who are reviewed and approved by the Northern Trust Senior Credit Committee. In connection with these activities, Northern Trust has issued indemnifications to certain clients against certain losses that are a direct result of a borrower’s failure to return securities when due, should the value of such securities exceed the value of the collateral required to be posted. Borrowers are required to fully collateralize securities received with cash or marketable securities. As securities are loaned, collateral is maintained at a minimum of 100% of the fair value of the securities plus accrued interest. The collateral is revalued on a daily basis. The amount of securities loaned as of December 31, 2012 and 2011 subject to indemnification was $69.7 billion and $74.4 billion, respectively. Because of the credit quality of the borrowers and the requirement to fully collateralize securities borrowed, management believes that the exposure to credit loss from this activity is not significant and no liability was recorded related to these indemnifications.

The Bank is a participating member of various cash, securities, and foreign exchange clearing and settlement organizations such as The Depository Trust Company in New York. It participates in these organizations on behalf of its clients and on its own behalf as a result of its own activities. A wide variety of cash and securities transactions are settled through these organizations, including those involving obligations of states and political subdivisions, asset-backed securities, commercial paper, dollar placements, and securities issued by the Government National Mortgage Association.

As a result of its participation in cash, securities, and foreign exchange clearing and settlement organizations, the Bank could be responsible for a pro rata share of certain credit-related losses arising out of the clearing activities. The method in which such losses would be shared by the clearing members is stipulated in each clearing organization’s membership agreement. Credit exposure related to these agreements varies from day to day, primarily as a result of fluctuations in the volume of transactions cleared through the organizations. The estimated credit exposure at December 31, 2012 and 2011 was approximately $81 million and $80 million, respectively, based on the membership agreements and clearing volume for those days. Controls related to these clearing transactions are closely monitored by management to protect the assets of Northern Trust and its clients.

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities

Note 27 – Variable Interest Entities

Variable Interest Entities (VIEs) are defined within GAAP as entities which either have a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. Investors that finance a VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, subordinated fee arrangements, or certain types of derivative contracts, are variable interest holders in the entity and the variable interest holder, if any, that has both the power to direct the activities that most significantly impact the entity and a variable interest that could potentially be significant to the entity is deemed to be the VIE’s primary beneficiary and is required to consolidate the VIE.

Leveraged Leases. In leveraged leasing transactions, Northern Trust acts as lessor of the underlying asset subject to the lease and typically funds 20% of the asset’s cost via an equity ownership in a trust with the remaining 80% provided by third party non-recourse debt holders. In such transactions, the trusts, which are VIEs, are created to provide the lessee use of the property with substantially all of the rights and obligations of ownership. The lessee’s maintenance and operation of the leased property has a direct effect on the fair value of the underlying property, and the lessee also has the ability to increase the benefits it can receive and limit the losses it can suffer by the manner in which it uses the property. As a result, Northern Trust has determined that it is not the primary beneficiary of these VIEs given it lacks the power to direct the activities that most significantly impact the economic performance of the VIEs.

Northern Trust’s maximum exposure to loss as a result of its involvement with the leveraged lease trust VIEs is limited to the carrying amounts of its leveraged lease investments. As of December 31, 2012 and 2011, the carrying amounts of these investments, which are included in loans and leases in the consolidated balance sheet, were $673.6 million and $714.5 million, respectively. Northern Trust’s funding requirements relative to the VIEs are limited to its invested capital. Northern Trust has no other liquidity arrangements or obligations to purchase assets of the VIEs that would expose Northern Trust to a loss.

Tax Credit Structures. Northern Trust invests in community development projects that are designed to generate a return primarily through the realization of tax credits. The community development projects are formed as limited partnerships and LLCs, and Northern Trust typically invests as a limited partner/investor member in the form of equity contributions. The economic performance of the community development projects, which are deemed to be VIEs, is driven by the performance of their underlying investment projects as well as the VIEs’ ability to operate in compliance with the rules and regulations necessary for the qualification of tax credits generated by equity investments. Northern Trust has determined that it is not the primary beneficiary of any community development projects as it lacks the power to direct the activities that most significantly impact the economic performance of the underlying project or to affect the VIEs’ ability to operate in compliance with the rules and regulations necessary for the qualification of tax credits generated by equity investments. This power is held by the general partners and managing members who exercise full and exclusive control of the operations of the VIEs.

Northern Trust’s maximum exposure to loss as a result of its involvement with community development projects is limited to the carrying amounts of its investments, including any unfunded commitments. As of December 31, 2012 and 2011, the carrying amounts of these investments, which are included in other assets in the consolidated balance sheet, were $248.2 million and $264.9 million, respectively. As of December 31, 2012 and 2011, liabilities related to unfunded commitments on investments in community development projects, which are included in other liabilities in the consolidated balance sheet, were $33.1 million and $44.5 million, respectively. Northern Trust’s funding requirements are limited to its invested capital and any additional unfunded commitments for future equity contributions. Northern Trust has no other liquidity arrangements or obligations to purchase assets of the community development projects that would expose it to a loss.

Trust Preferred Securities. As discussed in further detail in Note 13 – Floating Rate Capital Debt, in 1997, Northern Trust issued Floating Rate Capital Securities, Series A and Series B, through NTC Capital I and NTC Capital II, respectively, statutory business trusts wholly-owned by the Corporation. The sole assets of the trusts are Subordinated Debentures of the Corporation that have the same interest rates and maturity dates as the corresponding distribution rates and redemption dates of the Floating Rate Capital Securities. NTC Capital I and NTC Capital II are considered VIEs; however, as the sole asset of each trust is a receivable from the Corporation and the proceeds to the Corporation from the receivable exceed the Corporation’s investment in the VIEs’ equity shares, the Corporation is not permitted to consolidate the trusts, even though the Corporation owns all of the voting equity shares of the trusts, has fully guaranteed the trusts’ obligations, and has the right to redeem the preferred securities in certain circumstances. Northern Trust recognizes the subordinated debentures on its consolidated balance sheet as long-term liabilities.

Investment Funds. Northern Trust acts as asset manager for various funds in which clients of Northern Trust are investors. As an asset manager of funds, the Corporation earns a competitively priced fee that is based on assets managed and varies with each fund’s investment objective. Based on its analysis, Northern Trust has determined that it is not the primary beneficiary of these VIEs under GAAP.

In November 2011, Northern Trust purchased $90 million of securities at par from three investment funds (Funds). The net assets held by the Funds as of December 31, 2011 totaled $16.5 billion. The securities were purchased to avoid the risk of the Funds being downgraded which could have forced certain holders to liquidate their investments. Northern Trust incurred a pre-tax charge of $2 million in connection with these actions and, subsequently, had no further obligations related to these actions. All of the $90 million of securities purchased from the Funds matured at par during the year ended December 31, 2012. As Northern Trust has no plans to provide any support additional to that which is noted above, there is no exposure to loss from the implicit interest in the Funds as of December 31, 2012.

Under GAAP, the above actions reflected Northern Trust’s implicit interest in the credit risk of the affected Funds. Implicit interests are required to be considered when determining the primary beneficiary of a variable interest entity. The Funds were designed to create and pass to investors interest rate and credit risk. In determining whether Northern Trust was the primary beneficiary of these Funds, an expected loss calculation based on the characteristics of the underlying investments in the Funds was used to estimate the expected losses related to interest rate and credit risk, while also considering the relative rights and obligations of each of the variable interest holders. This analysis concluded that interest rate risk was the primary driver of expected losses within the Funds. As such, Northern Trust determined that it was not the primary beneficiary of the Funds and was not required to consolidate them within its consolidated balance sheet.

Pledged and Restricted Assets	12 Months Ended
Dec. 31, 2012
Pledged and Restricted Assets

Note 28 – Pledged and Restricted Assets

Certain of Northern Trust’s subsidiaries, as required or permitted by law, pledge assets to secure public and trust deposits; repurchase agreements; Federal Home Loan Bank borrowings; and for other purposes, including support for securities settlement, primarily related to client activities, and for potential Federal Reserve Bank discount window borrowings. On December 31, 2012, securities and loans totaling $27.2 billion ($19.0 billion of government sponsored agency and other securities, $334.0 million of obligations of states and political subdivisions, and $7.9 billion of loans), were pledged. Collateral required for these purposes totaled $3.4 billion. Included in the total pledged assets are available for sale securities with a total fair value of $690.1 million which were pledged as collateral for agreements to repurchase securities sold transactions. The secured parties to these transactions have the right to repledge or sell these securities.

Northern Trust is permitted to repledge or sell collateral accepted from agreements to resell securities purchased transactions. The total fair value of accepted collateral as of December 31, 2012 was $35.4 million. There was no repledged or sold collateral as of December 31, 2012.

Deposits maintained to meet Federal Reserve Bank reserve requirements averaged $1.1 billion in 2012.

Restrictions on Subsidiary Dividends and Loans or Advances	12 Months Ended
Dec. 31, 2012
Restrictions on Subsidiary Dividends and Loans or Advances

Note 29 – Restrictions on Subsidiary Dividends and Loans or Advances

Provisions of state and federal banking laws restrict the amount of dividends that can be paid to the Corporation by its banking subsidiaries. Under applicable state and federal laws, at a minimum no dividends may be paid in an amount greater than the net or undivided profits (as defined by regulatory agencies) then on hand, subject to other applicable and potentially more restrictive laws that may vary from state to state. Federal Reserve Board rules provide that no state bank that is a Federal Reserve System member may declare or pay a dividend if the total of all dividends declared during the calendar year, including the proposed dividend, exceeds its net profits for that year, combined with its retained net profits for the preceding two years, unless the dividend has been approved by the Federal Reserve Board. The Bank is subject to this requirement. The Bank is also prohibited under federal law from paying any dividends if the Bank is undercapitalized or if the payment of the dividends would cause the Bank to become undercapitalized. In addition, the federal regulatory agencies are authorized to prohibit a bank or bank holding company from engaging in an unsafe or unsound banking practice. The payment of dividends could, depending on the financial condition of the Bank, be deemed to constitute an unsafe or unsound practice. In addition, state laws may restrict to different degrees the amount of dividends that may be paid without state regulatory approval. Based on these restrictions, the Corporation’s banking subsidiaries, without regulatory approval, could declare dividends during 2013 equal to their 2013 eligible net profits (as defined by regulatory agencies) plus $328.8 million. The ability of each banking subsidiary to pay dividends to the Corporation may be further restricted going forward as a result of regulatory policies and guidelines, including regulations issued pursuant to the Dodd-Frank Act, relating to dividend payments and capital adequacy.

Under federal law, financial transactions by the Bank, the Corporation’s insured banking subsidiary, with the Corporation and its affiliates that are in the form of loans or extensions of credit, investments, guarantees, derivative transactions, repurchase agreements, reverse repurchase agreements, securities lending or borrowing transactions or purchases of assets, are restricted. Transfers of this kind to the Corporation or a nonbanking subsidiary by the Bank are limited to 10% of the Bank’s capital and surplus with respect to any single affiliate, and to 20% of the Bank’s capital and surplus with all affiliates in the aggregate, and are also subject to certain collateral requirements (in the case of credit transactions) and other restrictions on covered transactions. These transactions, as well as other transactions between the Bank and the Corporation or its affiliates, also must be on terms substantially the same as, or at least as favorable as, those prevailing at the time for comparable transactions with non-affiliated companies or, in the absence of comparable transactions, on terms, or under circumstances, including credit standards, that would be offered to, or would apply to, non-affiliated companies. Other state and federal laws may limit the transfer of funds by the Corporation’s banking subsidiaries to the Corporation and certain of its affiliates.

Business Units and Related Information	12 Months Ended
Dec. 31, 2012
Business Units and Related Information

Note 30 – Business Units and Related Information

Northern Trust is organized around its two principal client-focused business units, C&IS and PFS. Investment management services and products are provided to the clients of these business units and to other U.S. and non-U.S. clients by NTGI. Operating and systems support is provided to each of the business units by the O&T business unit. The revenue and expenses of NTGI are fully allocated to C&IS and PFS. The revenue and expenses of O&T are fully allocated to C&IS, PFS, and Treasury and Other.

C&IS and PFS results are presented to promote a greater understanding of their financial performance. The information, presented on an internal management-reporting basis as opposed to GAAP which is used for consolidated financial reporting purposes, derives from internal accounting systems that support Northern Trust’s strategic objectives and management structure. The accounting policies used for management reporting are consistent with those described in Note 1 – Summary of Significant Accounting Policies.

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2012, 2011, and 2010.

CORPORATE AND INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,334.1	$1,196.4	$1,175.1
Foreign Exchange Trading Income	193.5	315.7	375.3
Other Noninterest Income	193.6	169.7	147.4
Net Interest Income (FTE) (Note)	280.1	282.5	271.8

Revenue (FTE) (Note)	2,001.3	1,964.3	1,969.6
Provision for Credit Losses	(2.1)	(20.5)	(16.1)
Noninterest Expense	1,599.9	1,522.4	1,328.9

Income before Income Taxes (Note)	403.5	462.4	656.8
Provision for Income Taxes (Note)	114.3	168.3	222.4

Net Income	$289.2	$294.1	$434.4

Percentage of Consolidated Net Income	42%	49%	65%

Average Assets	$49,904.0	$47,533.7	$38,749.3

PERSONAL FINANCIAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,071.4	$973.1	$906.8
Foreign Exchange Trading Income	12.6	8.8	6.9
Other Noninterest Income	93.6	119.7	126.4
Net Interest Income (FTE) (Note)	629.9	613.7	591.8

Revenue (FTE) (Note)	1,807.5	1,715.3	1,631.9
Provision for Credit Losses	27.1	75.5	176.1
Noninterest Expense	1,182.3	1,214.9	1,103.0

Income before Income Taxes (Note)	598.1	424.9	352.8
Provision for Income Taxes (Note)	226.4	168.7	132.8

Net Income	$371.7	$256.2	$220.0

Percentage of Consolidated Net Income	54%	42%	33%

Average Assets	$23,917.9	$23,861.5	$23,564.5

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
Other Noninterest Income	$7.0	$(22.6)	$(8.9)
Net Interest Income (FTE) (Note)	121.1	153.1	94.2

Revenue (FTE) (Note)	128.1	130.5	85.3
Visa Indemnification Benefit	–	(23.1)	(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	96.6	117.0	99.0

Income before Income Taxes (Note)	31.5	36.6	19.3
Provision (Benefit) for Income Taxes (Note)	5.1	(16.7)	4.2

Net Income	$26.4	$53.3	$15.1

Percentage of Consolidated Net Income	4%	9%	2%

Average Assets	$19,153.6	$20,552.7	$13,694.4

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,405.5	$2,169.5	$2,081.9
Foreign Exchange Trading Income	206.1	324.5	382.2
Other Noninterest Income	294.2	266.8	264.9
Net Interest Income (FTE) (Note)	1,031.1	1,049.3	957.8

Revenue (FTE) (Note)	3,936.9	3,810.1	3,686.8
Provision for Credit Losses	25.0	55.0	160.0
Visa Indemnification Benefit	–	(23.1)	(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,878.8	2,854.3	2,530.9

Income before Income Taxes (Note)	1,033.1	923.9	1,028.9
Provision for Income Taxes (Note)	345.8	320.3	359.4

Net Income	$687.3	$603.6	$669.5

Average Assets	$92,975.5	$91,947.9	$76,008.2

Note: Stated on an FTE basis. The consolidated figures include $40.8 million, $40.2 million, and $39.1 million, of FTE adjustments for 2012, 2011, and 2010, respectively.

Northern Trust’s international activities are centered in the global custody, treasury management, foreign exchange, asset servicing, asset management, and commercial banking businesses. The operations of Northern Trust are managed on a business unit basis and include components of both U.S and non-U.S. source income and assets. Non-U.S. source income and assets are not separately identified in Northern Trust’s internal management reporting system. However, Northern Trust is required to disclose non-U.S. activities based on the domicile of the customer. Due to the complex and integrated nature of Northern Trust’s activities, it is impossible to segregate with precision revenues, expenses and assets between U.S. and non-U.S. domiciled customers. Therefore, certain subjective estimates and assumptions have been made to allocate revenues, expenses and assets between U.S. and non-U.S. operations.

For purposes of this disclosure, all foreign exchange trading income has been allocated to non-U.S. operations. Interest expense is allocated to non-U.S. operations based on specifically matched or pooled funding. Allocations of indirect noninterest expenses related to non-U.S. activities are not significant, but when made, are based on various methods such as time, space, and number of employees.

The table below summarizes international performance based on the allocation process described above without regard to guarantors or the location of collateral. The U.S. performance includes the impacts of benefits totaling $23.1 million and $33.0 million recorded in 2011 and 2010, respectively, from reductions in the Visa indemnification liability. As the Visa indemnification liability was fully eliminated in 2011, there was no benefit recognized in 2012.

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE	INCOME BEFORE INCOME TAXES	NET INCOME
2012
Non-U.S.	$29,198.4	$992.5	$194.9	$147.6
U.S.	68,265.4	2,903.6	797.4	539.7

Total	$97,463.8	$3,896.1	$992.3	$687.3

2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

Note: Total revenue is comprised of net interest income and noninterest income.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements

Note 31 – Regulatory Capital Requirements

Northern Trust and the Bank are subject to various regulatory capital requirements administered by the federal bank regulatory authorities. Under these requirements, banks must maintain specific ratios of total and tier 1 capital to risk-weighted assets and of tier 1 capital to adjusted average quarterly assets in order to be classified as “well capitalized.” The regulatory capital requirements impose certain restrictions upon banks that meet minimum capital requirements but are not “well capitalized” and obligate the federal bank regulatory authorities to take “prompt corrective action” with respect to banks that do not maintain such minimum ratios. Such prompt corrective action could have a direct material effect on a bank’s financial statements.

As of December 31, 2012 and 2011, the Bank had capital ratios above the level required for classification as a “well capitalized” institution and had not received any regulatory notification of a lower classification. Additionally, Northern Trust’s subsidiary banks located outside the U.S. are subject to regulatory capital requirements in the jurisdictions in which they operate. As of December 31, 2012 and 2011, Northern Trust’s non-U.S. banking subsidiaries had capital ratios above their specified minimum requirements. There were no conditions or events since December 31, 2012 that management believes have adversely affected the capital categorization of any Northern Trust subsidiary bank.

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2012 or 2011 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2012
Total Capital to Risk-Weighted Assets
Consolidated	$8,340.8	14.3%	$5,831.6	10.0%
The Northern Trust Company	7,971.0	13.7	5,803.2	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,489.0	12.8	3,499.0	6.0
The Northern Trust Company	6,904.2	11.9	3,481.9	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,489.0	8.2	4,543.7	5.0
The Northern Trust Company	6,904.2	7.6	4,533.9	5.0
AS OF DECEMBER 31, 2011
Total Capital to Risk-Weighted Assets
Consolidated	$8,065.2	14.2%	$5,666.7	10.0%
The Northern Trust Company	7,763.3	13.8	5,630.8	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,104.6	12.5	3,400.0	6.0
The Northern Trust Company	6,602.7	11.7	3,378.4	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,104.6	7.3	4,864.9	5.0
The Northern Trust Company	6,602.7	6.8	4,852.2	5.0

The current risk-based capital guidelines that apply to the Corporation and the Bank, commonly referred to as Basel I, are based upon the 1988 capital accord of the International Basel Committee on Banking Supervision (Basel Committee), a committee of central banks and bank supervisors, as implemented by the Federal Reserve Board.

The Corporation also is subject to the Basel II framework for risk-based capital adequacy. The U.S. bank regulatory agencies have issued final rules with respect to implementation of the Basel II framework. Under the final Basel II rules, the Corporation is one of a small number of “core” banking organizations. As a result, the Corporation and the Bank will be required to use the advanced approaches under Basel II for calculating risk-based capital related to credit risk and operational risk, instead of the methodology reflected in the regulations effective prior to adoption of Basel II. The rules also require core banking organizations to have rigorous processes for assessing overall capital adequacy in relation to their total risk profiles, and to publicly disclose certain information about their risk profiles and capital adequacy.

The Corporation has for several years been preparing to comply with the advanced approaches of the Basel II framework. The Corporation is also addressing issues related to implementation timing differences between the U.S. and other jurisdictions, to ensure that the Corporation and its depository institution subsidiaries comply with regulatory requirements and expectations in all jurisdictions where they operate.

On December 16, 2010, the Basel Committee released its final framework for strengthening international capital and liquidity regulation, known as Basel III. The Basel III calibration and phase-in arrangements were previously endorsed by the Seoul G20 Leaders Summit in November 2010, and will be subject to individual adoption by member nations, including the U.S.

Northern Trust Corporation (Corporation only)	12 Months Ended
Dec. 31, 2012
Northern Trust Corporation (Corporation only)

Note 32 – Northern Trust Corporation (Corporation only)

Condensed financial information is presented below. Investments in wholly-owned subsidiaries are carried on the equity method of accounting.

CONDENSED BALANCE SHEET	DECEMBER 31,
(In Millions)	2012	2011
ASSETS
Cash on Deposit with Subsidiary Bank	$6.5	$6.5
Time Deposits with Subsidiary Banks	1,691.4	1,269.2
Securities	4.9	97.1
Advances to Wholly-Owned Subsidiaries – Banks	1,035.0	1,035.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	7,225.6	6,890.6
– Nonbank	142.6	152.6
Buildings and Equipment	3.4	3.4
Other Assets	377.7	375.5

Total Assets	$10,492.1	$9,834.9

LIABILITIES
Senior Notes	$2,405.8	$2,126.7
Floating Rate Capital Debt	277.0	276.9
Other Liabilities	282.3	314.0

Total Liabilities	2,965.1	2,717.6
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	1,012.7	977.5
Retained Earnings	6,702.7	6,302.3
Accumulated Other Comprehensive Loss	(283.0)	(345.6)
Treasury Stock	(314.0)	(225.5)

Total Stockholders’ Equity	7,527.0	7,117.3

Total Liabilities and Stockholders’ Equity	$10,492.1	$9,834.9

CONDENSED STATEMENT OF INCOME	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
OPERATING INCOME
Dividends – Bank Subsidiaries	$440.0	$500.0	$–
– Nonbank Subsidiaries	26.2	5.1	67.2
Intercompany Interest and Other Charges	30.0	19.8	11.4
Interest and Other Income	10.6	13.3	6.9

Total Operating Income	506.8	538.2	85.5
OPERATING EXPENSES
Interest Expense	74.9	66.9	50.8
Other Operating Expenses	13.0	12.6	15.4

Total Operating Expenses	87.9	79.5	66.2

Income before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	418.9	458.7	19.3
Benefit for Income Taxes	21.1	24.8	23.0

Income before Equity in Undistributed Net Income of Subsidiaries	440.0	483.5	42.3
Equity in Undistributed Net Income of Subsidiaries – Banks	266.9	71.0	636.9
– Nonbank	(19.6)	49.1	(9.7)

Net Income	$687.3	$603.6	$669.5

Net Income Applicable to Common Stock	$687.3	$603.6	$669.5

CONDENSED STATEMENT OF CASH FLOWS	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
OPERATING ACTIVITIES:
Net Income	$687.3	$603.6	$669.5
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(247.3)	(120.1)	(620.9)
Change in Prepaid Expenses	(0.9)	0.2	1.2
Change in Accrued Income Taxes	34.7	28.5	61.8
Other, net	(36.0)	(41.1)	(13.3)

Net Cash Provided by Operating Activities	437.8	471.1	98.3

INVESTING ACTIVITIES:
Change in Time Deposits with Banks	(422.2)	292.1	(77.2)
Purchases of Securities – Available for Sale	(0.4)	(91.4)	(109.7)
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	94.3	105.4	4.7
Change in Capital Investments in Subsidiaries	0.3	(0.5)	(204.8)
Advances to Wholly-Owned Subsidiaries	–	(750.0)	–
Other, net	–	–	(0.9)

Net Cash Used in Investing Activities	(328.0)	(444.4)	(387.9)

FINANCING ACTIVITIES:
Change in Senior Notes	300.0	250.0	497.2
Treasury Stock Purchased	(162.4)	(79.0)	(5.9)
Net Proceeds from Stock Options	106.8	75.6	70.6
Cash Dividends Paid on Common Stock	(354.3)	(273.7)	(273.2)
Other, net	0.1	0.1	1.2

Net Cash Provided by (Used in) Financing Activities	(109.8)	(27.0)	289.9

Net Change in Cash on Deposit with Subsidiary Bank	–	(0.3)	0.3
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.5	6.8	6.5

Cash on Deposit with Subsidiary Bank at End of Year	$6.5	$6.5	$6.8

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

A. Basis of Presentation. The consolidated financial statements include the accounts of Northern Trust Corporation (Corporation) and its wholly-owned subsidiary, The Northern Trust Company (Bank), and various other wholly-owned subsidiaries of the Corporation and Bank. Throughout the notes, the term “Northern Trust” refers to the Corporation and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The consolidated statement of income includes results of acquired subsidiaries from the dates of their acquisition. Certain prior year balances have been reclassified consistent with the current year’s presentation.

Nature of Operations

B. Nature of Operations. The Corporation is a financial holding company under the Gramm-Leach-Bliley Act. The Bank is an Illinois banking corporation headquartered in Chicago and the Corporation’s principal subsidiary. The Corporation conducts business in the United States (U.S.) and internationally through the Bank, trust companies, and various other U.S. and non-U.S. subsidiaries.

Northern Trust generates the majority of its revenue from its two primary business units: Corporate and Institutional Services (C&IS) and Personal Financial Services (PFS). Investment management services and products are provided to C&IS and PFS through a third business unit, Northern Trust Global Investments (NTGI). Operating and systems support for these business units is provided by a fourth business unit, Operations and Technology (O&T).

The C&IS business unit provides asset servicing, securities lending, brokerage, banking and related services to corporate and public retirement funds, foundations, endowments, fund managers, insurance companies, sovereign wealth and government funds. C&IS client relationships are managed through the Bank and the Bank’s and the Corporation’s other subsidiaries, including support from international locations in North America, Europe, the Middle East, and the Asia Pacific region. C&IS also executes related foreign exchange transactions from offices located in the United States, United Kingdom, and Singapore.

The PFS business unit provides personal trust, investment management, custody, and philanthropic services; financial consulting; guardianship and estate administration; brokerage services; and private and business banking. PFS focuses on high net worth individuals and families, business owners, executives, professionals, retirees, and established privately held businesses in its target markets. PFS also includes the Global Family Office, which provides customized products and services to meet the complex financial needs of individuals and family offices in the United States and throughout the world with assets typically exceeding $200 million. PFS services are delivered through a network of offices in 18 U.S. states and Washington, D.C., as well as offices in London and Guernsey.

Use of Estimates in the Preparation of Financial Statements

C. Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Foreign Currency Remeasurement and Translation

D. Foreign Currency Remeasurement and Translation. Asset and liability accounts denominated in nonfunctional currencies are remeasured into functional currencies at period end rates of exchange, except for certain balance sheet items including buildings and equipment, goodwill and other intangible assets, which are remeasured at historical exchange rates. Results from remeasurement of asset and liability accounts are reported in other operating income as currency translation gains (losses), net. Income and expense accounts are remeasured at period average rates of exchange.

Asset and liability accounts of entities with functional currencies that are not the U.S. dollar are translated at period end rates of exchange. Income and expense accounts are translated at period average rates of exchange. Translation adjustments, net of applicable taxes, are reported directly to accumulated other comprehensive income (AOCI), a component of stockholders’ equity.

Securities

E. Securities. Securities Available for Sale are reported at fair value, with unrealized gains and losses credited or charged, net of the tax effect, to AOCI. Realized gains and losses on securities available for sale are determined on a specific identification basis and are reported within other security gains (losses), net, in the consolidated statement of income. Interest income is recorded on the accrual basis, adjusted for the amortization of premium and accretion of discount.

Securities Held to Maturity consist of debt securities that management intends to, and Northern Trust has the ability to, hold until maturity. Such securities are reported at cost, adjusted for amortization of premium and accretion of discount. Interest income is recorded on the accrual basis adjusted for the amortization of premium and accretion of discount.

Securities Held for Trading are stated at fair value. Realized and unrealized gains and losses on securities held for trading are reported in the consolidated statement of income within security commissions and trading income.

Nonmarketable Securities primarily consist of Federal Reserve and Federal Home Loan Bank stock and community development investments which are recorded in other assets on the consolidated balance sheet. Federal Reserve and Federal Home Loan Bank stock are reported at cost, which represents redemption value. Community development investments, which are discussed in further detail in Note 27, are reported at cost using the effective yield method and amortized over the lives of the related tax credits.

Other-Than-Temporary Impairment (OTTI). A security is considered to be other-than-temporarily impaired if the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference being defined as the credit loss) or if the fair value of the security is less than the security’s amortized cost basis and the investor intends, or more-likely-than-not will be required, to sell the security before recovery of the security’s amortized cost basis. If OTTI exists, the charge to earnings is limited to the amount of credit loss if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security’s amortized cost basis. Any remaining difference between fair value and amortized cost is recognized in AOCI, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

F. Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase. Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financings and recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession of securities purchased under agreements to resell.

Derivative Financial Instruments

G. Derivative Financial Instruments. Northern Trust is a party to various derivative instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts. Derivative financial instruments are recorded on the consolidated balance sheet at fair value within other assets and liabilities. Derivative asset and liability positions with the same counterparty are reflected on a net basis in cases where legally enforceable master netting agreements exist. Derivative assets and liabilities are further reduced by cash collateral received from, and deposited with, derivative counterparties. The accounting for changes in the fair value of a derivative in the consolidated statement of income depends on whether or not the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Derivative financial instruments are recorded on the consolidated cash flow statement within the line item, ‘net changes in derivative fair value, including required collateral.’

Changes in the fair value of client-related and trading derivative instruments, which are not designated hedges under GAAP, are recognized currently in either foreign exchange trading income or security commissions and trading income. Changes in the fair value of derivative instruments entered into for risk management purposes but not designated as hedges are recognized currently in other operating income. Certain derivative instruments used by Northern Trust to manage risk are formally designated and qualify for hedge accounting as fair value, cash flow, or net investment hedges.

Derivatives designated as fair value hedges are used to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. Changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability attributable to the hedged risk are recognized currently in income. For substantially all fair value hedges, Northern Trust applies the “shortcut” method of accounting, available under GAAP, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether these hedging relationships are highly effective at inception and quarterly thereafter. Ineffectiveness resulting from fair value hedges is recorded in either interest income or interest expense.

Derivatives designated as cash flow hedges are used to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of such derivatives is recognized in AOCI, a component of stockholders’ equity, and there is no change to the accounting for the hedged item. Balances in AOCI are reclassified to earnings when the hedged forecasted transaction impacts earnings. Northern Trust assesses effectiveness using regression analysis for cash flow hedges of available for sale securities. Ineffectiveness is measured using the hypothetical derivative method. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. Any ineffectiveness is recognized currently in earnings.

Foreign exchange contracts and qualifying non-derivative instruments designated as net investment hedges are used to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses of the hedged net investment. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to minimize the risk of hedge ineffectiveness. To the extent all terms are not perfectly matched, any ineffectiveness is measured using the hypothetical derivative method. Ineffectiveness resulting from net investment hedges is recorded in other operating income. Amounts recorded in AOCI are reclassified to earnings only upon the sale or liquidation of an investment in a non-U.S. branch or subsidiary.

Fair value, cash flow, and net investment hedges are designated and formally documented as such contemporaneous with the transaction. The formal documentation describes the hedge relationship and identifies the hedging instruments and hedged items. Included in the documentation is a discussion of the risk management objectives and strategies for undertaking such hedges, the nature of the risk being hedged, a description of the method for assessing hedge effectiveness at inception and on an ongoing basis, as well as the method that will be used to measure hedge ineffectiveness. For hedges that do not qualify for the “shortcut” or the critical terms match methods of accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. Hedge accounting is discontinued if a derivative ceases to be highly effective, matures, is terminated or sold, if a hedged forecasted transaction is no longer expected to occur, or if Northern Trust removes the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange trading income or security commissions and trading income. For discontinued cash flow hedges, the accumulated gain or loss on the derivative remains in AOCI and is reclassified to earnings in the period in which the previously hedged forecasted transaction impacts earnings or is no longer probable of occurring. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized over the remaining life of the hedged item.

Loans and Leases

H. Loans and Leases. Loans and leases are recognized assets that represent a contractual right to receive money either on demand or on fixed or determinable dates. Loans and leases are disaggregated for disclosure purposes by portfolio segment (segment) and by class. Segment is defined as the level at which management develops and documents a systematic methodology to determine the allowance for credit losses. Northern Trust has defined its segments as commercial and personal. A class of loans and leases is a subset of a segment, the components of which have similar risk characteristics, measurement attributes, or risk monitoring methods. The classes within the commercial segment have been defined as commercial and institutional, commercial real estate, lease financing, non-US and other. The classes within the personal segment have been defined as residential real estate, private client and other.

Loan Classification. Loans that are held for investment are reported at the principal amount outstanding, net of unearned income. Loans classified as held for sale are reported at the lower of aggregate cost or fair value. Loan commitments for residential real estate loans that will be classified as held for sale at the time of funding and which have an interest rate lock are recorded on the balance sheet at fair value with subsequent gains or losses recognized in other operating income. Unrealized gains on these loan commitments are reported as other assets, with unrealized losses reported as other liabilities. Other unfunded commitments relating to loans that are not held for sale are recorded in other liabilities and are carried at the amount of unamortized fees with an allowance for credit loss liability recognized for any estimated probable losses.

Recognition of Income. Interest income on loans is recorded on an accrual basis unless, in the opinion of management, there is a question as to the ability of the debtor to meet the terms of the loan agreement, or interest or principal is more than 90 days contractually past due and the loan is not well-secured and in the process of collection. Loans meeting such criteria are classified as nonperforming and interest income is recorded on a cash basis. Past due status is based on how long since the contractual due date a principal or interest payment has been past due. For disclosure purposes, loans that are 29 days past due or less are reported as current. At the time a loan is determined to be nonperforming, interest accrued but not collected is reversed against interest income in the current period. Interest collected on nonperforming loans is applied to principal unless, in the opinion of management, collectability of principal is not in doubt. Management’s assessment of indicators of loan and lease collectability, and its policies relative to the recognition of interest income, including the suspension and subsequent resumption of income recognition, do not meaningfully vary between loan and lease classes. Nonperforming loans are returned to performing status when factors indicating doubtful collectability no longer exist. Factors considered in returning a loan to performing status are consistent across all classes of loans and leases and, in accordance with regulatory guidance, relate primarily to expected payment performance. Loans are eligible to be returned to performing status when: (i) no principal or interest that is due is unpaid and repayment of the remaining contractual principal and interest is expected or (ii) the loan has otherwise become well-secured (possessing realizable value sufficient to discharge the debt, including accrued interest, in full) and is in the process of collection (through action reasonably expected to result in debt repayment or restoration to a current status in the near future). A loan that has not been brought fully current may be restored to performing status provided there has been a sustained period of repayment performance (generally a minimum of six months) by the borrower in accordance with the contractual terms, and Northern Trust is reasonably assured of repayment within a reasonable period of time. Additionally, a loan that has been formally restructured so as to be reasonably assured of repayment and performance according to its modified terms may be returned to accrual status, provided there was a well-documented credit evaluation of the borrower’s financial condition and prospects of repayment under the revised terms, and there has been a sustained period of repayment performance (generally a minimum of six months) under the revised terms.

Impaired Loans. A loan is considered to be impaired when, based on current information and events, management determines that it is probable that Northern Trust will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are identified through ongoing credit management and risk rating processes, including the formal review of past due and watch list credits. Payment performance and delinquency status are critical factors in identifying impairment for all loans and leases, particularly those within the residential real estate, private client and personal-other classes. Other key factors considered in identifying impairment of loans and leases within the commercial and institutional, non-U.S., lease financing, and commercial-other classes relate to the borrower’s ability to perform under the terms of the obligation as measured through the assessment of future cash flows, including consideration of collateral value, market value, and other factors. A loan is also considered to be impaired if its terms have been modified as a concession by Northern Trust or a bankruptcy court resulting from the debtor’s financial difficulties, referred to as a troubled debt restructuring (TDR). All TDRs are reported as impaired loans in the calendar year of their restructuring. In subsequent years, a TDR may cease being reported as impaired if the loan was modified at a market rate and has performed according to the modified terms for at least six months. A loan that has been modified at a below market rate will return to performing status if it satisfies the six month performance requirement; however, it will remain reported as impaired. Impairment is measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, based on the certainty of loss, either a specific allowance is established, or a charge-off is recorded, for the difference. Smaller balance (individually less than $250,000) homogeneous loans are collectively evaluated for impairment and excluded from impaired loan disclosures as allowed under applicable accounting standards. Northern Trust’s accounting policies for impaired loans is consistent across all classes of loans and leases.

Premiums and Discounts. Premiums and discounts on loans are recognized as an adjustment of yield using the interest method based on the contractual terms of the loan. Certain direct origination costs and fees are netted, deferred and amortized over the life of the related loan as an adjustment to the loan’s yield.

Direct Financing and Leverage Leases. Unearned lease income from direct financing and leveraged leases is recognized using the interest method. This method provides a constant rate of return on the unrecovered investment over the life of the lease. The rate of return and the allocation of income over the lease term are recalculated from the inception of the lease if during the lease term assumptions regarding the amount or timing of estimated cash flows change. Lease residual values are established at the inception of the lease based on in-house valuations and market analyses provided by outside parties. Lease residual values are reviewed at least annually for other-than-temporary impairment. A decline in the estimated residual value of a leased asset determined to be other-than-temporary would be recorded in the period in which the decline is identified as a reduction of interest income.

Allowance for Credit Losses

I. Allowance for Credit Losses. The allowance for credit losses represents management’s estimate of probable losses which have occurred as of the date of the consolidated financial statements. The loan and lease portfolio and other lending related credit exposures are regularly reviewed to evaluate the adequacy of the allowance for credit losses. In determining the level of the allowance, Northern Trust evaluates the allowance necessary for impaired loans and also estimates losses inherent in other credit exposures. The result is an allowance with the following components:

Specific Allowance. The amount of specific allowance is determined through an individual evaluation of loans and lending-related commitments considered impaired that is based on expected future cash flows, the value of collateral, and other factors that may impact the borrower’s ability to pay. For impaired loans where the amount of specific allowance, if any, is determined based on the value of the underlying real estate collateral, third-party appraisals are generally obtained and utilized by management. These appraisals are generally less than twelve months old and are subject to adjustments to reflect management’s judgment as to the realizable value of the collateral.

Inherent Allowance. The amount of inherent allowance is based primarily on factors which incorporate management’s evaluation of historical charge-off experience and various qualitative factors such as management’s evaluation of economic and business conditions and changes in the character and size of the loan portfolio. Factors are applied to loan and lease credit exposures aggregated by shared risk characteristics and are reviewed quarterly by Northern Trust’s Loan Loss Reserve Committee which includes representatives from Credit Policy, business unit management, and Corporate Financial Management.

Loans, leases and other extensions of credit deemed uncollectible are charged to the allowance for credit losses. Subsequent recoveries, if any, are credited to the allowance. Northern Trust’s policies relative to the charging-off of uncollectible loans and leases are consistent across both loan and lease segments. Determinations as to whether an uncollectible loan is charged-off or a specific reserve is established are based on management’s assessment as to the level of certainty regarding the amount of loss. The provision for credit losses, which is charged to income, is the amount necessary to adjust the allowance for credit losses to the level determined to be appropriate through the above process. Actual losses may vary from current estimates and the amount of the provision for credit losses may be either greater than or less than actual net charge-offs.

Northern Trust analyzes its exposure to credit losses from both on-balance sheet and off-balance sheet activity using a consistent methodology. In estimating the allowance for credit losses for undrawn loan commitments and standby letters of credit, management uses conversion rates to determine the estimated amount that will be funded. Factors based on historical loss experience and specific risk characteristics of the loan product are utilized to calculate inherent losses related to unfunded commitments and standby letters of credit as of the reporting date. The portion of the allowance assigned to loans and leases is reported as a contra asset, directly following loans and leases in the consolidated balance sheet. The portion of the allowance assigned to unfunded loan commitments and standby letters of credit is reported in other liabilities in the consolidated balance sheet.

Standby Letters of Credit

J. Standby Letters of Credit. Fees on standby letters of credit are recognized in other operating income using the straight-line method over the lives of the underlying agreements. Northern Trust’s recorded liability for standby letters of credit, reflecting the obligation it has undertaken, is measured as the amount of unamortized fees on these instruments.

Buildings and Equipment

K. Buildings and Equipment. Buildings and equipment owned are carried at original cost less accumulated depreciation. The charge for depreciation is computed using the straight-line method based on the following range of lives: buildings – 10 to 30 years; equipment – 3 to 10 years; and leasehold improvements – the shorter of the lease term or 15 years. Leased properties meeting certain criteria are capitalized and amortized using the straight-line method over the lease period.

Other Real Estate Owned (OREO)

L. Other Real Estate Owned (OREO). OREO is comprised of commercial and residential real estate properties acquired in partial or total satisfaction of loans. OREO assets are carried at the lower of cost or fair value less estimated costs to sell and are recorded in other assets in the consolidated balance sheet. Fair value is typically based on third-party appraisals. Appraisals of OREO properties are updated on an annual basis and are subject to adjustments to reflect management’s judgment as to the realizable value of the properties. Losses identified during the 90-day period after the acquisition of such properties are charged against the allowance for credit losses assigned to loans and leases. Subsequent write-downs that may be required to the carrying value of these assets and gains or losses realized from asset sales are recorded within other operating expense.

Goodwill and Other Intangible Assets

M. Goodwill and Other Intangible Assets. Goodwill is not subject to amortization. Separately identifiable acquired intangible assets with finite lives are amortized over their estimated useful lives, primarily on a straight-line basis. Purchased software and allowable internal costs, including compensation relating to software developed for internal use, are capitalized. Software is amortized using the straight-line method over the estimated useful lives of the assets, generally ranging from 3 to 10 years.

Goodwill and other intangible assets are reviewed for impairment on an annual basis or more frequently if events or changes in circumstances indicate the carrying amounts may not be recoverable.

Assets Under Custody and Assets Under Management

N. Assets Under Custody and Assets Under Management. Assets held in fiduciary or agency capacities are not included in the consolidated balance sheet, since such items are not assets of Northern Trust.

Trust, Investment and Other Servicing Fees

O. Trust, Investment and Other Servicing Fees. Trust, investment and other servicing fees are recorded on the accrual basis, over the period in which the service is provided. Fees are a function of the market value of assets custodied, managed and serviced, the volume of transactions, securities lending volume and spreads, and fees for other services rendered, as set forth in the underlying client agreement. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes.

Securities lending fees have been impacted by Northern Trust’s share of unrealized investment gains and losses in one investment fund that is used in securities lending activities and accounted for at fair value. In 2010, securities in the fund accounted for at fair value had been sold with the proceeds reinvested into a short duration fund, eliminating the mark-to-market impact on securities lending revenue in future periods. Certain investment management fee arrangements also may provide performance fees that are based on client portfolio returns exceeding predetermined levels. Northern Trust adheres to a policy in which it does not record any performance-based fee income until the end of the contract period, thereby eliminating the potential that revenue will be recognized in one quarter and reversed in a future quarter. Therefore, Northern Trust does not record any revenue under incentive fee programs that is at risk due to future performance contingencies. These arrangements often contain similar terms for the payment of performance-based fees to sub-advisors. The accounting for these performance-based expenses matches the treatment for the related performance-based revenue.

Client reimbursed out-of-pocket expenses that are an extension of existing services that are being rendered are recorded on a gross basis as revenue.

Client Security Settlement Receivables

P. Client Security Settlement Receivables. These receivables represent other collection items presented on behalf of custody clients and settled through withdrawals from short term investment funds on a next day basis.

Income Taxes

Q. Income Taxes. Northern Trust follows an asset and liability approach to account for income taxes. The objective is to recognize the amount of taxes payable or refundable for the current year, and to recognize deferred tax assets and liabilities resulting from temporary differences between the amounts reported in the financial statements and the tax bases of assets and liabilities. The measurement of tax assets and liabilities is based on enacted tax laws and applicable tax rates.

Tax positions taken or expected to be taken on a tax return are evaluated based on their likelihood of being sustained upon examination by tax authorities. Only tax positions that are considered more-likely-than-not to be sustained are recorded in the consolidated financial statements. Northern Trust recognizes any interest and penalties related to unrecognized tax benefits in the provision for income taxes.

Cash Flow Statements	R. Cash Flow Statements. Cash and cash equivalents have been defined as “Cash and Due from Banks”.
Pension and Other Postretirement Benefits

S. Pension and Other Postretirement Benefits. Northern Trust records the funded status of its defined benefit pension and other postretirement plans on the consolidated balance sheet. Prepaid pension and postretirement benefits are reported in other assets and unfunded pension and postretirement benefits are reported in other liabilities. Plan assets and benefit obligations are measured annually at December 31. Pension costs are recognized ratably over the estimated working lifetime of eligible participants.

Share-Based Compensation Plans

T. Share-Based Compensation Plans. Northern Trust recognizes as compensation expense the grant-date fair value of stock and stock unit awards and other share-based compensation granted to employees within the consolidated income statement. The fair values of stock and stock unit awards, including performance stock unit awards and director awards, are based on the price of the Corporation’s stock on the date of grant. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. The model utilizes weighted-average assumptions regarding the period of time that options granted are expected to be outstanding (expected term) based primarily on the historical exercise behavior attributable to previous option grants, the estimated yield from dividends paid on the Corporation’s stock over the expected term of the options, the historical volatility of Northern Trust’s stock price and the implied volatility of traded options on Northern Trust stock, and a risk free interest rate based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

Compensation expense for share-based award grants with terms that provide for a graded vesting schedule, whereby portions of the award vest in increments over the requisite service period, are recognized on a straight-line basis over the requisite service period for the entire award. Northern Trust does not include an estimate of future forfeitures in its recognition of share-based compensation expense as historical forfeitures have not been significant. Share-based compensation expense is adjusted based on forfeitures as they occur. Dividend equivalents are paid on stock units that have been granted but not yet vested. Cash flows resulting from the realization of tax deductions from the exercise of stock options in excess of the compensation cost recognized (excess tax benefits) are classified as financing cash flows.

Net Income Per Common Share

U. Net Income Per Common Share. Basic net income per common share is computed by dividing net income/loss applicable to common stock by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income applicable to common stock and potential common shares by the aggregate of the weighted average number of common shares outstanding during the period and common share equivalents calculated for stock options and restricted stock outstanding using the treasury stock method. In a period of a net loss, diluted net income per common share is calculated in the same manner as basic net income per common share.

Northern Trust has issued certain restricted stock awards, which are unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents. These restricted shares are considered participating securities. Accordingly, Northern Trust calculates net income applicable to common stock using the two-class method, whereby net income is allocated between common stock and participating securities.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, segregated by fair value hierarchy level.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$1,784.6	$–	$–	$–	$1,784.6
Obligations of States and Political Subdivisions	–	14.1	–	–	14.1
Government Sponsored Agency	–	18,638.8	–	–	18,638.8
Corporate Debt	–	2,618.4	–	–	2,618.4
Covered Bonds	–	1,748.0	–	–	1,748.0
Supranational Bonds	–	1,060.7	–	–	1,060.7
Residential Mortgage-Backed	–	92.0	–	–	92.0
Other Asset-Backed	–	2,283.9	–	–	2,283.9
Auction Rate	–	–	97.8	–	97.8
Other	–	305.2	–	–	305.2

Total Available for Sale	1,784.6	26,761.1	97.8	–	28,643.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	1,784.6	26,769.1	97.8	–	28,651.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	1,756.6	–	–	1,756.6
Interest Rate Swaps	–	310.3	–	–	310.3

Total Derivatives	–	2,066.9	–	(1,101.1)	965.8

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	1,772.7	–	–	1,772.7
Interest Rate Swaps	–	249.3	–	–	249.3
Credit Default Swaps	–	1.0	–	–	1.0

Total Derivatives	–	2,023.0	–	(1,407.5)	615.5

Contingent Consideration	–	–	50.1	–	50.1

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$4,029.4	$–	$–	$–	$4,029.4
Obligations of States and Political Subdivisions	–	15.8	–	–	15.8
Government Sponsored Agency	–	16,771.4	–	–	16,771.4
Corporate Debt	–	2,676.7	–	–	2,676.7
Covered Bonds	–	754.9	–	–	754.9
Non-U.S. Government	–	173.7	–	–	173.7
Supranational Bonds	–	972.1	–	–	972.1
Residential Mortgage-Backed	–	163.8	–	–	163.8
Other Asset-Backed	–	1,604.8	–	–	1,604.8
Certificates of Deposit	–	2,418.1	–	–	2,418.1
Auction Rate	–	–	178.3	–	178.3
Other	–	433.5	–	–	433.5

Total Available for Sale	4,029.4	25,984.8	178.3	–	30,192.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	4,029.4	25,992.8	178.3	–	30,200.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	3,087.3	–	–	3,087.3
Interest Rate Swaps	–	338.3	–	–	338.3
Credit Default Swaps	–	0.7	–	–	0.7

Total Derivatives	–	3,426.3	–	(2,243.7)	1,182.6

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	2,991.6	–	–	2,991.6
Interest Rate Swaps	–	231.9	–	–	231.9
Credit Default Swaps	–	0.1	–	–	0.1

Total Derivatives	–	3,223.6	–	(2,281.0)	942.6

Contingent Consideration	–	–	56.8	–	56.8

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Changes in Level 3 Assets

The following tables present the changes in Level 3 assets and liabilities for the years ended December 31, 2012 and 2011.

LEVEL 3 ASSETS	AUCTION RATE SECURITIES
(In Millions)	2012	2011
Fair Value at January 1	$178.3	$367.8
Total Gains and (Losses):
Included in Earnings(1)	(21.6)	10.7
Included in Other Comprehensive Income(2)	6.4	(19.0)
Purchases, Issuances, Sales, and Settlements:
Sales	(54.7)	(1.5)
Settlements	(10.6)	(179.7)

Fair Value at December 31	$97.8	$178.3

(1) Realized losses for the year ended December 31, 2012 of $21.6 million include $20.8 million of losses from sales of securities and $1.6 million of impairment losses, partially offset by $0.8 million of gains from redemptions by issuers. Realized gains for the year ended December 31, 2011 of $10.7 million include $10.6 million from redemptions by issuers and $0.1 million from sales of securities. Gains on redemptions are recorded in interest income and sales and impairment losses are recorded in investment security gains (losses), net, within the consolidated statement of income.

(2) Unrealized losses related to auction rate securities are included in net unrealized gains on securities available for sale, within the consolidated statement of comprehensive income.

Changes in Level 3 Liabilities

LEVEL 3 LIABILITIES	OTHER LIABILITIES
(In Millions)	2012	2011
Fair Value at January 1	$56.8	$23.1
Total (Gains) and Losses:
Included in Earnings(1)	2.0	(0.1)
Included in Other Comprehensive Income(2)	(0.5)	–
Purchases, Issuances, Sales, and Settlements:
Purchases	–	56.9
Settlements	(8.2)	(23.1)

Fair Value at December 31	$50.1	$56.8
Unrealized (Gains) Losses Included in Earnings Related to Financial Instruments Held at December 31(1)	$4.8	$(0.1)

(1) Gains (losses) are recorded in other operating income (expense) within the consolidated statement of income.

(2) Unrealized foreign currency related losses on contingent consideration liabilities are included in foreign currency translation adjustments, within the consolidated statement of comprehensive income.

Note: Other liabilities balances in 2012 and 2011 relate to contingent consideration liabilities, as well as a Visa indemnification liability within the 2011 opening and settlement balances. As of December 31, 2011, the Visa indemnification liability had been eliminated in its entirety.

Assets Measure at Fair Value on Nonrecurring Basis

The following provides information regarding those assets measured at fair value on a nonrecurring basis at December 31, 2012 and 2011, segregated by fair value hierarchy level.

(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL FAIR VALUE
December 31, 2012
Loans(1)	$–	$–	$35.0	$35.0
Other Real Estate Owned(2)	–	–	2.3	2.3

Total Assets at Fair Value	$–	$–	$37.3	$37.3
December 31, 2011

Loans(1)	$–	$–	$64.3	$64.3
Other Real Estate Owned(2)	–	–	3.8	3.8

Total Assets at Fair Value	$–	$–	$68.1	$68.1

(1) In accordance with Accounting Standard Codification (ASC) Subtopic 310-10, Northern Trust recorded individually impaired loans at fair value and, for the years ended December 31, 2012 and 2011, respectively, reduced by $8.5 million and increased by $11.3 million the level of specific allowances on these loans.

(2) In accordance with ASC Subtopics 310-40 and 360-10, Northern Trust recorded Other Real Estate Owned (OREO) at fair value and subsequently charged $0.8 million and $1.5 million through other operating expenses during the years ended December 31, 2012 and 2011, respectively, to reduce the fair values of these OREO properties.

Book and Fair Values of Financial Instruments

The following tables summarize the fair values of financial instruments.

	DECEMBER 31, 2012
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	FAIR VALUE
			LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$3,752.7	$3,752.7	$3,752.7	$–	$–
Federal Funds Sold and Resell Agreements	60.8	60.8	–	60.8	–
Interest-Bearing Deposits with Banks	18,803.5	18,803.5	–	18,803.5	–
Federal Reserve Deposits and Other Interest-Bearing	7,619.7	7,619.7	–	7,619.7	–
Securities
Available for Sale (Note)	28,643.5	28,643.5	1,784.6	26,761.1	97.8
Held to Maturity	2,382.0	2,394.8	–	2,394.8	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	28,165.4	28,220.2	–	–	28,220.2
Held for Sale	11.7	11.7	–	–	11.7
Client Security Settlement Receivables	2,049.1	2,049.1	–	2,049.1	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6	197.6	–	197.6	–
Community Development Investments	253.2	275.1	–	275.1	–
Employee Benefit and Deferred Compensation	121.3	126.1	86.7	39.4	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$39,221.5	$39,221.5	$39,221.5	$–	$–
Savings Certificates and Other Time	2,466.1	2,476.7	–	2,476.7	–
Non-U.S. Offices Interest-Bearing	39,720.2	39,720.2	–	39,720.2	–
Federal Funds Purchased	780.2	780.2	–	780.2	–
Securities Sold under Agreements to Repurchase	699.8	699.8	–	699.8	–
Other Borrowings	367.4	367.4	–	367.4	–
Senior Notes	2,405.8	2,513.4	–	2,513.4	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,045.4	1,065.3	–	1,065.3	–
Federal Home Loan Bank Borrowings	335.0	345.4	–	345.4	–
Floating Rate Capital Debt	277.0	228.0	–	228.0	–
Other Liabilities
Standby Letters of Credit	60.5	60.5	–	–	60.5
Contingent Consideration	50.1	50.1	–	–	50.1
Loan Commitments	38.9	38.9	–	–	38.9
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$21.3	$21.3	$–	$21.3	$–
Liabilities	42.3	42.3	–	42.3	–
Interest Rate Swaps
Assets	129.7	129.7	–	129.7	–
Liabilities	75.3	75.3	–	75.3	–
Credit Default Swaps
Liabilities	1.0	1.0	–	1.0	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	1,735.3	1,735.3	–	1,735.3	–
Liabilities	1,730.4	1,730.4	–	1,730.4	–
Interest Rate Swaps
Assets	180.6	180.6	–	180.6	–
Liabilities	174.0	174.0	–	174.0	–

Note: Refer to the table located on page 76 for the disaggregation of available for sale securities.

	DECEMBER 31, 2011
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	FAIR VALUE
			LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$4,315.3	$4,315.3	$4,315.3	$–	$–
Federal Funds Sold and Resell Agreements	121.3	121.3	–	121.3	–
Interest-Bearing Deposits with Banks	16,696.4	16,696.4	–	16,696.4	–
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	13,448.6	–	13,448.6	–
Securities
Available for Sale (Note)	30,192.5	30,192.5	4,029.4	25,984.8	178.3
Held to Maturity	799.2	817.1	–	817.1	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	27,782.7	27,913.7	–	–	27,913.7
Held for Sale	9.3	9.3	–	–	9.3
Client Security Settlement Receivables	778.3	778.3	–	778.3	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	172.9	–	172.9	–
Community Development Investments	290.8	319.9	–	319.9	–
Employee Benefit and Deferred Compensation	106.5	117.3	82.4	34.9	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$43,751.2	$43,751.2	$43,751.2	$–	$–
Savings Certificates and Other Time	3,058.3	3,065.5	–	3,065.5	–
Non-U.S. Offices Interest-Bearing	35,868.0	35,868.0	–	35,868.0	–
Federal Funds Purchased	815.3	815.3	–	815.3	–
Securities Sold under Agreements to Repurchase	1,198.8	1,198.8	–	1,198.8	–
Other Borrowings	931.5	931.5	–	931.5	–
Senior Notes	2,126.7	2,197.3	–	2,197.3	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,033.4	1,040.0	–	1,040.0	–
Federal Home Loan Bank Borrowings	1,055.0	1,082.1	–	1,082.1	–
Floating Rate Capital Debt	276.9	211.6	–	211.6	–
Other Liabilities
Standby Letters of Credit	61.3	61.3	–	–	61.3
Contingent Consideration	56.8	56.8	–	–	56.8
Loan Commitments	45.5	45.5	–	–	45.5
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$25.2	$25.2	$–	$25.2	$–
Liabilities	31.8	31.8	–	31.8	–
Interest Rate Swaps
Assets	149.6	149.6	–	149.6	–
Liabilities	47.3	47.3	–	47.3	–
Credit Default Swaps
Assets	0.7	0.7	–	0.7	–
Liabilities	0.1	0.1	–	0.1	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	3,062.1	3,062.1	–	3,062.1	–
Liabilities	2,959.8	2,959.8	–	2,959.8	–
Interest Rate Swaps
Assets	188.7	188.7	–	188.7	–
Liabilities	184.6	184.6	–	184.6	–

Note: Refer to the table located on page 77 for the disaggregation of available for sale securities.

Fair Value, Measurements, Recurring
Valuation Techniques, Significant Unobservable Inputs, and Quantitative Information

The following presents the fair values of, and the valuation techniques, significant unobservable inputs, and quantitative information used to develop significant unobservable inputs for, Northern Trust’s Level 3 assets and liabilities as of December 31, 2012.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF LIVES AND RATES
Auction Rate Securities	$97.8 million	Discounted Cash Flow	Remaining lives Discount rates	1.8 – 8.6 years 0.3% – 7.7%
Contingent Consideration	$50.1 million	Discounted Cash Flow	Discount rate Business growth rates	10.5% 19% – 35%

Fair Value, Measurements, Nonrecurring
Valuation Techniques, Significant Unobservable Inputs, and Quantitative Information

The following table provides the fair value of, and the valuation technique, significant unobservable inputs, and quantitative information used to develop the significant unobservable inputs for, Northern Trust’s Level 3 assets that were measured at fair value on a nonrecurring basis as of December 31, 2012.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF DISCOUNTS APPLIED
Loans	$35.0 million	Market Approach	Discount to reflect realizable value	15% – 40%
OREO	$2.3 million	Market Approach	Discount to reflect realizable value	15% – 40%

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$1,747.9	$36.7	$–	$1,784.6
Obligations of States and Political Subdivisions	13.9	0.2	–	14.1
Government Sponsored Agency	18,520.6	122.2	4.0	18,638.8
Corporate Debt	2,602.4	18.1	2.1	2,618.4
Covered Bonds	1,697.1	51.0	0.1	1,748.0
Supranational Bonds	1,053.9	7.0	0.2	1,060.7
Residential Mortgage-Backed	102.4	0.4	10.8	92.0
Other Asset-Backed	2,280.0	4.3	0.4	2,283.9
Auction Rate	99.6	2.1	3.9	97.8
Other	304.4	0.8	–	305.2

Total	$28,422.2	$242.8	$21.5	$28,643.5

	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$3,965.9	$63.5	$–	$4,029.4
Obligations of States and Political Subdivisions	14.9	0.9	–	15.8
Government Sponsored Agency	16,702.6	86.1	17.3	16,771.4
Corporate Debt	2,677.7	4.7	5.7	2,676.7
Covered Bonds	746.1	9.2	0.4	754.9
Non-U.S. Government Debt	173.7	–	–	173.7
Supranational Bonds	971.0	3.0	1.9	972.1
Residential Mortgage-Backed	196.1	–	32.3	163.8
Other Asset-Backed	1,606.8	1.3	3.3	1,604.8
Certificates of Deposit	2,418.2	0.2	0.3	2,418.1
Auction Rate	186.5	4.3	12.5	178.3
Other	433.1	0.6	0.2	433.5

Total	$30,092.6	$173.8	$73.9	$30,192.5

Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$329.3	$17.2	$–	$346.5
Government Sponsored Agency	112.9	3.8	–	116.7
Non-U.S. Government Debt	205.0	–	–	205.0
Certificates of Deposit	1,667.6	0.2	0.6	1,667.2
Other	67.2	0.3	8.1	59.4

Total	$2,382.0	$21.5	$8.7	$2,394.8

	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$529.4	$24.6	$0.1	$553.9
Government Sponsored Agency	156.8	4.3	0.1	161.0
Other	113.0	0.1	10.9	102.2

Total	$799.2	$29.0	$11.1	$817.1

Securities Continuous Unrealized Loss Position

Securities with Unrealized Losses. The following tables provide information regarding securities that had been in a continuous unrealized loss position for less than 12 months and for 12 months or longer as of December 31, 2012 and 2011.

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2012	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Government Sponsored Agency	$482.2	$1.0	$1,171.8	$3.0	$1,654.0	$4.0
Corporate Debt	441.5	2.0	50.0	0.1	491.5	2.1
Covered Bonds	20.1	0.1	–	–	20.1	0.1
Supranational Bonds	113.8	0.2	–	–	113.8	0.2
Residential Mortgage-Backed	–	–	84.7	10.8	84.7	10.8
Other Asset-Backed	146.1	0.1	40.0	0.3	186.1	0.4
Certificates of Deposit	1,178.8	0.6	–	–	1,178.8	0.6
Auction Rate	2.7	0.3	41.0	3.6	43.7	3.9
Other	9.3	1.9	43.8	6.2	53.1	8.1

Total	$2,394.5	$6.2	$1,431.3	$24.0	$3,825.8	$30.2

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2011	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$2.7	$0.1	$–	$–	$2.7	$0.1
Government Sponsored Agency	5,492.5	14.1	470.1	3.3	5,962.6	17.4
Corporate Debt	1,027.5	4.1	123.6	1.6	1,151.1	5.7
Covered Bonds	50.4	0.4	–	–	50.4	0.4
Supranational Bonds	438.2	1.8	99.9	0.1	538.1	1.9
Residential Mortgage-Backed	4.7	0.9	158.8	31.4	163.5	32.3
Other Asset-Backed	824.6	2.3	205.7	1.0	1,030.3	3.3
Certificates of Deposit	1,019.9	0.3	–	–	1,019.9	0.3
Auction Rate	61.0	7.3	52.6	5.2	113.6	12.5
Other	146.3	2.1	45.0	9.0	191.3	11.1

Total	$9,067.8	$33.4	$1,155.7	$51.6	$10,223.5	$85.0

Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type

December 31, 2012 amortized cost, weighted average ultimate default rates, and impairment severity rates for the non-agency residential mortgage-backed securities portfolio, by security type, are provided in the following table.

	DECEMBER 31, 2012
			LOSS SEVERITY RATES
($ In Millions)	AMORTIZED COST	WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	LOW	HIGH	WEIGHTED AVERAGE
Prime	$9.3	21.5%	33.0%	48.6%	34.7%
Alt-A	13.1	42.2	68.3	68.3	68.3
Subprime	56.7	49.5	61.8	84.2	76.6
2nd Lien	23.3	33.6	98.5	100.0	99.2
Total Non-Agency Residential Mortgage-Backed Securities	$102.4	41.8%	33.0%	100.0%	76.9%

Credit Related Impairment Losses Recognized in Earnings on Other Than Temporarily Impaired Securities

The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income and net impairment losses recognized in earnings, for the years ended December 31, 2012, 2011, and 2010.

	DECEMBER 31,
(In Millions)	2012	2011	2010
Changes in Other-Than-Temporary Impairment Losses(1)	$(2.7)	$(1.1)	$(0.8)
Noncredit-related Losses Recorded in / (Reclassified from) OCI(2)	(0.6)	(22.2)	(20.4)

Net Impairment Losses Recognized in Earnings	$(3.3)	$(23.3)	$(21.2)

(1) For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

(2) For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Cumulative Credit-Related Losses Recognized in Earnings on Debt Securities Other-Than-Temporarily Impaired

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011
Cumulative Credit-Related Losses on Securities Held – Beginning of Year	$68.2	$94.2
Plus: Losses on Newly Identified Impairments	1.6	1.5
Additional Losses on Previously Identified Impairments	1.7	21.8
Less: Current and Prior Period Losses on Securities Sold During the Year	(29.2)	(49.3)

Cumulative Credit-Related Losses on Securities Held – End of Year	$42.3	$68.2

Debt Securities Held for which Other-Than-Temporary Impairment Loss has been Recognized in Current Period or Previously

The table below provides information regarding debt securities held as of December 31, 2012 and 2011, for which an OTTI loss has been recognized in the current year or previously.

	DECEMBER 31,
(In Millions)	2012	2011
Fair Value	$51.5	$73.6
Amortized Cost Basis	59.0	96.8

Noncredit-related Losses Recognized in OCI	(7.5)	(23.2)
Tax Effect	2.8	8.6

Amount Recognized in OCI	$(4.7)	$(14.6)

Held-to-maturity Securities
Remaining Maturity of Securities
REMAINING MATURITY OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2012		DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$2,029.5	$2,030.6	$199.5	$200.9
Due After One Year Through Five Years	268.1	280.2	355.4	365.5
Due After Five Years Through Ten Years	45.4	49.8	215.5	226.1
Due After Ten Years	39.0	34.2	28.8	24.6

Total	$2,382.0	$2,394.8	$799.2	$817.1

Note: Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Available for Sale Investment Securities
Remaining Maturity of Securities
REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2012		DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$7,431.7	$7,451.2	$9,468.8	$9,469.6
Due After One Year Through Five Years	18,663.4	18,840.4	18,464.6	18,555.1
Due After Five Years Through Ten Years	1,724.0	1,738.0	1,326.7	1,333.7
Due After Ten Years	603.1	613.9	832.5	834.1

Total	$28,422.2	$28,643.5	$30,092.6	$30,192.5

Note: Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2012
Securities Purchased Under Agreements to Resell

The following tables summarize information related to securities purchased under agreements to resell and securities sold under agreements to repurchase.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL
($ In Millions)	2012	2011
Balance at December 31	$35.4	$74.7
Average Balance During the Year	241.5	246.3
Average Interest Rate Earned During the Year	0.16%	0.07%
Maximum Month-End Balance During the Year	537.4	424.2

Securities Sold Under Agreements to Repurchase

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
($ In Millions)	2012	2011
Balance at December 31	$699.8	$1,198.8
Average Balance During the Year	448.2	815.8
Average Interest Rate Paid During the Year	0.08%	0.08%
Maximum Month-End Balance During the Year	699.8	1,479.3

Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Amounts Outstanding for Loans and Leases by Segment and Class

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31,
(In Millions)	2012	2011
Commercial
Commercial and Institutional	$7,468.5	$6,918.7
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035.0	978.8
Non-U.S.	1,192.3	1,057.5
Other	341.6	417.6

Total Commercial	12,897.2	12,354.3

Personal
Residential Real Estate	10,375.2	10,708.9
Private Client	6,130.1	5,651.4
Other	102.0	349.3

Total Personal	16,607.3	16,709.6
Total Loans and Leases	$29,504.5	$29,063.9
Allowance for Credit Losses Assigned to Loans and Leases	(297.9)	(294.8)

Net Loans and Leases	$29,206.6	$28,769.1

Components of Net Investment in Direct Finance and Leveraged Leases

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31,
(In Millions)	2012	2011
Direct Finance Leases:
Lease Receivable	$239.2	$156.3
Residual Value	162.2	149.2
Initial Direct Costs	3.5	2.9
Unearned Income	(43.5)	(44.1)

Investment in Direct Finance Leases	$361.4	$264.3

Leveraged Leases:
Net Rental Receivable	559.9	326.0
Residual Value	297.9	622.7
Unearned Income	(184.2)	(234.2)

Investment in Leveraged Leases	$673.6	$714.5

Lease Financing, net	$1,035.0	$978.8

Future Minimum Lease Payments to be Received

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2013	$48.6
2014	45.7
2015	39.5
2016	29.1
2017	26.7

Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "1 to 3", "4 to 5" and "6 to 9" (Watch List) Categories

Loan and lease segment and class balances at December 31, 2012 and 2011 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9” (watch list), categories.

	DECEMBER 31, 2012				DECEMBER 31, 2011
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$4,291.8	$3,040.6	$136.1	$7,468.5	$3,681.8	$3,029.1	$207.8	$6,918.7
Commercial Real Estate	888.6	1,710.9	260.3	2,859.8	1,247.1	1,467.2	267.4	2,981.7
Lease Financing, net	647.1	382.3	5.6	1,035.0	547.7	422.3	8.8	978.8
Non-U.S.	542.7	646.6	3.0	1,192.3	519.0	527.3	11.2	1,057.5
Other	167.2	174.4	–	341.6	241.4	176.2	–	417.6

Total Commercial	6,537.4	5,954.8	405.0	12,897.2	6,237.0	5,622.1	495.2	12,354.3

Personal
Residential Real Estate	3,003.3	6,868.2	503.7	10,375.2	2,777.1	7,501.0	430.8	10,708.9
Private Client	3,741.3	2,365.4	23.4	6,130.1	3,390.6	2,245.9	14.9	5,651.4
Other	50.0	52.0	–	102.0	162.3	187.0	–	349.3

Total Personal	6,794.6	9,285.6	527.1	16,607.3	6,330.0	9,933.9	445.7	16,709.6

Total Loans and Leases	$13,332.0	$15,240.4	$932.1	$29,504.5	$12,567.0	$15,556.0	$940.9	$29,063.9

Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the other real estate owned and total nonperforming asset balances, as of December 31, 2012 and 2011.

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2012
Commercial
Commercial and Institutional	$7,433.4	$6.4	$5.5	$1.6	$7,446.9	$21.6	$7,468.5
Commercial Real Estate	2,782.0	6.9	13.1	1.4	2,803.4	56.4	2,859.8
Lease Financing, net	1,035.0	–	–	–	1,035.0	–	1,035.0
Non-U.S.	1,192.3	–	–	–	1,192.3	–	1,192.3
Other	341.6	–	–	–	341.6	–	341.6

Total Commercial	12,784.3	13.3	18.6	3.0	12,819.2	78.0	12,897.2

Personal
Residential Real Estate	10,096.3	68.1	25.7	10.5	10,200.6	174.6	10,375.2
Private Client	6,091.3	14.8	16.3	5.5	6,127.9	2.2	6,130.1
Other	102.0	–	–	–	102.0	–	102.0

Total Personal	16,289.6	82.9	42.0	16.0	16,430.5	176.8	16,607.3

Total Loans and Leases	$29,073.9	$96.2	$60.6	$19.0	$29,249.7	$254.8	$29,504.5

			Other Real Estate Owned			$20.3

			Total Nonperforming Assets			$275.1

(In Millions)	CURRENT	30 – 59 DAYS PAST DUE	60 – 89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2011
Commercial
Commercial and Institutional	$6,869.2	$15.0	$2.7	$0.5	$6,887.4	$31.3	$6,918.7
Commercial Real Estate	2,878.2	10.8	10.3	2.9	2,902.2	79.5	2,981.7
Lease Financing, net	978.8	–	–	–	978.8	–	978.8
Non-U.S.	1,057.5	–	–	–	1,057.5	–	1,057.5
Other	417.6	–	–	–	417.6	–	417.6

Total Commercial	12,201.3	25.8	13.0	3.4	12,243.5	110.8	12,354.3

Personal
Residential Real Estate	10,428.0	67.7	27.6	8.0	10,531.3	177.6	10,708.9
Private Client	5,623.0	15.7	5.7	1.7	5,646.1	5.3	5,651.4
Other	349.3	–	–	–	349.3	–	349.3

Total Personal	16,400.3	83.4	33.3	9.7	16,526.7	182.9	16,709.6

Total Loans and Leases	$28,601.6	$109.2	$46.3	$13.1	$28,770.2	$293.7	$29,063.9

			Other Real Estate Owned			$21.2

			Total Nonperforming Assets			$314.9

Impaired Loans By Segment and Class

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2012			AS OF DECEMBER 31, 2011
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance
Commercial and Institutional	$15.1	$19.3	$–	$21.4	$24.0	$–
Commercial Real Estate	64.9	76.9	–	46.5	68.0	–
Lease Financing, net	4.6	4.6	–	–	–	–
Residential Real Estate	131.3	165.7	–	134.4	162.6	–
Private Client	0.8	1.0	–	1.6	1.9	–
With a related specific allowance
Commercial and Institutional	8.1	10.2	2.8	11.9	20.5	8.8
Commercial Real Estate	32.3	33.8	8.2	41.4	50.1	14.1
Residential Real Estate	11.8	13.0	6.1	18.9	26.2	8.9
Private Client	0.9	0.9	0.9	3.3	3.6	1.0
Total
Commercial	125.0	144.8	11.0	121.2	162.6	22.9
Personal	144.8	180.6	7.0	158.2	194.3	9.9

Total	$269.8	$325.4	$18.0	$279.4	$356.9	$32.8

	YEAR ENDED DECEMBER 31, 2012		YEAR ENDED DECEMBER 31, 2011
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance
Commercial and Institutional	$22.7	$0.1	$18.3	$0.1
Commercial Real Estate	51.6	1.2	33.0	0.5
Lease Financing, net	3.8	–	–	–
Residential Real Estate	117.3	0.8	111.8	2.1
Private Client	1.6	–	2.2	–
With a related specific allowance
Commercial and Institutional	6.9	–	23.6	–
Commercial Real Estate	23.3	–	59.8	–
Residential Real Estate	14.3	–	9.7	–
Private Client	1.0	–	2.0	–
Total
Commercial	108.3	1.3	134.7	0.6
Personal	134.2	0.8	125.7	2.1

Total	$242.5	$2.1	$260.4	$2.7

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Number of Loans and Leases Modified in TDRs and total Recorded Investments and Unpaid Principal Balances

The following tables provide, by segment and class, the number of loans and leases modified in TDRs during the years ended December 31, 2012 and 2011, and the recorded investments and unpaid principal balances as of December 31, 2012 and 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2012 Commercial
Commercial and Institutional	3	$0.6	$1.2
Commercial Real Estate	13	36.6	39.2
Lease Financing, net	1	4.7	4.7

Total Commercial	17	41.9	45.1

Personal
Residential Real Estate	116	15.9	22.0
Private Client	1	0.8	0.8

Total Personal	117	16.7	22.8

Total Loans and Leases	134	$58.6	$67.9

Note: Period end balances reflect all paydowns and charge-offs during the year.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
December 31, 2011 Commercial
Commercial and Institutional	6	$10.4	$12.1
Commercial Real Estate	16	34.0	42.6

Total Commercial	22	44.4	54.7

Personal
Residential Real Estate	148	32.6	40.4
Private Client	1	–	–

Total Personal	149	32.6	40.4

Total Loans and Leases	171	$77.0	$95.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

Number of Loans and Leases Modified in Troubled Debt Restructurings which Became Nonperforming, as well as Total Recorded Investments and Unpaid Principal Balances

The following table provides, by segment and class, the number of loans and leases which had both become nonperforming during the year ended December 31, 2011, and been modified in the proceeding 12-month period, as well as their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	1	$–	$0.4

Total Commercial	1	–	0.4

Personal
Residential Real Estate	8	2.1	2.6
Private Client	1	0.8	1.1

Total Personal	9	2.9	3.7

Total Loans and Leases	10	$2.9	$4.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Allowance for Credit Losses by Segment

Changes in the allowance for credit losses by segment were as follows:

	2012			2011			2010
(In Millions)	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL
Balance at Beginning of Year	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6
Charge-Offs	(19.9)	(43.1)	(63.0)	(56.3)	(60.0)	(116.3)	(76.2)	(73.9)	(150.1)
Recoveries	20.3	16.4	36.7	21.5	11.4	32.9	3.6	3.3	6.9

Net (Charge-Offs) Recoveries	0.4	(26.7)	(26.3)	(34.8)	(48.6)	(83.4)	(72.6)	(70.6)	(143.2)
Provision for Credit Losses	(17.2)	42.2	25.0	(10.9)	65.9	55.0	77.2	82.8	160.0
Effect of Foreign Exchange Rates	–	–	–	–	–	–	(0.1)	–	(0.1)

Balance at End of Year	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3

Allowance for Credit Losses Assigned to:
Loans and Leases	$166.1	$131.8	$297.9	$178.6	$116.2	$294.8	$220.7	$98.9	$319.6
Unfunded Commitments and Standby Letters of Credit	28.1	1.6	29.7	32.4	1.7	34.1	36.0	1.7	37.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3

Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment

The following tables provide information regarding the recorded investments in loans and leases and the allowance for credit losses by segment as of December 31, 2012 and 2011.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2012
Loans and Leases
Specifically Evaluated for Impairment	$125.0	$144.8	$269.8
Evaluated for Inherent Impairment	12,772.2	16,462.5	29,234.7

Total Loans and Leases	12,897.2	16,607.3	29,504.5
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	11.0	7.0	18.0
Evaluated for Inherent Impairment	155.1	124.8	279.9

Allowance assigned to loans and leases	166.1	131.8	297.9
Allowance for Unfunded Exposures
Commitments and Standby Letters of Credit	28.1	1.6	29.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2011
Loans and Leases
Specifically Evaluated for Impairment	$121.2	$158.2	$279.4
Evaluated for Inherent Impairment	12,233.1	16,551.4	28,784.5

Total Loans and Leases	12,354.3	16,709.6	29,063.9
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	22.9	9.9	32.8
Evaluated for Inherent Impairment	155.7	106.3	262.0

Allowance assigned to loans and leases	178.6	116.2	294.8
Allowance for Unfunded Exposures
Commitments and Standby Letters of Credit	32.4	1.7	34.1

Total Allowance for Credit Losses	$211.0	$117.9	$328.9

Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Commercial Real Estate Loan Types

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2012	2011
Commercial Mortgages
Apartment/ Multi-family	$652.9	$656.3
Office	621.4	615.6
Retail	614.5	523.1
Industrial/ Warehouse	312.5	357.7
Other	148.7	133.3

Total Commercial Mortgages	2,350.0	2,286.0
Construction, Acquisition and Development Loans	289.4	450.1
Single Family Investment	135.0	161.4
Other Commercial Real Estate Related	85.4	84.2

Total Commercial Real Estate Loans	$2,859.8	$2,981.7

Buildings and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Buildings and Equipment

A summary of buildings and equipment is presented below.

	DECEMBER 31, 2012
(In Millions)	ORIGINAL COST	ACCUMULATED DEPRECIATION	NET BOOK VALUE
Land and Improvements	$31.8	$0.6	$31.2
Buildings	258.0	133.9	124.1
Equipment	437.1	268.1	169.0
Leasehold Improvements	320.5	210.1	110.4
Buildings Leased under Capital Leases	82.5	47.3	35.2

Total Buildings and Equipment	$1,129.9	$660.0	$469.9

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease payments for Non-cancelable Operating Leases

Minimum annual lease commitments as of December 31, 2012 for all non-cancelable operating leases with a term of 1 year or more are as follows:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2013	$83.9
2014	75.8
2015	68.8
2016	61.7
2017	59.8
Later Years	359.7

Total Minimum Lease Payments	709.7
Less: Sublease Rentals	(24.1)

Net Minimum Lease Payments	$685.6

Future Minimum Lease Payments for Capital Leases

The following table reflects the future minimum lease payments required under capital leases, net of any payments received on the long-term financing, and the present value of net capital lease obligations at December 31, 2012.

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS, NET
2013	$8.1
2014	8.4
2015	8.3
2016	8.0
2017	8.2
Later Years	15.4

Total Minimum Lease Payments, net	56.4
Less: Amount Representing Interest	15.2

Net Present Value under Capital Lease Obligations	$41.2

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amounts of Goodwill by Business Unit

Changes in the carrying amount of goodwill by business unit for the years ended December 31, 2012 and 2011 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2010	$329.5	$71.4	$400.9
Goodwill Acquired	131.4	–	131.4
Other Changes (Note)	(0.3)	–	(0.3)

Balance at December 31, 2011	$460.6	$71.4	$532.0
Other Changes (Note)	5.7	0.1	5.8

Balance at December 31, 2012	$466.3	$71.5	$537.8

Note: Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other Intangible Assets Subject to Amortization

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION

	DECEMBER 31,
(In Millions)	2012	2011
Gross Carrying Amount	$252.1	$251.2
Accumulated Amortization	148.1	127.8

Net Book Value	$104.0	$123.4

Note: Other intangible assets subject to amortization include the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Senior Notes and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Senior Notes Outstanding

Senior Notes. A summary of senior notes outstanding at December 31 is presented below.

($ In Millions)	RATE	2012	2011
Corporation-Senior Notes(1)(4)
Fixed Rate Due Nov. 2012(5)(12)	5.20%	$–	$206.9
Fixed Rate Due Aug. 2013(6)(12)	5.50	409.6	422.4
Fixed Rate Due May 2014	4.63	500.0	500.0
Fixed Rate Due Nov. 2020(7)	3.45	499.5	499.5
Fixed Rate Due Aug. 2021(8)	3.38	498.1	497.9
Fixed Rate Due Aug. 2022(9)	2.38	498.6	–

Total Senior Notes		$2,405.8	$2,126.7

Summary of Long-Term Debt Outstanding

Long-Term Debt. A summary of long-term debt outstanding at December 31 is presented below.

($ In Millions)	2012	2011
Bank-Subordinated Debt(1)(4)
4.60% Notes due Feb. 2013(2)	$200.0	$200.0
5.85% Notes due Nov. 2017(2)(12)	240.8	241.5
6.50% Notes due Aug. 2018(2)(10)(12)	362.3	360.8
5.375% Sterling Denominated Notes due March 2015(11)	242.3	231.1

Total Bank-Subordinated Debt	1,045.4	1,033.4
Federal Home Loan Bank Borrowings
One Year or Less (Average Rate at Year End – 3.86% in 2012; 4.64% in 2011)	200.0	670.0
One to Three Years (Average Rate at Year End – 4.40% in 2012; 4.08% in 2011)	135.0	335.0
Five to Ten Years (Average Rate at Year End – None in 2012; 6.29% in 2011)	–	50.0

Total Federal Home Loan Bank Borrowings	335.0	1,055.0
Capital Lease Obligations(3)	41.2	44.9

Total Long-Term Debt	$1,421.6	$2,133.3

Long-Term Debt Qualifying as Risk-Based Capital	$556.7	$678.9

(1) Not redeemable prior to maturity.

(2) Under the terms of its current Offering Circular dated August 3, 2012, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.

(3) Refer to Note 10.

(4) Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

(5) Notes issued at a discount of 0.044%.

(6) Notes issued at a discount of 0.09%.

(7) Notes issued at a discount of 0.117%.

(8) Notes issued at a discount of 0.437%

(9) Notes issued at a discount of 0.283%

(10) Notes issued at a discount of 0.02%

(11) Notes issued at a discount of 0.484%

(12) Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2012, increases in the carrying values of the senior and subordinated notes outstanding of $9.8 million and $103.3 million, respectively, were recorded. As of December 31, 2011, increases in the carrying values of senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded.

Floating Rate Capital Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Book Values of Outstanding Subordinated Debentures

The following table summarizes the book values of the outstanding Subordinated Debentures as of December 31, 2012 and 2011:

	DECEMBER 31,
(In Millions)	2012	2011
NTC Capital I Subordinated Debentures due January 15, 2027	$153.9	$153.8
NTC Capital II Subordinated Debentures due April 15, 2027	123.1	123.1

Total Subordinated Debentures	$277.0	$276.9

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Analysis of Changes in Number of Shares of Common Stock Outstanding

An analysis of changes in the number of shares of common stock outstanding follows:

	2012	2011	2010
Balance at January 1	241,008,509	242,268,903	241,679,942
Incentive Plan and Awards	449,463	189,793	300,376
Stock Options Exercised	973,270	149,385	419,846
Treasury Stock Purchased	(3,516,254)	(1,599,572)	(131,261)

Balance at December 31	238,914,988	241,008,509	242,268,903

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accumulated Other Comprehensive Income (Loss)

The following tables summarize the components of accumulated other comprehensive income (loss) at December 31, 2012, 2011, and 2010, and changes during the years then ended.

(In Millions)	BALANCE AT DECEMBER 31, 2012	NET CHANGE	BALANCE AT DECEMBER 31, 2011	NET CHANGE	BALANCE AT DECEMBER 31, 2010	NET CHANGE	BALANCE AT DECEMBER 31, 2009
Net Unrealized Gains (Losses) on Securities Available for Sale	$101.0	$61.2	$39.8	$53.3	$(13.5)	$28.2	$(41.7)
Net Unrealized Gains (Losses) on Cash Flow Hedges	(1.4)	5.6	(7.0)	(18.4)	11.4	37.6	(26.2)
Net Foreign Currency Adjustments	10.5	20.0	(9.5)	(2.5)	(7.0)	(18.3)	11.3
Net Pension and Other Postretirement Benefit Adjustments	(393.1)	(24.2)	(368.9)	(72.7)	(296.2)	8.8	(305.0)

Total	$(283.0)	$62.6	$(345.6)	$(40.3)	$(305.3)	$56.3	$(361.6)

Components of Changes in Accumulated Other Comprehensive Income (Loss)

	YEAR ENDED DECEMBER 31,
	2012			2011			2010
(In Millions)	BEFORE TAX	TAX EFFECT	AFTER TAX	BEFORE TAX	TAX EFFECT	AFTER TAX	BEFORE TAX	TAX EFFECT	AFTER TAX
Unrealized Gains (Losses) on Securities Available for Sale
Noncredit-Related Unrealized Losses on Securities OTTI	$15.7	$(5.9)	$9.8	$10.2	$(3.6)	$6.6	$33.0	$(12.2)	$20.8
Other Unrealized Gains (Losses) on Securities Available for Sale	96.2	(36.1)	60.1	61.6	(23.4)	38.2	(8.8)	3.4	(5.4)
Reclassification Adjustment for (Gains) Losses Included in Net Income	(13.9)	5.2	(8.7)	13.5	(5.0)	8.5	20.2	(7.4)	12.8

Net Change	$98.0	$(36.8)	$61.2	$85.3	$(32.0)	$53.3	$44.4	$(16.2)	$28.2
Unrealized Gains (Losses) on Cash Flow Hedges
Unrealized Gains (Losses) on Cash Flow Hedges	$3.2	$(0.6)	$2.6	$(23.6)	$8.8	$(14.8)	$46.7	$(17.1)	$29.6
Reclassification Adjustment for (Gains) Losses Included in Net Income	4.8	(1.8)	3.0	(5.6)	2.0	(3.6)	12.6	(4.6)	8.0

Net Change	$8.0	$(2.4)	$5.6	$(29.2)	$10.8	$(18.4)	$59.3	$(21.7)	$37.6
Foreign Currency Adjustments
Foreign Currency Translation Adjustments	$37.9	$3.1	$41.0	$(7.0)	$–	$(7.0)	$(56.9)	$–	$(56.9)
Net Investment Hedge Gain (Losses)	(33.7)	12.7	(21.0)	25.7	(21.2)	4.5	60.9	(22.3)	38.6

Net Change	$4.2	$15.8	$20.0	$18.7	$(21.2)	$(2.5)	$4.0	$(22.3)	$(18.3)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial Loss	$(62.8)	$15.8	$(47.0)	$(158.2)	$61.3	$(96.9)	$(16.4)	$9.3	$(7.1)
Prior Service Benefit	–	–	–	7.7	(2.9)	4.8	–	–	–
Reclassification Adjustment for Losses Included in Net Income	33.9	(11.1)	22.8	30.2	(10.8)	19.4	25.0	(9.1)	15.9

Net Change	$(28.9)	$4.7	$(24.2)	$(120.3)	$47.6	$(72.7)	$8.6	$0.2	$8.8

Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computations of Net Income Per Common Share

The computations of net income per common share are presented below.

(In Millions Except Common Share Information)	2012	2011	2010
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Net Income Applicable to Common Stock	$687.3	$603.6	$669.5
Less: Earnings Allocated to Participating Securities	10.0	7.1	5.6

Earnings Allocated to Common Shares Outstanding	677.3	596.5	663.9
Basic Net Income Per Common Share	2.82	2.47	2.74

DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Plus Dilutive Effect of Share-based Compensation	463,439	410,074	473,755

Average Common and Potential Common Shares	240,881,244	241,811,384	242,502,531

Earnings Allocated to Common and Potential Common Shares	$677.3	$596.5	$663.9
Diluted Net Income Per Common Share	2.81	2.47	2.74

Note: Common stock equivalents totaling 12,158,601 , 13,240,787, and 8,392,686 for the years ended December 31, 2012, 2011, and 2010, respectively, were not included in the computation of diluted net income per common share because their inclusion would have been antidilutive.

Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2012
Components of Net Interest Income

The components of net interest income were as follows:

(In Millions)	2012	2011	2010
Interest Income
Loans and Leases	$828.6	$938.7	$932.6
Securities – Taxable	250.6	223.6	186.0
– Non-Taxable	17.7	25.0	29.5
Interest-Bearing Deposits with Banks	176.4	192.8	134.6
Federal Reserve Deposits and Other	14.4	28.5	14.0

Total Interest Income	$1,287.7	$1,408.6	$1,296.7

Interest Expense
Deposits	$156.7	$230.0	$201.0
Federal Funds Purchased	1.2	1.9	4.8
Securities Sold under Agreements to Repurchase	0.4	0.7	1.0
Other Borrowings	4.0	5.5	5.4
Senior Notes	72.0	64.4	48.6
Long-Term Debt	60.3	94.6	114.8
Floating Rate Capital Debt	2.8	2.4	2.4

Total Interest Expense	$297.4	$399.5	$378.0

Net Interest Income	$990.3	$1,009.1	$918.7

Other Operating Income and Expense (Tables)	12 Months Ended
Dec. 31, 2012
Components of Other Operating Income

The components of other operating income were as follows:

(In Millions)	2012	2011	2010
Loan Service Fees	$64.5	$68.9	$60.3
Banking Service Fees	55.0	54.9	57.3
Other Income	35.4	34.3	28.7

Total Other Operating Income	$154.9	$158.1	$146.3

Components of Other Operating Expense

The components of other operating expense were as follows:

(In Millions)	2012	2011	2010
Business Promotion	$87.8	$82.1	$81.0
FDIC Insurance Premiums	25.4	29.3	33.9
Staff Related	41.9	37.6	37.4
Other Intangibles Amortization	20.3	17.5	14.4
Other Expenses	107.5	100.6	103.3

Total Other Operating Expense	$282.9	$267.1	$270.0

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35%

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2012	2011	2010
Tax at Statutory Rate	$347.3	$309.3	$346.4
Tax Exempt Income	(8.0)	(9.9)	(10.8)
Leveraged Lease Adjustments	(12.0)	(4.7)	(0.8)
Foreign Tax Rate Differential	(27.1)	(21.3)	(20.1)
State Taxes, net	20.4	22.8	17.3
Other	(15.6)	(16.1)	(11.7)

Provision for Income Taxes	$305.0	$280.1	$320.3

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2012	2011
Balance at January 1	$17.8	$89.9
Additions for Tax Positions Taken in Prior Years	4.6	2.2
Reductions for Tax Positions Taken in Prior Years	(1.2)	(5.2)
Reductions Resulting from Expiration of Statutes	(1.8)	(0.9)
Reductions Resulting from Settlements with Taxing Authorities	–	(68.2)

Balance at December 31	$19.4	$17.8

Components of Consolidated Provision for Income Taxes

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2012	2011	2010
Current Tax Provision:
Federal	$140.5	$113.6	$220.0
State	21.4	15.1	21.8
Non-U.S.	63.4	54.2	66.4

Total	$225.3	$182.9	$308.2

Deferred Tax Provision:
Federal	$66.0	$84.0	$6.2
State	10.6	11.3	5.2
Non-U.S.	3.1	1.9	0.7

Total	79.7	97.2	12.1

Provision for Income Taxes	$305.0	$280.1	$320.3

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2012	2011	2010
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$2.3	$0.6	$(1.2)
Tax Effect of Other Comprehensive Income	18.7	(5.2)	60.0

Deferred Tax Liabilities and Assets
Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31,
(In Millions)	2012	2011	2010
Deferred Tax Liabilities:
Lease Financing	$409.1	$398.2	$382.4
Software Development	277.8	254.9	197.2
Accumulated Depreciation	19.7	48.6	40.7
Compensation and Benefits	29.7	7.1	23.3
State Taxes, net	54.7	52.4	41.7
Other Liabilities	170.9	137.6	41.1

Gross Deferred Tax Liabilities	961.9	898.8	726.4

Deferred Tax Assets:
Allowance for Credit Losses	114.7	114.5	124.7
Visa Indemnification	–	–	8.1
Other Assets	114.5	150.0	51.3

Gross Deferred Tax Assets	229.2	264.5	184.1

Valuation Reserve	–	–	–
Deferred Tax Assets, net of Valuation Reserve	229.2	264.5	184.1

Net Deferred Tax Liabilities	$732.7	$634.3	$542.3

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Change in Plan Assets

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2012	2011	2012	2011
Fair Value of Assets at Beginning of Period	$1,094.1	$982.1	$123.3	$122.2
Actual Return on Assets	131.1	53.3	11.3	4.5
Employer Contributions	100.0	100.0	–	–
Benefits Paid	(47.5)	(41.3)	(6.1)	(2.5)
Foreign Exchange Rate Changes	–	–	5.4	(0.9)

Fair Value of Assets at End of Period	$1,277.7	$1,094.1	$133.9	$123.3

Fair Values of U.S. Pension Plan Assets by Major Asset Category, and their Level within Fair Value Hierarchy

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2012 and 2011.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Preferred and Common Stock
U.S.	$111.5	$–	$–	$111.5
Non-U.S.	53.6	2.3	–	55.9
Fixed Income – U.S. Government	–	142.4	–	142.4
Other Investments
Mutual Funds	194.7	–	–	194.7
Commodity Linked Fund	37.5	–	–	37.5
Collective Trust Funds	–	195.6	–	195.6
Short-Term Investment Fund	–	76.4	–	76.4
Global Real Estate Fund	–	49.4	–	49.4
Government Agencies Fund	–	294.2	–	294.2
Emerging Market Fund	–	37.2	–	37.2
Private Equity Funds	–	–	47.4	47.4
Hedge Fund	–	–	30.2	30.2
Cash and Other	5.3	–	–	5.3

Total Assets at Fair Value	$402.6	$797.5	$77.6	$1,277.7

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Preferred and Common Stock
U.S.	$99.4	$–	$–	$99.4
Non-U.S.	41.0	1.9	–	42.9
Fixed Income – U.S. Government	–	292.0	–	292.0
Other Investments
Mutual Funds	159.5	–	–	159.5
Commodity Linked Fund	34.3	–	–	34.3
Collective Trust Funds	–	208.3	–	208.3
Short-Term Investment Fund	–	110.4	–	110.4
Global Real Estate Fund	–	38.1	–	38.1
Emerging Markets Fund	–	33.1	–	33.1
Private Equity Funds	–	–	45.5	45.5
Hedge Fund	–	–	29.2	29.2
Cash and Other	1.4	–	–	1.4

Total Assets at Fair Value	$335.6	$683.8	$74.7	$1,094.1

Health Care Cost Trend Rate Sensitivity Analysis

For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Postretirement Benefit Obligation	$0.7	$(0.7)
Effect on Total Service and Interest Cost Components	–	–

Pension Plans, Defined Benefit
Plan Status of U.S Plans, Non-U.S Plan and Supplemental Plan

The following tables set forth the status, amounts included in AOCI, and net periodic pension expense of the U.S. plan, non-U.S. plans, and supplemental plan for 2012, 2011, and 2010. Prior service costs are being amortized on a straight-line basis over 10 years for the U.S. plan and 9 years for the supplemental plan.

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
($ In Millions)	2012	2011	2012	2011	2012	2011
Accumulated Benefit Obligation	$918.0	$797.6	$158.1	$127.1	$98.9	$89.9

Projected Benefit Obligation	1,030.4	904.6	158.1	127.1	106.4	100.3
Plan Assets at Fair Value	1,277.7	1,094.1	133.9	123.3	–	–

Funded Status at December 31	$247.3	$189.5	$(24.2)	$(3.8)	$(106.4)	$(100.3)

Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%	4.42%	5.02%	4.25%	4.75%
Rate of Increase in Compensation Level	4.02	4.02	N/A	N/A	4.02	4.02
Expected Long-Term Rate of Return on Assets	7.75	8.00	4.76	5.28	N/A	N/A

Amount Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2012	2011	2012	2011	2012	2011
Net Actuarial Loss	$507.4	$490.4	$46.8	$24.8	$71.4	$66.4
Prior Service Cost	(4.0)	(4.4)	–	–	2.1	2.7

Gross Amount in Accumulated Other Comprehensive Income	503.4	486.0	46.8	24.8	73.5	69.1
Income Tax Effect	189.6	183.1	5.8	3.7	27.7	26.0

Net Amount in Accumulated Other Comprehensive Income	$313.8	$302.9	$41.0	$21.1	$45.8	$43.1

Components of Company's Net Periodic Benfit Cost

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
($ In Millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service Cost	$35.3	$42.8	$37.9	$–	$–	$1.8	$3.0	$3.2	$3.2
Interest Cost	41.4	40.8	36.9	6.2	6.5	6.9	4.5	4.4	4.8
Expected Return on Plan Assets	(87.0)	(78.8)	(73.2)	(6.8)	(8.3)	(8.3)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	–	–	(2.2)	–	–	–
Amortization:
Net Loss	34.3	26.0	20.0	0.7	0.2	0.5	6.1	5.6	6.0
Prior Service Cost	(0.4)	1.6	1.6	–	–	–	0.6	0.4	0.1

Net Periodic Pension Expense (Benefit)	$23.6	$32.4	$23.2	$0.1	$(1.6)	$(1.3)	$14.2	$13.6	$14.1

Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	6.00%	5.02%	5.58%	6.05%	4.75%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02	4.02	4.02	N/A	N/A	4.31	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.00	5.28	6.27	6.60	N/A	N/A	N/A

Change in Benefit Obligation, Postretirement Helth Care, and in Accumulated Postretirement Benfit Obligation

CHANGE IN PROJECTED BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2012	2011	2012	2011	2012	2011
Beginning Balance	$904.6	$762.9	$127.1	$116.1	$100.3	$86.9
Service Cost	35.3	42.8	–	–	3.0	3.2
Interest Cost	41.4	40.8	6.2	6.5	4.5	4.4
Actuarial Loss	96.6	108.8	24.8	8.0	10.9	15.4
Benefits Paid	(47.5)	(41.3)	(6.1)	(2.5)	(12.3)	(11.3)
Plan Amendment	–	(9.4)	–	–	–	1.7
Foreign Exchange Rate Changes	–	–	6.1	(1.0)	–	–

Ending Balance	$1,030.4	$904.6	$158.1	$127.1	$106.4	$100.3

Estimated Future Benefit Payments

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2013	$75.2	$2.1	$8.1
2014	73.5	2.3	8.3
2015	76.7	2.6	9.2
2016	80.4	2.9	9.5
2017	81.8	3.0	9.9
2018-2022	411.3	19.4	49.4

Changes in Level 3 U.S. Pension Plan Assets

The following table presents the changes in Level 3 assets for the year ended December 31, 2012 and 2011.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2012	2011	2012	2011
Fair Value at January 1	$45.5	$33.5	$29.2	$29.7
Actual Return on Plan Assets	2.5	7.8	1.0	(0.5)
Purchases	4.3	7.0	–	–
Sales	(4.9)	(2.8)	–	–
Settlements	–	–	–	–

Fair Value at December 31	$47.4	$45.5	$30.2	$29.2

Note: The return on plan assets represents the change in the unrealized gain (loss) on assets still held at December 31.

Other Postretirement Plan
Plan Status of U.S Plans, Non-U.S Plan and Supplemental Plan

The following tables set forth the postretirement health care plan status and amounts included in AOCI at December 31, the net periodic postretirement benefit cost of the plan for 2012 and 2011, and the change in the accumulated postretirement benefit obligation during 2012 and 2011.

PLAN STATUS

(In Millions)	2012	2011
Accumulated Postretirement Benefit Obligation at Measurement Date:
Retirees and Dependents	$21.6	$31.8
Actives Eligible for Benefits	9.0	22.7

Net Postretirement Benefit Obligation	$30.6	$54.5

Amount Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2012	2011
Net Actuarial Gain Loss	$(9.1)	$10.9
Prior Service Benefit	(2.9)	(8.0)

Gross Amount in Accumulated Other Comprehensive Income	(12.0)	2.9
Income Tax Effect	(4.5)	1.1

Net Amount in Accumulated Other Comprehensive Income	$(7.5)	$1.8

Components of Company's Net Periodic Benfit Cost

NET PERIODIC POSTRETIREMENT (BENEFIT) EXPENSE

(In Millions)	2012	2011	2010
Service Cost	$0.2	$0.4	$0.8
Interest Cost	1.3	2.8	2.8
Amortization
Net (Gain) Loss	(2.3)	1.6	2.0
Prior Service Benefit	(5.1)	(5.2)	(5.2)

Net Periodic Postretirement (Benefit) Expense	$(5.9)	$(0.4)	$0.4

Change in Benefit Obligation, Postretirement Helth Care, and in Accumulated Postretirement Benfit Obligation

CHANGE IN ACCUMULATED POSTRETIREMENT BENEFIT OBLIGATION

(In Millions)	2012	2011
Beginning Balance	$54.5	$51.3
Service Cost	0.2	0.4
Interest Cost	1.3	2.8
Actuarial Loss (Gain)	4.5	(0.2)
Gross Benefits Paid	(4.1)	(0.4)
Medicare Subsidy	0.9	0.6
Plan Change	(26.7)	–

Ending Balance	$30.6	$54.5

Estimated Future Benefit Payments	ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS
2013	$3.3
2014	3.4
2015	3.5
2016	3.5
2017	3.5
2018-2022	13.8

Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Expense for Share-Based payments and Associated Tax Impacts

Total compensation expense for share-based payment arrangements to employees and the associated tax impacts were as follows for the periods presented:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
Stock and Stock Unit Awards	$44.0	$36.2	$25.1
Stock Options	27.4	34.1	27.6
Performance Stock Units	2.5	–	–

Total Share-Based Compensation Expense	$73.9	$70.3	$52.7
Tax Benefits Recognized	$27.7	$26.5	$19.3

Weighted Average Assumptions Used for Options Granted

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2012	2011	2010
Expected Term (in Years)	7.5	7.7	7.4
Dividend Yield	2.79%	4.56%	4.38%
Expected Volatility	34.0	43.2	41.5
Risk Free Interest Rate	1.42	2.94	2.64

Information Pertaining to Stock Options Granted, Vested and Exercised

The following table provides information about stock options granted, vested, and exercised in the years ended December 31, 2012 and 2011.

(In Millions, Except Per Share Information)	2012	2011	2010
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$11.54	$15.26	$14.45
Grant-Date Fair Value of Stock Options Vested	32.1	27.9	26.7
Stock Options Exercised
Intrinsic Value as of Exercise Date	12.8	1.5	5.0
Cash Received	32.3	5.4	16.9
Tax Deduction Benefits Realized	4.6	0.5	1.7

Summary of Status of Stock Options under 2012 Plan and 2002 Plan

A summary of the status of stock options under the 2012 Plan and the 2002 Plan at December 31, 2012, and changes during the year then ended, are presented in the table below.

($ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2011	17,001,415	$52.39
Granted	1,744,446	43.67
Exercised	(973,270)	33.76
Forfeited, Expired or Cancelled	(2,470,117)	52.65

Options Outstanding, December 31, 2012	15,302,474	$52.53	5.4	$29.1

Options Exercisable, December 31, 2012	10,336,444	$54.08	4.1	$16.8

Unvested Options
Changes in Nonvested Stock

The following is a summary of changes in nonvested stock options for the year ended December 31, 2012.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT- DATE FAIR VALUE PER SHARE
Nonvested as December 31, 2011	5,348,347	$15.48
Granted	1,744,446	11.54
Vested	(2,027,193)	15.81
Forfeited or Cancelled	(99,570)	13.65

Nonvested at December 31, 2012	4,966,030	$14.00

Stock And Stock Units
Changes in Nonvested Stock

The following is a summary of nonvested stock and stock unit awards at December 31, 2012, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT- DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2011	2,809,067	$52.33	2.4
Granted	988,421	43.72
Vested	(487,980)	52.38
Forfeited	(173,012)	49.13

Nonvested at December 31, 2012	3,136,496	$49.20	2.0

Status of Outstanding Stock and Stock Unit Awards 2012 Plan and 2002 Plan

A summary of the status of outstanding stock and stock unit awards under the 2012 Plan and the 2002 Plan at December 31, 2012, and changes during the year then ended, is presented in the table below.

($ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2011	2,914,565	$115.6
Granted	988,421
Distributed	(423,530)
Forfeited	(173,012)

Stock and Stock Unit Awards Outstanding, December 31, 2012	3,306,444	$165.9

Units Convertible, December 31, 2012	169,948	$8.5

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments

The following table shows the notional and fair values of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2012			DECEMBER 31, 2011
		FAIR VALUE			FAIR VALUE
(In Millions)	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Foreign Exchange Contracts	$213,246.7	$1,735.3	$1,730.4	$239,901.3	$3,062.1	$2,959.8
Interest Rate Option Contracts	31.4	–	–	100.5	–	–
Interest Rate Swap Contracts	4,915.2	180.6	174.0	4,570.4	188.7	184.6

Total	$218,193.3	$1,915.9	$1,904.4	$244,572.2	$3,250.8	$3,144.4

Location and Amount of Gains and Losses Recorded in Consolidated Statement of Income

The following table shows the location and amount of gains and losses attributable to changes in the fair value of client-related and trading derivative instruments that were recorded in the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)		2012	2011	2010
Foreign Exchange Contracts	Foreign Exchange Trading Income	$206.1	$324.5	$382.2
Interest Rate Swap and Option Contracts	Security Commissions and Trading Income	11.6	5.9	9.3

Total		$217.7	$330.4	$391.5

Types and Classifications of Derivative Instruments

The following table identifies the types and classifications of derivative instruments formally designated as hedges under GAAP and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2012			DECEMBER 31, 2011
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$3,617.0	$3.4	$75.1	$2,172.0	$2.6	$46.8
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	900.0	126.3	0.2	1,100.0	147.0	0.5
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	669.0	8.7	11.5	932.9	9.4	27.2
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,451.4	2.3	27.8	1,554.7	12.0	1.5

Total			$6,637.4	$140.7	$114.6	$5,759.6	$171.0	$76.0

Gains/Losses of Derivative Financial Instruments

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2012, 2011, and 2010.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)			2012	2011	2010
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$(48.4)	$(56.6)	$(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	54.3	194.4	78.8
Total			$5.9	$137.8	$65.5

Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and Amounts Reclassified to Earnings

The following table provides cash flow hedge derivative gains and losses recognized in AOCI and the amounts reclassified to earnings relating to foreign exchange contracts during the years ended December 31, 2012, 2011 and 2010. Beginning in 2012, gains and losses associated with forecasted foreign currency denominated revenue and expenditure transactions are classified in other operating income or other operating expense.

	FOREIGN EXCHANGE CONTRACTS
(In Millions)	2012	2011	2010
Net Gain/(Loss) Recognized in AOCI	$(3.2)	$(23.6)	$46.7

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	–	0.6	7.2
Other Operating Income	(4.6)	(0.1)	0.2
Interest Income	–	(1.2)	1.7
Interest Expense	–	–	0.1
Compensation	–	3.0	(8.2)
Employee Benefits	–	0.9	(2.1)
Equipment and Software	–	–	(0.1)
Occupancy Expense	–	0.5	(1.1)
Other Operating Expense	–	1.9	(4.0)

Total	$(4.6)	$5.6	$(6.3)

Net Investment Hedge Gains and Losses Recognized in AOCI

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2012 and 2011.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2012	2011
Foreign Exchange Contracts	$(24.7)	$25.2
Sterling Denominated Subordinated Debt	(9.0)	0.5

Total	$(33.7)	$25.7

Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values

The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2012			DECEMBER 31, 2011
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$42.5	$–	$1.0	$60.5	$0.7	$0.1
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	2.2	0.1	–	127.3	2.1	2.6
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	135.8	1.3	0.7	84.3	1.3	0.3
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,051.8	8.9	2.3	63.5	0.4	0.2

Total			$1,232.3	$10.3	$4.0	$335.6	$4.5	$3.2

Gains/Losses of Derivative Financial Instruments

The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010 for derivative instruments not formally designated as hedges under GAAP.

		AMOUNT RECOGNIZED IN INCOME
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	2012	2011	2010
Credit Default Swap Contracts	Other Operating Income	$(2.6)	$0.9	$(1.7)
Forward Contracts	Other Operating Income	–	0.2	0.3
Foreign Exchange Contracts	Other Operating Income	11.3	(7.0)	(19.7)

Total		$8.7	$(5.9)	$(21.1)

Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Letters of Credit

The following table shows the contractual amounts of commitments and letters of credit.

COMMITMENTS AND LETTERS OF CREDIT

	DECEMBER 31,
(In Millions)	2012	2011
Legally Binding Commitments to Extend Credit(1)	$30,045.7	$28,702.2
Standby Letters of Credit(2)	4,573.7	4,293.4
Commercial Letters of Credit	27.9	23.4

(1) These amounts exclude $406.7 million and $479.8 million of commitments participated to others at December 31, 2012 and 2011, respectively.

(2) These amounts include $557.7 million and $608.2 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2012 and 2011, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2012 and 2011.

Business Units and Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Contribution of Northern Trust's Business Units

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2012, 2011, and 2010.

CORPORATE AND INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,334.1	$1,196.4	$1,175.1
Foreign Exchange Trading Income	193.5	315.7	375.3
Other Noninterest Income	193.6	169.7	147.4
Net Interest Income (FTE) (Note)	280.1	282.5	271.8

Revenue (FTE) (Note)	2,001.3	1,964.3	1,969.6
Provision for Credit Losses	(2.1)	(20.5)	(16.1)
Noninterest Expense	1,599.9	1,522.4	1,328.9

Income before Income Taxes (Note)	403.5	462.4	656.8
Provision for Income Taxes (Note)	114.3	168.3	222.4

Net Income	$289.2	$294.1	$434.4

Percentage of Consolidated Net Income	42%	49%	65%

Average Assets	$49,904.0	$47,533.7	$38,749.3

PERSONAL FINANCIAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,071.4	$973.1	$906.8
Foreign Exchange Trading Income	12.6	8.8	6.9
Other Noninterest Income	93.6	119.7	126.4
Net Interest Income (FTE) (Note)	629.9	613.7	591.8

Revenue (FTE) (Note)	1,807.5	1,715.3	1,631.9
Provision for Credit Losses	27.1	75.5	176.1
Noninterest Expense	1,182.3	1,214.9	1,103.0

Income before Income Taxes (Note)	598.1	424.9	352.8
Provision for Income Taxes (Note)	226.4	168.7	132.8

Net Income	$371.7	$256.2	$220.0

Percentage of Consolidated Net Income	54%	42%	33%

Average Assets	$23,917.9	$23,861.5	$23,564.5

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
Other Noninterest Income	$7.0	$(22.6)	$(8.9)
Net Interest Income (FTE) (Note)	121.1	153.1	94.2

Revenue (FTE) (Note)	128.1	130.5	85.3
Visa Indemnification Benefit	–	(23.1)	(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	96.6	117.0	99.0

Income before Income Taxes (Note)	31.5	36.6	19.3
Provision (Benefit) for Income Taxes (Note)	5.1	(16.7)	4.2

Net Income	$26.4	$53.3	$15.1

Percentage of Consolidated Net Income	4%	9%	2%

Average Assets	$19,153.6	$20,552.7	$13,694.4

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,405.5	$2,169.5	$2,081.9
Foreign Exchange Trading Income	206.1	324.5	382.2
Other Noninterest Income	294.2	266.8	264.9
Net Interest Income (FTE) (Note)	1,031.1	1,049.3	957.8

Revenue (FTE) (Note)	3,936.9	3,810.1	3,686.8
Provision for Credit Losses	25.0	55.0	160.0
Visa Indemnification Benefit	–	(23.1)	(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,878.8	2,854.3	2,530.9

Income before Income Taxes (Note)	1,033.1	923.9	1,028.9
Provision for Income Taxes (Note)	345.8	320.3	359.4

Net Income	$687.3	$603.6	$669.5

Average Assets	$92,975.5	$91,947.9	$76,008.2

Note: Stated on an FTE basis. The consolidated figures include $40.8 million, $40.2 million, and $39.1 million, of FTE adjustments for 2012, 2011, and 2010, respectively.

Distribution of Total Assets and Operating Performance

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE	INCOME BEFORE INCOME TAXES	NET INCOME
2012
Non-U.S.	$29,198.4	$992.5	$194.9	$147.6
U.S.	68,265.4	2,903.6	797.4	539.7

Total	$97,463.8	$3,896.1	$992.3	$687.3

2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

Note: Total revenue is comprised of net interest income and noninterest income.

Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Risk-Based Capital Amounts and Ratios for Northern Trust and for Each of its U.S. Subsidiary Banks Whose Net Income for 2012 or 2011 Exceeded 10% of Consolidated Total

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2012 or 2011 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2012
Total Capital to Risk-Weighted Assets
Consolidated	$8,340.8	14.3%	$5,831.6	10.0%
The Northern Trust Company	7,971.0	13.7	5,803.2	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,489.0	12.8	3,499.0	6.0
The Northern Trust Company	6,904.2	11.9	3,481.9	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,489.0	8.2	4,543.7	5.0
The Northern Trust Company	6,904.2	7.6	4,533.9	5.0
AS OF DECEMBER 31, 2011
Total Capital to Risk-Weighted Assets
Consolidated	$8,065.2	14.2%	$5,666.7	10.0%
The Northern Trust Company	7,763.3	13.8	5,630.8	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,104.6	12.5	3,400.0	6.0
The Northern Trust Company	6,602.7	11.7	3,378.4	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,104.6	7.3	4,864.9	5.0
The Northern Trust Company	6,602.7	6.8	4,852.2	5.0

Northern Trust Corporation (Corporation only) (Tables) (Parent Company)	12 Months Ended
Dec. 31, 2012
Parent Company
Condensed Balance Sheet

CONDENSED BALANCE SHEET	DECEMBER 31,
(In Millions)	2012	2011
ASSETS
Cash on Deposit with Subsidiary Bank	$6.5	$6.5
Time Deposits with Subsidiary Banks	1,691.4	1,269.2
Securities	4.9	97.1
Advances to Wholly-Owned Subsidiaries – Banks	1,035.0	1,035.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	7,225.6	6,890.6
– Nonbank	142.6	152.6
Buildings and Equipment	3.4	3.4
Other Assets	377.7	375.5

Total Assets	$10,492.1	$9,834.9

LIABILITIES
Senior Notes	$2,405.8	$2,126.7
Floating Rate Capital Debt	277.0	276.9
Other Liabilities	282.3	314.0

Total Liabilities	2,965.1	2,717.6
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	1,012.7	977.5
Retained Earnings	6,702.7	6,302.3
Accumulated Other Comprehensive Loss	(283.0)	(345.6)
Treasury Stock	(314.0)	(225.5)

Total Stockholders’ Equity	7,527.0	7,117.3

Total Liabilities and Stockholders’ Equity	$10,492.1	$9,834.9

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
OPERATING INCOME
Dividends – Bank Subsidiaries	$440.0	$500.0	$–
– Nonbank Subsidiaries	26.2	5.1	67.2
Intercompany Interest and Other Charges	30.0	19.8	11.4
Interest and Other Income	10.6	13.3	6.9

Total Operating Income	506.8	538.2	85.5
OPERATING EXPENSES
Interest Expense	74.9	66.9	50.8
Other Operating Expenses	13.0	12.6	15.4

Total Operating Expenses	87.9	79.5	66.2

Income before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	418.9	458.7	19.3
Benefit for Income Taxes	21.1	24.8	23.0

Income before Equity in Undistributed Net Income of Subsidiaries	440.0	483.5	42.3
Equity in Undistributed Net Income of Subsidiaries – Banks	266.9	71.0	636.9
– Nonbank	(19.6)	49.1	(9.7)

Net Income	$687.3	$603.6	$669.5

Net Income Applicable to Common Stock	$687.3	$603.6	$669.5

Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
OPERATING ACTIVITIES:
Net Income	$687.3	$603.6	$669.5
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(247.3)	(120.1)	(620.9)
Change in Prepaid Expenses	(0.9)	0.2	1.2
Change in Accrued Income Taxes	34.7	28.5	61.8
Other, net	(36.0)	(41.1)	(13.3)

Net Cash Provided by Operating Activities	437.8	471.1	98.3

INVESTING ACTIVITIES:
Change in Time Deposits with Banks	(422.2)	292.1	(77.2)
Purchases of Securities – Available for Sale	(0.4)	(91.4)	(109.7)
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	94.3	105.4	4.7
Change in Capital Investments in Subsidiaries	0.3	(0.5)	(204.8)
Advances to Wholly-Owned Subsidiaries	–	(750.0)	–
Other, net	–	–	(0.9)

Net Cash Used in Investing Activities	(328.0)	(444.4)	(387.9)

FINANCING ACTIVITIES:
Change in Senior Notes	300.0	250.0	497.2
Treasury Stock Purchased	(162.4)	(79.0)	(5.9)
Net Proceeds from Stock Options	106.8	75.6	70.6
Cash Dividends Paid on Common Stock	(354.3)	(273.7)	(273.2)
Other, net	0.1	0.1	1.2

Net Cash Provided by (Used in) Financing Activities	(109.8)	(27.0)	289.9

Net Change in Cash on Deposit with Subsidiary Bank	–	(0.3)	0.3
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.5	6.8	6.5

Cash on Deposit with Subsidiary Bank at End of Year	$6.5	$6.5	$6.8

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Segment
Significant Accounting Policies [Line Items]
Number of primary business units that generate majority of revenues	2
Maximum limit of individual homogeneous loans collective evaluation for impairment and excluded from impaired loan disclosures	$ 250,000
Lower Limit
Significant Accounting Policies [Line Items]
Days contractually past due for interest and principal and the loan is not well-secured and in the process of collection	90 days
Loans and leases receivable nonperforming to performing status	6 months
Restructured loans and leases receivable nonperforming to performing status	6 months
Period for which troubled debt restructurings with modified terms is performing before ceasing to be classified as impaired loan	6 months
Troubled debt restructuring loans and leases receivable to Performing status	6 months
Lower Limit | Buildings
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	10 years
Lower Limit | Equipment
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	3 years
Lower Limit | Leasehold Improvements
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	The shorter of the lease term or 15 years.
Lower Limit | Computer Software
Significant Accounting Policies [Line Items]
Software, useful life	3 years
Upper Limit
Significant Accounting Policies [Line Items]
Number of days past due for disclosure purposes to be categorized as a current	29 days
Upper Limit | Buildings
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	30 years
Upper Limit | Equipment
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	10 years
Upper Limit | Leasehold Improvements
Significant Accounting Policies [Line Items]
Charge for depreciation, range of life	15 years
Upper Limit | Computer Software
Significant Accounting Policies [Line Items]
Software, useful life	10 years
Personal Financial Services
Significant Accounting Policies [Line Items]
Services provided by business units, states	18
Minimum assets requirement to be managed by PFS	$ 200,000,000

Valuation Techniques, Significant Unobservable Inputs, and Quantitative Information (Detail) (Fair Value, Inputs, Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument, fair value	97.8
Auction Rate Securities | Group One
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation Technique	Discounted Cash Flow
Unobservable Input	Remaining lives
Auction Rate Securities | Group Two
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input	Discount rates
Auction Rate Securities | Lower Limit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument remaining lives	1.8
Financial instrument discount rate	0.30%
Auction Rate Securities | Upper Limit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument remaining lives	8.6
Financial instrument discount rate	7.70%
Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument, fair value	50.1
Financial instrument discount rate	10.50%
Contingent Consideration | Group One
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation Technique	Discounted Cash Flow
Unobservable Input	Discount rate
Contingent Consideration | Group Two
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input	Business growth rates
Contingent Consideration | Lower Limit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument business growth rates	19.00%
Contingent Consideration | Upper Limit
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument business growth rates	35.00%

Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	$ 28,643.5		$ 30,192.5
Trading Account	8		8
Contingent Consideration	50.1		56.8
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	28,651.5		30,200.5
Contingent Consideration	50.1		56.8
Fair Value, Measurements, Recurring | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	28,643.5		30,192.5
Trading Account	8		8
Fair Value, Measurements, Recurring | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,784.6		4,029.4
Fair Value, Measurements, Recurring | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	14.1		15.8
Fair Value, Measurements, Recurring | Securities Investment | U.S. Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	18,638.8		16,771.4
Fair Value, Measurements, Recurring | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,618.4		2,676.7
Fair Value, Measurements, Recurring | Securities Investment | Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,748		754.9
Fair Value, Measurements, Recurring | Securities Investment | Supranational Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,060.7		972.1
Fair Value, Measurements, Recurring | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	92		163.8
Fair Value, Measurements, Recurring | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,283.9		1,604.8
Fair Value, Measurements, Recurring | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	97.8		178.3
Fair Value, Measurements, Recurring | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	305.2		433.5
Fair Value, Measurements, Recurring | Securities Investment | Non-U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			173.7
Fair Value, Measurements, Recurring | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			2,418.1
Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	965.8		1,182.6
Fair Value, Measurements, Recurring | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	1,756.6		3,087.3
Fair Value, Measurements, Recurring | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	310.3		338.3
Fair Value, Measurements, Recurring | Other Assets | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets			0.7
Fair Value, Measurements, Recurring | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	615.5		942.6
Fair Value, Measurements, Recurring | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	1,772.7		2,991.6
Fair Value, Measurements, Recurring | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	249.3		231.9
Fair Value, Measurements, Recurring | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	1		0.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	1,784.6		4,029.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,784.6		4,029.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,784.6		4,029.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	26,769.1		25,992.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	26,761.1		25,984.8
Trading Account	8		8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	14.1		15.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | U.S. Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	18,638.8		16,771.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,618.4		2,676.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,748		754.9
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Supranational Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,060.7		972.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	92		163.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,283.9		1,604.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	305.2		433.5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Non-U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			173.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			2,418.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	2,066.9		3,426.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	1,756.6		3,087.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	310.3		338.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets			0.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	2,023		3,223.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	1,772.7		2,991.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	249.3		231.9
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	1		0.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	97.8		178.3
Contingent Consideration	50.1		56.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	97.8		178.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	97.8		178.3
Fair Value, Measurements, Recurring | Netting and Collateral | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	(1,101.1)	[1]	(2,243.7)	[2]
Fair Value, Measurements, Recurring | Netting and Collateral | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	$ (1,407.5)	[1]	$ (2,281)	[2]

[1]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.
[2]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level (Parenthetical) (Detail) (Fair Value, Measurements, Recurring, Netting and Collateral, USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Reduction in derivatives due to cash collateral received from and deposited with derivative counterparties	$ 118.6	$ 220.1
Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Reduction in derivatives due to cash collateral received from and deposited with derivative counterparties	$ 425	$ 257.4

Changes in Level 3 Assets (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Assets Beginning Balance	$ 178.3		$ 367.8
Total Gains and (Losses):
Included in Earnings	(21.6)	[1]	10.7	[1]
Included in Other Comprehensive Income	6.4	[2]	(19)	[2]
Purchases, Issuances, Sales, and Settlements:
Sales	(54.7)		(1.5)
Settlements	(10.6)		(179.7)
Fair Value Assets Ending Balance	$ 97.8		$ 178.3

[1]	Realized losses for the year ended December 31, 2012 of $21.6 million include $20.8 million of losses from sales of securities and $1.6 million of impairment losses, partially offset by $0.8 million of gains from redemptions by issuers. Realized gains for the year ended December 31, 2011 of $10.7 million include $10.6 million from redemptions by issuers and $0.1 million from sales of securities. Gains on redemptions are recorded in interest income and sales and impairment losses are recorded in investment security gains (losses), net, within the consolidated statement of income.
[2]	Unrealized losses related to auction rate securities are included in net unrealized gains on securities available for sale, within the consolidated statement of comprehensive income.

Changes in Level 3 Assets (Parenthetical) (Detail) (Auction Rate Securities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized Gains (losses) on securities	$ 21.6	$ 10.7
Impairment losses	1.6
Sales of Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized Gains (losses) on securities	20.8	0.1
Redemptions by Issuers
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized Gains (losses) on securities	$ 0.8	$ 10.6

Changes in Level 3 Liabilities (Detail) (Other Liabilities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Liabilities Beginning Balance	$ 56.8		$ 23.1
Total (Gains) and Losses:
Included in Earnings	2	[1]	(0.1)	[1]
Included in Other Comprehensive Income	(0.5)	[2]
Purchases, Issuances, Sales, and Settlements:
Purchases			56.9
Settlements	(8.2)		(23.1)
Fair Value Liabilities Ending Balance	50.1		56.8
Unrealized (Gains) Losses Included in Earnings Related to Financial Instruments Held at December 31	$ 4.8	[1]	$ (0.1)	[1]

[1]	Gains (losses) are recorded in other operating income (expense) within the consolidated statement of income.
[2]	Unrealized foreign currency related losses on contingent consideration liabilities are included in foreign currency translation adjustments, within the consolidated statement of comprehensive income.

Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 37.3		$ 68.1
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	35	[1]	64.3	[1]
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	2.3	[2]	3.8	[2]
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	37.3		68.1
Fair Value, Inputs, Level 3 | Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	35	[1]	64.3	[1]
Fair Value, Inputs, Level 3 | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset	$ 2.3	[2]	$ 3.8	[2]

[1]	In accordance with Accounting Standard Codification (ASC) Subtopic 310-10, Northern Trust recorded individually impaired loans at fair value and, for the years ended December 31, 2012 and 2011, respectively, reduced by $8.5 million and increased by $11.3 million the level of specific allowances on these loans.
[2]	In accordance with ASC Subtopics 310-40 and 360-10, Northern Trust recorded Other Real Estate Owned (OREO) at fair value and subsequently charged $0.8 million and $1.5 million through other operating expenses during the years ended December 31, 2012 and 2011, respectively, to reduce the fair values of these OREO properties.

Assets Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for Credit Losses	$ 25	$ 55	$ 160
Other Operating Expenses	282.9	267.1	270
Fair Value, Inputs, Level 3 | Loans | Specific Allowances
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for Credit Losses	(8.5)	11.3
Other Operating Expenses	$ 0.8	$ 1.5

Valuation Techniques, Significant Unobservable Inputs, Quantitative Information Non-recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount to reflect realizable value
Loans | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instrument, Fair value	35
Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount to reflect realizable value
Other Real Estate Owned | Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instrument, Fair value	2.3
Lower Limit | Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount	15.00%
Lower Limit | Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount	15.00%
Upper Limit | Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount	40.00%
Upper Limit | Other Real Estate Owned
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount	40.00%

Book and Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and Due from Banks	$ 3,752.7		$ 4,315.3		$ 2,818	$ 2,491.8
Federal Funds Sold and Resell Agreements	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	28,643.5		30,192.5
Held to Maturity	2,382		799.2
Trading Account	8		8
Loans (excluding Leases)
Client Security Settlement Receivables	2,049.1		778.3
Deposits
Savings Certificates and Other Time	2,466.1		3,058.3
Non-U.S. Offices Interest-Bearing	39,720.2		35,868
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,405.8	[1],[2]	2,126.7	[1],[2]
Other Liabilities
Contingent Consideration	50.1		56.8
Carrying (Reported) Amount, Fair Value Disclosure
ASSETS
Cash and Due from Banks	3,752.7		4,315.3
Federal Funds Sold and Resell Agreements	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	28,643.5	[3]	30,192.5	[4]
Held to Maturity	2,382		799.2
Trading Account	8		8
Loans (excluding Leases)
Held for Investment	28,165.4		27,782.7
Held for Sale	11.7		9.3
Client Security Settlement Receivables	2,049.1		778.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6		172.9
Community Development Investments	253.2		290.8
Employee Benefit and Deferred Compensation	121.3		106.5
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	39,221.5		43,751.2
Savings Certificates and Other Time	2,466.1		3,058.3
Non-U.S. Offices Interest-Bearing	39,720.2		35,868
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,405.8		2,126.7
Long Term Debt (excluding Leases)
Subordinated Debt	1,045.4		1,033.4
Federal Home Loan Bank Borrowings	335		1,055
Floating Rate Capital Debt	277		276.9
Other Liabilities
Standby Letters of Credit	60.5		61.3
Contingent Consideration	50.1		56.8
Loan Commitments	38.9		45.5
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.3		25.2
Liabilities	42.3		31.8
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	129.7		149.6
Liabilities	75.3		47.3
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets			0.7
Liabilities	1		0.1
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	1,735.3		3,062.1
Liabilities	1,730.4		2,959.8
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	180.6		188.7
Liabilities	174		184.6
Estimate of Fair Value, Fair Value Disclosure
ASSETS
Cash and Due from Banks	3,752.7		4,315.3
Federal Funds Sold and Resell Agreements	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	28,643.5	[3]	30,192.5	[4]
Held to Maturity	2,394.8		817.1
Trading Account	8		8
Loans (excluding Leases)
Held for Investment	28,220.2		27,913.7
Held for Sale	11.7		9.3
Client Security Settlement Receivables	2,049.1		778.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6		172.9
Community Development Investments	275.1		319.9
Employee Benefit and Deferred Compensation	126.1		117.3
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	39,221.5		43,751.2
Savings Certificates and Other Time	2,476.7		3,065.5
Non-U.S. Offices Interest-Bearing	39,720.2		35,868
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,513.4		2,197.3
Long Term Debt (excluding Leases)
Subordinated Debt	1,065.3		1,040
Federal Home Loan Bank Borrowings	345.4		1,082.1
Floating Rate Capital Debt	228		211.6
Other Liabilities
Standby Letters of Credit	60.5		61.3
Contingent Consideration	50.1		56.8
Loan Commitments	38.9		45.5
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.3		25.2
Liabilities	42.3		31.8
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	129.7		149.6
Liabilities	75.3		47.3
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets			0.7
Liabilities	1		0.1
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	1,735.3		3,062.1
Liabilities	1,730.4		2,959.8
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	180.6		188.7
Liabilities	174		184.6
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 1
ASSETS
Cash and Due from Banks	3,752.7		4,315.3
Securities
Available for Sale	1,784.6	[3]	4,029.4	[4]
Other Assets
Employee Benefit and Deferred Compensation	86.7		82.4
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	39,221.5		43,751.2
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2
ASSETS
Federal Funds Sold and Resell Agreements	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	26,761.1	[3]	25,984.8	[4]
Held to Maturity	2,394.8		817.1
Trading Account	8		8
Loans (excluding Leases)
Client Security Settlement Receivables	2,049.1		778.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6		172.9
Community Development Investments	275.1		319.9
Employee Benefit and Deferred Compensation	39.4		34.9
Deposits
Savings Certificates and Other Time	2,476.7		3,065.5
Non-U.S. Offices Interest-Bearing	39,720.2		35,868
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,513.4		2,197.3
Long Term Debt (excluding Leases)
Subordinated Debt	1,065.3		1,040
Federal Home Loan Bank Borrowings	345.4		1,082.1
Floating Rate Capital Debt	228		211.6
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.3		25.2
Liabilities	42.3		31.8
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	129.7		149.6
Liabilities	75.3		47.3
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets			0.7
Liabilities	1		0.1
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	1,735.3		3,062.1
Liabilities	1,730.4		2,959.8
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	180.6		188.7
Liabilities	174		184.6
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 3
Securities
Available for Sale	97.8	[3]	178.3	[4]
Loans (excluding Leases)
Held for Investment	28,220.2		27,913.7
Held for Sale	11.7		9.3
Other Liabilities
Standby Letters of Credit	60.5		61.3
Contingent Consideration	50.1		56.8
Loan Commitments	$ 38.9		$ 45.5

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Refer to the table located on page 76 for the disaggregation of available for sale securities.
[4]	Refer to the table located on page 77 for the disaggregation of available for sale securities.

Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Amortized Cost	$ 28,422.2	$ 30,092.6
Gross Unrealized Gains	242.8	173.8
Gross Unrealized Losses	21.5	73.9
Fair Value	28,643.5	30,192.5
U.S. Government
Investment Holdings [Line Items]
Amortized Cost	1,747.9	3,965.9
Gross Unrealized Gains	36.7	63.5
Fair Value	1,784.6	4,029.4
Obligations of States and Political Subdivisions
Investment Holdings [Line Items]
Amortized Cost	13.9	14.9
Gross Unrealized Gains	0.2	0.9
Fair Value	14.1	15.8
U.S. Government Sponsored Agency
Investment Holdings [Line Items]
Amortized Cost	18,520.6	16,702.6
Gross Unrealized Gains	122.2	86.1
Gross Unrealized Losses	4	17.3
Fair Value	18,638.8	16,771.4
Corporate Debt
Investment Holdings [Line Items]
Amortized Cost	2,602.4	2,677.7
Gross Unrealized Gains	18.1	4.7
Gross Unrealized Losses	2.1	5.7
Fair Value	2,618.4	2,676.7
Covered Bonds
Investment Holdings [Line Items]
Amortized Cost	1,697.1	746.1
Gross Unrealized Gains	51	9.2
Gross Unrealized Losses	0.1	0.4
Fair Value	1,748	754.9
Non-U.S. Government
Investment Holdings [Line Items]
Amortized Cost		173.7
Fair Value		173.7
Supranational Bonds
Investment Holdings [Line Items]
Amortized Cost	1,053.9	971
Gross Unrealized Gains	7	3
Gross Unrealized Losses	0.2	1.9
Fair Value	1,060.7	972.1
Residential Mortgage-Backed
Investment Holdings [Line Items]
Amortized Cost	102.4	196.1
Gross Unrealized Gains	0.4
Gross Unrealized Losses	10.8	32.3
Fair Value	92	163.8
Other Asset-Backed
Investment Holdings [Line Items]
Amortized Cost	2,280	1,606.8
Gross Unrealized Gains	4.3	1.3
Gross Unrealized Losses	0.4	3.3
Fair Value	2,283.9	1,604.8
Certificates of Deposit
Investment Holdings [Line Items]
Amortized Cost		2,418.2
Gross Unrealized Gains		0.2
Gross Unrealized Losses		0.3
Fair Value		2,418.1
Auction Rate Securities
Investment Holdings [Line Items]
Amortized Cost	99.6	186.5
Gross Unrealized Gains	2.1	4.3
Gross Unrealized Losses	3.9	12.5
Fair Value	97.8	178.3
Others
Investment Holdings [Line Items]
Amortized Cost	304.4	433.1
Gross Unrealized Gains	0.8	0.6
Gross Unrealized Losses		0.2
Fair Value	$ 305.2	$ 433.5

Remaining Maturity of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for Sale - Amortized Cost
Due in One Year or Less	$ 7,431.7	$ 9,468.8
Due After One Year Through Five Years	18,663.4	18,464.6
Due After Five Years Through Ten Years	1,724	1,326.7
Due After Ten Years	603.1	832.5
Total	28,422.2	30,092.6
Available for Sale - Fair Value
Due in One Year or Less	7,451.2	9,469.6
Due After One Year Through Five Years	18,840.4	18,555.1
Due After Five Years Through Ten Years	1,738	1,333.7
Due After Ten Years	613.9	834.1
Total	$ 28,643.5	$ 30,192.5

Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,382	$ 799.2
Gross Unrealized Gains	21.5	29
Gross Unrealized Losses	8.7	11.1
Fair Value	2,394.8	817.1
Obligations of States and Political Subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	329.3	529.4
Gross Unrealized Gains	17.2	24.6
Gross Unrealized Losses		0.1
Fair Value	346.5	553.9
U.S. Government Sponsored Agency
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	112.9	156.8
Gross Unrealized Gains	3.8	4.3
Gross Unrealized Losses		0.1
Fair Value	116.7	161
Non-U.S. Government
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	205
Fair Value	205
Certificates of Deposit
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,667.6
Gross Unrealized Gains	0.2
Gross Unrealized Losses	0.6
Fair Value	1,667.2
Others
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	67.2	113
Gross Unrealized Gains	0.3	0.1
Gross Unrealized Losses	8.1	10.9
Fair Value	$ 59.4	$ 102.2

Remaining Maturity of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held to Maturity - Amortized Cost
Due in One Year or Less	$ 2,029.5	$ 199.5
Due After One Year Through Five Years	268.1	355.4
Due After Five Years Through Ten Years	45.4	215.5
Due After Ten Years	39	28.8
Total	2,382	799.2
Held to Maturity - Fair Value
Due in One Year or Less	2,030.6	200.9
Due After One Year Through Five Years	280.2	365.5
Due After Five Years Through Ten Years	49.8	226.1
Due After Ten Years	34.2	24.6
Fair Value	$ 2,394.8	$ 817.1

Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment		Dec. 31, 2011		Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investment security gains (losses), net	$ (1,700,000)	[1]	$ (23,900,000)	[1]	$ (20,400,000)	[1]
Gross proceeds from sale of securities	2,700,000,000
Gross realized securities gains	23,500,000
Gross realized securities losses	21,900,000
Net Impairment Losses Recognized in Earnings	3,300,000		23,300,000		21,200,000
Realized securities gains (losses)	1,600,000		600,000		800,000
Number of securities in an unrealized loss position	233
Total Fair Value	3,825,800,000		10,223,500,000
Total Unrealized Losses	30,200,000		85,000,000
12 Months or Longer Unrealized Losses	24,000,000		51,600,000
U.S. Government Sponsored Agency
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	4,000,000
Others | Community Reinvestment Act CRA
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	8,100,000
Auction Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings	1,600,000
Total Unrealized Losses	3,900,000
Corporate Debt
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	2,100,000
Percent of corporate debt portfolio	45.00%
Non-Agency RMBS
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings	1,700,000		23,300,000		21,200,000
Non-Agency RMBS | Financing Receivable, Current | Lower Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	5.00%
Non-Agency RMBS | Financing Receivable, Current | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, 30 to 59 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, 60 to 89 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	80.00%
Non-Agency RMBS | Financing Receivable, 90 Days and Greater Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	90.00%
Non-Agency RMBS | Other Real Estate Owned and Loans in Foreclosure
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	100.00%
Residential Mortgage-Backed
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	10,800,000
Number of securities in an unrealized loss position for more than 12 months	13
12 Months or Longer Unrealized Losses	84,700,000
Residential Mortgage-Backed | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit Rating	Below double-A
Residential mortgage-backed securities total amortized cost	98,600,000
Residential mortgage-backed securities fair value	$ 88,200,000
Residential Mortgage-Backed | AA Credit Rating | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of residential mortgage backed securities rated below double-A	96.00%
Other Asset-Backed | Floating Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit Rating	AAA
Percentage of "other asset-backed" securities rated triple-A	99.00%
Other Asset-Backed | Floating Rate Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average life	5

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ (2.7) $ (1.1) $ (0.8) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (0.6) (22.2) (20.4) Other Security Gains (Losses), net 1.6 (0.6) 0.8 Investment Security Gains (Losses), net $ (1.7) $ (23.9) $ (20.4)

Securities Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	$ 2,394.5	$ 9,067.8
Less Than 12 Months Unrealized Losses	6.2	33.4
12 Months or Longer Fair Value	1,431.3	1,155.7
12 Months or Longer Unrealized Losses	24	51.6
Total Fair Value	3,825.8	10,223.5
Total Unrealized Losses	30.2	85
Obligations of States and Political Subdivisions
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value		2.7
Less Than 12 Months Unrealized Losses		0.1
Total Fair Value		2.7
Total Unrealized Losses		0.1
U.S. Government Sponsored Agency
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	482.2	5,492.5
Less Than 12 Months Unrealized Losses	1	14.1
12 Months or Longer Fair Value	1,171.8	470.1
12 Months or Longer Unrealized Losses	3	3.3
Total Fair Value	1,654	5,962.6
Total Unrealized Losses	4	17.4
Corporate Debt
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	441.5	1,027.5
Less Than 12 Months Unrealized Losses	2	4.1
12 Months or Longer Fair Value	50	123.6
12 Months or Longer Unrealized Losses	0.1	1.6
Total Fair Value	491.5	1,151.1
Total Unrealized Losses	2.1	5.7
Covered Bonds
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	20.1	50.4
Less Than 12 Months Unrealized Losses	0.1	0.4
Total Fair Value	20.1	50.4
Total Unrealized Losses	0.1	0.4
Supranational Bonds
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	113.8	438.2
Less Than 12 Months Unrealized Losses	0.2	1.8
12 Months or Longer Fair Value		99.9
12 Months or Longer Unrealized Losses		0.1
Total Fair Value	113.8	538.1
Total Unrealized Losses	0.2	1.9
Residential Mortgage-Backed
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value		4.7
Less Than 12 Months Unrealized Losses		0.9
12 Months or Longer Fair Value	84.7	158.8
12 Months or Longer Unrealized Losses	10.8	31.4
Total Fair Value	84.7	163.5
Total Unrealized Losses	10.8	32.3
Other Asset-Backed
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	146.1	824.6
Less Than 12 Months Unrealized Losses	0.1	2.3
12 Months or Longer Fair Value	40	205.7
12 Months or Longer Unrealized Losses	0.3	1
Total Fair Value	186.1	1,030.3
Total Unrealized Losses	0.4	3.3
Certificates of Deposit
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	1,178.8	1,019.9
Less Than 12 Months Unrealized Losses	0.6	0.3
Total Fair Value	1,178.8	1,019.9
Total Unrealized Losses	0.6	0.3
Auction Rate Securities
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	2.7	61
Less Than 12 Months Unrealized Losses	0.3	7.3
12 Months or Longer Fair Value	41	52.6
12 Months or Longer Unrealized Losses	3.6	5.2
Total Fair Value	43.7	113.6
Total Unrealized Losses	3.9	12.5
Others
Investments, Unrealized Loss Position [Line Items]
Less Than 12 Months Fair Value	9.3	146.3
Less Than 12 Months Unrealized Losses	1.9	2.1
12 Months or Longer Fair Value	43.8	45
12 Months or Longer Unrealized Losses	6.2	9
Total Fair Value	53.1	191.3
Total Unrealized Losses	$ 8.1	$ 11.1

Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 28,422.2	$ 30,092.6
Non-Agency RMBS
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	102.4
Weighted Average Ultimate Default Rates	41.80%
Loss Severity Rates - Weighted Average	76.90%
Non-Agency RMBS | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	33.00%
Non-Agency RMBS | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	100.00%
Non-Agency RMBS | Prime
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9.3
Weighted Average Ultimate Default Rates	21.50%
Loss Severity Rates - Weighted Average	34.70%
Non-Agency RMBS | Prime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	33.00%
Non-Agency RMBS | Prime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	48.60%
Non-Agency RMBS | Alt-A
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13.1
Weighted Average Ultimate Default Rates	42.20%
Loss Severity Rates - Weighted Average	68.30%
Non-Agency RMBS | Alt-A | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	68.30%
Non-Agency RMBS | Alt-A | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	68.30%
Non-Agency RMBS | Subprime
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	56.7
Weighted Average Ultimate Default Rates	49.50%
Loss Severity Rates - Weighted Average	76.60%
Non-Agency RMBS | Subprime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	61.80%
Non-Agency RMBS | Subprime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	84.20%
Non-Agency RMBS | 2nd Lien
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 23.3
Weighted Average Ultimate Default Rates	33.60%
Loss Severity Rates - Weighted Average	99.20%
Non-Agency RMBS | 2nd Lien | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	98.50%
Non-Agency RMBS | 2nd Lien | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	100.00%

Credit Related Impairment Losses Recognized in Earnings on Other Than Temporarily Impaired Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Changes in Other-Than-Temporary Impairment Losses	$ (2.7)	[1]	$ (1.1)	[1]	$ (0.8)	[1]
Noncredit-related Losses Recorded in / (Reclassified from) OCI	(0.6)	[2]	(22.2)	[2]	(20.4)	[2]
Net Impairment Losses Recognized in Earnings	$ (3.3)		$ (23.3)		$ (21.2)

[1]	For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.
[2]	For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Credit-Related Losses Recognized in Earnings on Debt Securities Other-than-temporarily Impaired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Cumulative Credit-Related Losses on Securities Held - Beginning of Year	$ 68.2	$ 94.2
Plus: Losses on Newly Identified Impairments	1.6	1.5
Additional Losses on Previously Identified Impairments	1.7	21.8
Less: Current and Prior Period Losses on Securities Sold During the Year	(29.2)	(49.3)
Cumulative Credit-Related Losses on Securities Held - End of Year	$ 42.3	$ 68.2

Debt Securities Held for which Other-Than-Temporary Impairment Loss has been Recognized in Current Period or Previously (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OtherThanTemporary Impairment Non Credit Losses Recognized In Earnings [Line Items]
Fair Value	$ 51.5	$ 73.6
Amortized Cost Basis	59	96.8
Noncredit-related Losses Recognized in OCI	(7.5)	(23.2)
Tax Effect	2.8	8.6
Amount Recognized in OCI	$ (4.7)	$ (14.6)

Securities Purchased Under Agreements to Resell (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Balance at End of Year	$ 35.4	$ 74.7
Average Balance During the Year	241.5	246.3
Average Interest Rate Earned During the Year	0.16%	0.07%
Maximum Month-End Balance During the Year	$ 537.4	$ 424.2

Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Balance at Ending of Year	$ 699.8	$ 1,198.8
Average Balance During the Year	448.2	815.8
Average Interest Rate Paid During the Year	0.08%	0.08%
Maximum Month-End Balance During the Year	$ 699.8	$ 1,479.3

Amounts Outstanding for Loans and Leases by Segment and Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate	$ 10,400	$ 10,700
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035	978.8
Total Loans and Leases	29,504.5	29,063.9
Allowance for Credit Losses Assigned to Loans and Leases	(297.9)	(294.8)	(319.6)
Net Loans and Leases	29,206.6	28,769.1
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Institutional	7,468.5	6,918.7
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035	978.8
Non-U.S.	1,192.3	1,057.5
Other	341.6	417.6
Total Loans and Leases	12,897.2	12,354.3
Allowance for Credit Losses Assigned to Loans and Leases	(166.1)	(178.6)	(220.7)
Personal
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate	10,375.2	10,708.9
Private Client	6,130.1	5,651.4
Other	102	349.3
Total Loans and Leases	16,607.3	16,709.6
Allowance for Credit Losses Assigned to Loans and Leases	$ (131.8)	$ (116.2)	$ (98.9)

Loans and Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collateral required on Residential real estate loan	65.00%
Collateral required on Residential real estate loan	80.00%
Draw period for credit line products	10
Other U.S. loans and non-U.S. loans, short duration advances	$ 1,500,000,000	$ 1,600,000,000
Demand deposits	224,700,000	191,600,000
Loans held for sale	11,700,000	9,300,000
Unfunded loan commitments and standby letters of credit	2,100,000	9,700,000
Total loans and leases	29,504,500,000	29,063,900,000
Nonperforming Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	49,800,000	72,200,000
Performing Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	74,700,000	41,100,000
First Lien
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held by Northern trust	86.00%	86.00%
Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity credit lines	2,300,000,000	2,600,000,000
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collateral required on Residential real estate loan	65.00%
Collateral required on Residential real estate loan	80.00%
Residential Real Estate | Re-Defaulted
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number loans modified in troubled debt restructurings during the previous 12 months which subsequently became nonperforming	3
Total recorded investment	128,100
Unpaid principal balance	129,300
Nonperforming Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income recorded for nonperforming loans	$ 11,600,000	$ 15,400,000	$ 16,000,000

Components of Net Investments in Direct Finance and Leverage Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Direct Finance Leases:
Lease Receivable	$ 239.2	$ 156.3
Residual Value	162.2	149.2
Initial Direct Costs	3.5	2.9
Unearned Income	(43.5)	(44.1)
Investment in Direct Finance Leases	361.4	264.3
Leveraged Leases:
Net Rental Receivable	559.9	326
Residual Value	297.9	622.7
Unearned Income	(184.2)	(234.2)
Investment in Leveraged Leases	673.6	714.5
Lease Financing, net	$ 1,035	$ 978.8

Future Minimum Lease Payments to be Received (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2013	$ 48.6
2014	45.7
2015	39.5
2016	29.1
2017	$ 26.7

Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "One to Three", "Four to Five" and "Six to Nine" (Watch List) Categories (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	$ 10,400	$ 10,700
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035	978.8
Total loans and leases	29,504.5	29,063.9
1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	13,332	12,567
4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	15,240.4	15,556
6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	932.1	940.9
Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	7,468.5	6,918.7
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035	978.8
Non-U.S.	1,192.3	1,057.5
Other	341.6	417.6
Total loans and leases	12,897.2	12,354.3
Commercial | 1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	4,291.8	3,681.8
Commercial Real Estate	888.6	1,247.1
Lease Financing, net	647.1	547.7
Non-U.S.	542.7	519
Other	167.2	241.4
Total loans and leases	6,537.4	6,237
Commercial | 4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	3,040.6	3,029.1
Commercial Real Estate	1,710.9	1,467.2
Lease Financing, net	382.3	422.3
Non-U.S.	646.6	527.3
Other	174.4	176.2
Total loans and leases	5,954.8	5,622.1
Commercial | 6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	136.1	207.8
Commercial Real Estate	260.3	267.4
Lease Financing, net	5.6	8.8
Non-U.S.	3	11.2
Total loans and leases	405	495.2
Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	10,375.2	10,708.9
Private Client	6,130.1	5,651.4
Other	102	349.3
Total loans and leases	16,607.3	16,709.6
Personal | 1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	3,003.3	2,777.1
Private Client	3,741.3	3,390.6
Other	50	162.3
Total loans and leases	6,794.6	6,330
Personal | 4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	6,868.2	7,501
Private Client	2,365.4	2,245.9
Other	52	187
Total loans and leases	9,285.6	9,933.9
Personal | 6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	503.7	430.8
Private Client	23.4	14.9
Total loans and leases	$ 527.1	$ 445.7

Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total Other Real Estate Owned	$ 20.3	$ 21.2
Total Nonperforming Assets	275.1	314.9
Total loans and leases	29,504.5	29,063.9
Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	12,897.2	12,354.3
Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	7,468.5	6,918.7
Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	2,859.8	2,981.7
Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	1,035	978.8
Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	1,192.3	1,057.5
Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	341.6	417.6
Personal
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	16,607.3	16,709.6
Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	10,375.2	10,708.9
Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	6,130.1	5,651.4
Personal | Other
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	102	349.3
Performing Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Current	29,073.9	28,601.6
30-59 Days Past Due	96.2	109.2
60-89 Days Past Due	60.6	46.3
90 Days or More Past Due	19	13.1
Total loans and leases	29,249.7	28,770.2
Performing Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Current	12,784.3	12,201.3
30-59 Days Past Due	13.3	25.8
60-89 Days Past Due	18.6	13
90 Days or More Past Due	3	3.4
Total loans and leases	12,819.2	12,243.5
Performing Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Current	7,433.4	6,869.2
30-59 Days Past Due	6.4	15
60-89 Days Past Due	5.5	2.7
90 Days or More Past Due	1.6	0.5
Total loans and leases	7,446.9	6,887.4
Performing Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Current	2,782	2,878.2
30-59 Days Past Due	6.9	10.8
60-89 Days Past Due	13.1	10.3
90 Days or More Past Due	1.4	2.9
Total loans and leases	2,803.4	2,902.2
Performing Financing Receivable | Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
Current	1,035	978.8
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total loans and leases	1,035	978.8
Performing Financing Receivable | Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
Current	1,192.3	1,057.5
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total loans and leases	1,192.3	1,057.5
Performing Financing Receivable | Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
Current	341.6	417.6
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total loans and leases	341.6	417.6
Performing Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
Current	16,289.6	16,400.3
30-59 Days Past Due	82.9	83.4
60-89 Days Past Due	42	33.3
90 Days or More Past Due	16	9.7
Total loans and leases	16,430.5	16,526.7
Performing Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Current	10,096.3	10,428
30-59 Days Past Due	68.1	67.7
60-89 Days Past Due	25.7	27.6
90 Days or More Past Due	10.5	8
Total loans and leases	10,200.6	10,531.3
Performing Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Current	6,091.3	5,623
30-59 Days Past Due	14.8	15.7
60-89 Days Past Due	16.3	5.7
90 Days or More Past Due	5.5	1.7
Total loans and leases	6,127.9	5,646.1
Performing Financing Receivable | Personal | Other
Financing Receivable, Recorded Investment [Line Items]
Current	102	349.3
30-59 Days Past Due
60-89 Days Past Due
90 Days or More Past Due
Total loans and leases	102	349.3
Nonperforming Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	254.8	293.7
Nonperforming Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	78	110.8
Nonperforming Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	21.6	31.3
Nonperforming Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	56.4	79.5
Nonperforming Financing Receivable | Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases
Nonperforming Financing Receivable | Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases
Nonperforming Financing Receivable | Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases
Nonperforming Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	176.8	182.9
Nonperforming Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	174.6	177.6
Nonperforming Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	2.2	5.3
Nonperforming Financing Receivable | Personal | Other
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases

Impaired Loans by Segment and Class (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 269.8	$ 279.4
Unpaid principal balance	325.4	356.9
Specific allowance	18	32.8
Average recorded investment	242.5	260.4
Interest income recognized	2.1	2.7
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	125	121.2
Unpaid principal balance	144.8	162.6
Specific allowance	11	22.9
Average recorded investment	108.3	134.7
Interest income recognized	1.3	0.6
Commercial | Commercial and Institutional
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	15.1	21.4
With a related specific reserve, recorded investment	8.1	11.9
With no related specific reserve, unpaid principal balance	19.3	24
With a related specific reserve, unpaid principal balance	10.2	20.5
Specific allowance	2.8	8.8
With no related specific reserve, average recorded investment	22.7	18.3
With a related specific reserve, average recorded investment	6.9	23.6
With no related specific reserve, interest income recognized	0.1	0.1
With a related specific reserve, interest income recognized
Commercial | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	64.9	46.5
With a related specific reserve, recorded investment	32.3	41.4
With no related specific reserve, unpaid principal balance	76.9	68
With a related specific reserve, unpaid principal balance	33.8	50.1
Specific allowance	8.2	14.1
With no related specific reserve, average recorded investment	51.6	33
With a related specific reserve, average recorded investment	23.3	59.8
With no related specific reserve, interest income recognized	1.2	0.5
With a related specific reserve, interest income recognized
Commercial | Lease Financing, net
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	4.6
With no related specific reserve, unpaid principal balance	4.6
With no related specific reserve, average recorded investment	3.8
Personal
Financing Receivable, Impaired [Line Items]
Recorded Investment	144.8	158.2
Unpaid principal balance	180.6	194.3
Specific allowance	7	9.9
Average recorded investment	134.2	125.7
Interest income recognized	0.8	2.1
Personal | Residential Real Estate
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	131.3	134.4
With a related specific reserve, recorded investment	11.8	18.9
With no related specific reserve, unpaid principal balance	165.7	162.6
With a related specific reserve, unpaid principal balance	13	26.2
Specific allowance	6.1	8.9
With no related specific reserve, average recorded investment	117.3	111.8
With a related specific reserve, average recorded investment	14.3	9.7
With no related specific reserve, interest income recognized	0.8	2.1
With a related specific reserve, interest income recognized
Personal | Private Client
Financing Receivable, Impaired [Line Items]
With no related specific reserve, recorded investment	0.8	1.6
With a related specific reserve, recorded investment	0.9	3.3
With no related specific reserve, unpaid principal balance	1	1.9
With a related specific reserve, unpaid principal balance	0.9	3.6
Specific allowance	0.9	1
With no related specific reserve, average recorded investment	1.6	2.2
With a related specific reserve, average recorded investment	1	2
With a related specific reserve, interest income recognized

Number of Loans and Leases Modified in TDRs and Total Recorded Investments and Unpaid Principal Balances (Detail) (Class of Financing Receivable, USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	134	171
Recorded Investment	$ 58,600,000	$ 77,000,000
Unpaid principal balance	67,900,000	95,100,000
Commercial
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	17	22
Recorded Investment	41,900,000	44,400,000
Unpaid principal balance	45,100,000	54,700,000
Commercial | Commercial Real Estate Portfolio Segment
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	13	16
Recorded Investment	36,600,000	34,000,000
Unpaid principal balance	39,200,000	42,600,000
Commercial | Lease Financing, net
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1
Recorded Investment	4,700,000
Unpaid principal balance	4,700,000
Commercial | Commercial and Institutional
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	3	6
Recorded Investment	600,000	10,400,000
Unpaid principal balance	1,200,000	12,100,000
Personal
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	117	149
Recorded Investment	16,700,000	32,600,000
Unpaid principal balance	22,800,000	40,400,000
Personal | Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	116	148
Recorded Investment	15,900,000	32,600,000
Unpaid principal balance	22,000,000	40,400,000
Personal | Private Client
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1	1
Recorded Investment	800,000
Unpaid principal balance	$ 800,000

Number of Loans and Leases which became Nonperforming and Modified in Proceeding 12 Month Period (Detail) (Re-Defaulted, USD $)	12 Months Ended
Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	10
Recorded Investment	$ 2,900,000
Unpaid principal balance	4,100,000
Commercial
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1
Unpaid principal balance	400,000
Commercial | Commercial and Institutional
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1
Unpaid principal balance	400,000
Personal
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	9
Recorded Investment	2,900,000
Unpaid principal balance	3,700,000
Personal | Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	8
Recorded Investment	2,100,000
Unpaid principal balance	2,600,000
Personal | Private Client
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	1
Recorded Investment	800,000
Unpaid principal balance	$ 1,100,000

Changes in Allowance for Credit Losses by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	$ 328.9	$ 357.3	$ 340.6
Charge-Offs	(63)	(116.3)	(150.1)
Recoveries	36.7	32.9	6.9
Net (Charge-Offs) Recoveries	(26.3)	(83.4)	(143.2)
Provision for Credit Losses	25	55	160
Effect of Foreign Exchange Rates			(0.1)
Balance at End of Year	327.6	328.9	357.3
Loans and Leases	297.9	294.8	319.6
Unfunded Commitments and Standby Letters of Credit	29.7	34.1	37.7
Total Allowance for Credit Losses	327.6	328.9	357.3
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	211	256.7	252.2
Charge-Offs	(19.9)	(56.3)	(76.2)
Recoveries	20.3	21.5	3.6
Net (Charge-Offs) Recoveries	0.4	(34.8)	(72.6)
Provision for Credit Losses	(17.2)	(10.9)	77.2
Effect of Foreign Exchange Rates			(0.1)
Balance at End of Year	194.2	211	256.7
Loans and Leases	166.1	178.6	220.7
Unfunded Commitments and Standby Letters of Credit	28.1	32.4	36
Total Allowance for Credit Losses	194.2	211	256.7
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at Beginning of Year	117.9	100.6	88.4
Charge-Offs	(43.1)	(60)	(73.9)
Recoveries	16.4	11.4	3.3
Net (Charge-Offs) Recoveries	(26.7)	(48.6)	(70.6)
Provision for Credit Losses	42.2	65.9	82.8
Balance at End of Year	133.4	117.9	100.6
Loans and Leases	131.8	116.2	98.9
Unfunded Commitments and Standby Letters of Credit	1.6	1.7	1.7
Total Allowance for Credit Losses	$ 133.4	$ 117.9	$ 100.6

Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	$ 269.8	$ 279.4
Evaluated for Inherent Impairment	29,234.7	28,784.5
Total Loans and Leases	29,504.5	29,063.9
Specifically Evaluated for Impairment	18	32.8
Evaluated for Inherent Impairment	279.9	262
Allowance assigned to loans and leases	297.9	294.8	319.6
Allowance for Unfunded Exposures Commitments and Standby Letters of Credit	29.7	34.1	37.7
Total Allowance for Credit Losses	327.6	328.9	357.3	340.6
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	125	121.2
Evaluated for Inherent Impairment	12,772.2	12,233.1
Total Loans and Leases	12,897.2	12,354.3
Specifically Evaluated for Impairment	11	22.9
Evaluated for Inherent Impairment	155.1	155.7
Allowance assigned to loans and leases	166.1	178.6	220.7
Allowance for Unfunded Exposures Commitments and Standby Letters of Credit	28.1	32.4	36
Total Allowance for Credit Losses	194.2	211	256.7	252.2
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	144.8	158.2
Evaluated for Inherent Impairment	16,462.5	16,551.4
Total Loans and Leases	16,607.3	16,709.6
Specifically Evaluated for Impairment	7	9.9
Evaluated for Inherent Impairment	124.8	106.3
Allowance assigned to loans and leases	131.8	116.2	98.9
Allowance for Unfunded Exposures Commitments and Standby Letters of Credit	1.6	1.7	1.7
Total Allowance for Credit Losses	$ 133.4	$ 117.9	$ 100.6	$ 88.4

Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Concentrations of Credit Risk [Line Items]
Average commercial mortgage financing loan amount	$ 2,350,000,000	$ 2,286,000,000
Residential real estate	10,400,000,000	10,700,000,000
Residential real estate loans as percentage of total U.S. loans	37.00%	38.00%
Lower limit of generally required loan to collateral value for residential real estate loans	65.00%
Upper limit of generally required loan to collateral value for residential real estate loans	80.00%
Legally binding commitments to extend credit	1,200,000,000	2,200,000,000
Credit risk to banks	18,900,000,000	16,800,000,000
Credit risk to banks - non-interest bearing balances held at banks	3,700,000,000	4,200,000,000
Greater Chicago Area
Concentrations of Credit Risk [Line Items]
Residential real estate	3,200,000,000
Florida
Concentrations of Credit Risk [Line Items]
Residential real estate	2,500,000,000
California State
Concentrations of Credit Risk [Line Items]
Residential real estate	1,600,000,000
Commercial Real Estate | Commercial
Concentrations of Credit Risk [Line Items]
Average commercial mortgage financing loan amount	$ 1,700,000

Commercial Real Estate Loan Types (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial Mortgages
Apartment/ Multi-family	$ 652.9	$ 656.3
Office	621.4	615.6
Retail	614.5	523.1
Industrial/ Warehouse	312.5	357.7
Other	148.7	133.3
Total Commercial Mortgages	2,350	2,286
Construction, Acquisition and Development Loans	289.4	450.1
Single Family Investment	135	161.4
Other Commercial Real Estate Related	85.4	84.2
Total Commercial Real Estate Loans	$ 2,859.8	$ 2,981.7

Buildings and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Original Cost	$ 1,129.9
Accumulated Depreciation	660
Net Book Value	469.9	494.5
Land Improvements
Property, Plant and Equipment [Line Items]
Original Cost	31.8
Accumulated Depreciation	0.6
Net Book Value	31.2
Buildings
Property, Plant and Equipment [Line Items]
Original Cost	258
Accumulated Depreciation	133.9
Net Book Value	124.1
Equipment
Property, Plant and Equipment [Line Items]
Original Cost	437.1
Accumulated Depreciation	268.1
Net Book Value	169
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Original Cost	320.5
Accumulated Depreciation	210.1
Net Book Value	110.4
Buildings Leased under Capital Leases
Property, Plant and Equipment [Line Items]
Original Cost	82.5
Accumulated Depreciation	47.3
Net Book Value	$ 35.2

Buildings and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation of assets	$ 88.3	$ 89.2	$ 93.5

Future Minimum Lease Payments for Non-Cancelable Operating Lease (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 83.9
2014	75.8
2015	68.8
2016	61.7
2017	59.8
Later Years	359.7
Total Minimum Lease Payments	709.7
Less: Sublease Rentals	(24.1)
Net Minimum Lease Payments	$ 685.6

Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Finance Lease Obligations [Line Items]
Net rental expense	$ 77.9	$ 84.2	$ 68.1
One of the buildings and related land utilized for Chicago operations	In the event of sale or refinancing, the Bank would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.
Percentage of proceeds in excess of original project costs the bank would anticipate to receive, in addition to full repayment of outstanding loan, in the event of sale or refinancing	42.00%
Restructuring, acquisition and integration related charges
Schedule of Finance Lease Obligations [Line Items]
Net rental expense	$ 3.6	$ 6.4

Future Minimum Payments for Capital Lease (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leased Assets [Line Items]
2013	$ 8.1
2014	8.4
2015	8.3
2016	8
2017	8.2
Later Years	15.4
Total Minimum Lease Payments, net	56.4
Less: Amount Representing Interest	15.2
Net Present Value under Capital Lease Obligations	$ 41.2

Changes in Carrying Amount of Goodwill by Business Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Corporate and Institutional Services		Dec. 31, 2011 Corporate and Institutional Services		Dec. 31, 2012 Personal Financial Services		Dec. 31, 2010 Personal Financial Services
Goodwill [Line Items]
Beginning Balance	$ 532		$ 400.9		$ 460.6		$ 329.5		$ 71.4		$ 71.4
Goodwill Acquired			131.4				131.4
Other Changes	5.8	[1]	(0.3)	[1]	5.7	[1]	(0.3)	[1]	0.1	[1]
Ending Balance	$ 537.8		$ 532		$ 466.3		$ 460.6		$ 71.5		$ 71.4

[1]	Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 252.1	$ 251.2
Accumulated Amortization	148.1	127.8
Net Book Value	$ 104	$ 123.4

Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Estimated future amortization expense for 2013	$ 20.9
Estimated future amortization expense for 2014	20.8
Estimated future amortization expense for 2015	11.8
Estimated future amortization expense for 2016	9.1
Estimated future amortization expense for 2017	9.1
Other Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense related to other intangible assets	$ 20.3	$ 17.5	$ 14.4

Summary of Senior Notes Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Outstanding [Line Items]
Senior Notes	$ 2,405.8	[1],[2]	$ 2,126.7	[1],[2]
Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012
Debt Outstanding [Line Items]
Interest Rate	5.20%	[1],[2],[3],[4]
Senior Notes		[1],[2],[3],[4]	206.9	[1],[2],[3],[4]
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Interest Rate	5.50%	[1],[2],[3],[5]
Senior Notes	409.6	[1],[2],[3],[5]	422.4	[1],[2],[3],[5]
Fixed Rate Corporate Senior Notes 4.63 Percent Due May 2014
Debt Outstanding [Line Items]
Interest Rate	4.63%	[1],[2]
Senior Notes	500	[1],[2]	500	[1],[2]
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Interest Rate	3.45%	[1],[2],[6]
Senior Notes	499.5	[1],[2],[6]	499.5	[1],[2],[6]
Fixed Rate Corporate Senior Notes 3.38 Percent Due August 2021
Debt Outstanding [Line Items]
Interest Rate	3.38%	[1],[2],[7]
Senior Notes	498.1	[1],[2],[7]	497.9	[1],[2],[7]
Fixed Rate Corporate Senior Notes 2.38 Percent Due August 2022
Debt Outstanding [Line Items]
Interest Rate	2.38%	[1],[2],[8]
Senior Notes	$ 498.6	[1],[2],[8]		[1],[2],[8]

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2012, increases in the carrying values of the senior and subordinated notes outstanding of $9.8 million and $103.3 million, respectively, were recorded. As of December 31, 2011, increases in the carrying values of senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded.
[4]	Notes issued at a discount of 0.044%.
[5]	Notes issued at a discount of 0.09%.
[6]	Notes issued at a discount of 0.117%.
[7]	Notes issued at a discount of 0.437%
[8]	Notes issued at a discount of 0.283%

Summary of Long Term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Disclosure [Line Items]
Bank-Subordinated Debt	$ 1,045.4	[1],[2]	$ 1,033.4	[1],[2]
Federal Home Loan Bank Borrowings	335		1,055
Capital Lease Obligations	41.2	[3]	44.9	[3]
Total Long-Term Debt	1,421.6		2,133.3
Long-Term Debt Qualifying as Risk-Based Capital	556.7		678.9
Notes 4.60 Percent Bank Subordinated Debt Due February 2013
Debt Disclosure [Line Items]
Bank-Subordinated Debt	200	[1],[2],[4]	200	[1],[2],[4]
Notes 5.85 Percent Bank Subordinated Debt Due November 2017
Debt Disclosure [Line Items]
Bank-Subordinated Debt	240.8	[1],[2],[4],[5]	241.5	[1],[2],[4],[5]
Notes 6.50 Percent Bank Subordinated Debt Due August 2018
Debt Disclosure [Line Items]
Bank-Subordinated Debt	362.3	[1],[2],[4],[5],[6]	360.8	[1],[2],[4],[5],[6]
Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015
Debt Disclosure [Line Items]
Bank-Subordinated Debt	242.3	[1],[2],[7]	231.1	[1],[2],[7]
Expiring One Year From Balance Sheet Date
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	200		670
One to Three Years
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings	135		335
Five to Ten Years
Debt Disclosure [Line Items]
Federal Home Loan Bank Borrowings			$ 50

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Refer to Note 10.
[4]	Under the terms of its current Offering Circular dated August 3, 2012, the Bank has the ability to offer from time to time its senior bank notes in an aggregate principal amount of up to $4.5 billion at any one time outstanding and up to an additional $1.0 billion of subordinated notes. Each senior note will mature from 30 days to fifteen years, and each subordinated note will mature from five years to fifteen years, following its date of original issuance. Each note will mature on such date as selected by the initial purchaser and agreed to by the Bank.
[5]	Interest rate swap contracts were entered into to modify the interest expense on these senior and subordinated notes from fixed rates to floating rates. The swaps are recorded as fair value hedges and at December 31, 2012, increases in the carrying values of the senior and subordinated notes outstanding of $9.8 million and $103.3 million, respectively, were recorded. As of December 31, 2011, increases in the carrying values of senior and subordinated notes outstanding of $29.9 million and $102.6 million, respectively, were recorded.
[6]	Notes issued at a discount of 0.02%
[7]	Notes issued at a discount of 0.484%

Summary of Long Term Debt Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2012 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Dec. 31, 2011 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Aug. 03, 2012 Notes 4.60 Percent Bank Subordinated Debt Due February 2013 Upper Limit	Aug. 03, 2012 Notes 4.60 Percent Bank Subordinated Debt Due February 2013 Lower Limit	Dec. 31, 2012 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Dec. 31, 2011 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Aug. 03, 2012 Notes 5.85 Percent Bank Subordinated Debt Due November 2017 Upper Limit	Aug. 03, 2012 Notes 5.85 Percent Bank Subordinated Debt Due November 2017 Lower Limit	Dec. 31, 2012 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Dec. 31, 2011 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Aug. 03, 2012 Notes 6.50 Percent Bank Subordinated Debt Due August 2018 Upper Limit	Aug. 03, 2012 Notes 6.50 Percent Bank Subordinated Debt Due August 2018 Lower Limit	Dec. 31, 2012 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2011 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2012 Expiring One Year From Balance Sheet Date	Dec. 31, 2011 Expiring One Year From Balance Sheet Date	Dec. 31, 2012 One to Three Years	Dec. 31, 2011 One to Three Years	Dec. 31, 2011 Five to Ten Years	Aug. 03, 2012 Senior Notes Upper Limit	Dec. 31, 2012 Senior Notes Interest Rate Swap Contracts	Dec. 31, 2011 Senior Notes Interest Rate Swap Contracts	Aug. 03, 2012 Subordinated Debt Upper Limit	Dec. 31, 2012 Subordinated Debt Interest Rate Swap Contracts	Dec. 31, 2011 Subordinated Debt Interest Rate Swap Contracts
Debt Disclosure [Line Items]
Interest Rate	4.60%	4.60%			5.85%	5.85%			6.50%	6.50%			5.38%	5.38%
Federal Home Loan Bank Borrowings, Average Rate at Year End															3.86%	4.64%	4.40%	4.08%	6.29%
Offering Circular, ability to offer notes in aggregate principal amount																				$ 4,500,000,000			$ 1,000,000,000
Debt maturity			15 years	5 years			15 years	5 years			15 years	5 years
Notes issued at a discount									0.02%	0.02%			0.48%	0.48%
Increases in the carrying values of notes outstanding covered by interest-rate swap contracts																					$ 9,800,000	$ 29,900,000		$ 103,300,000	$ 102,600,000

Summary of Senior Notes Outstanding (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate Corporate Senior Notes 5.20 Percent Due November 2012
Debt Outstanding [Line Items]
Notes issued at a discount	0.04%	0.04%
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Notes issued at a discount	0.09%	0.09%
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Notes issued at a discount	0.12%	0.12%
Fixed Rate Corporate Senior Notes 3.38 Percent Due August 2021
Debt Outstanding [Line Items]
Notes issued at a discount	0.44%	0.44%
Fixed Rate Corporate Senior Notes 2.38 Percent Due August 2022
Debt Outstanding [Line Items]
Notes issued at a discount	0.28%	0.28%

Floating Rate Capital Debt - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027	Dec. 31, 2012 NTC Capital I Subordinated Debentures Due January 15th 2027	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027 Group One	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027 Group Two	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027	Dec. 31, 2012 NTC Capital II Subordinated Debentures Due April 15th 2027	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027 Group One	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027 Group Two
Debt Instrument [Line Items]
Floating Rate Capital Securities, issued	$ 150				$ 120
Floating Rate Capital Securities, terms of issue	The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027.				The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027.
Debt instrument, basis spread on variable rate			0.61%	0.52%			0.68%	0.59%
Floating Rate Capital Securities, due date	Jan 15, 2027				Apr 15, 2027
Phased out period for tier 1 regulatory capital treatment of securities		3 years				3 years
Start date of phased out period for tier 1 regulatory capital treatment of securities		Jan 1, 2013				Jan 1, 2013
Liquidation amount per Security	$ 1,000				$ 1,000
Interest rate on the securities	Three-month LIBOR plus 0.52%				Three-month LIBOR plus 0.59%
Maximum consecutive periods on the deferred payment of interest	20Q				20Q

Summary of Book Values of Outstanding Subordinated Debentures (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 277	$ 276.9
NTC Capital I Subordinated Debentures Due January 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	153.9	153.8
NTC Capital II Subordinated Debentures Due April 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 123.1	$ 123.1

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Mar. 31, 2013 Fiscal 2013
Stockholders Equity Note [Line Items]
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, no par value	$ 0
Preferred stock, outstanding	0	0
Shares authorized for repurchase	6,800,000			10,000,000
Average price paid per share for common stock repurchased	$ 46.32	$ 49.63	$ 52.33
Stock Repurchase Authorized Amount					$ 77.1

Changes in Number of Shares of Common Stock Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Common Stock Outstanding [Line Items]
Beginning balance	241,008,509	242,268,903	241,679,942
Incentive Plan and Awards	449,463	189,793	300,376
Stock Options Exercised	973,270	149,385	419,846
Treasury Stock Purchased	(3,516,254)	(1,599,572)	(131,261)
Ending balance	238,914,988	241,008,509	242,268,903

Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	$ (283)	$ (345.6)	$ (305.3)
Net Change	62.6	(40.3)	56.3
Beginning Balance	(345.6)	(305.3)	(361.6)
Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	101	39.8	(13.5)
Net Change	61.2	53.3	28.2
Beginning Balance	39.8	(13.5)	(41.7)
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	(1.4)	(7)	11.4
Net Change	5.6	(18.4)	37.6
Beginning Balance	(7)	11.4	(26.2)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	10.5	(9.5)	(7)
Net Change	20	(2.5)	(18.3)
Beginning Balance	(9.5)	(7)	11.3
Net Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending Balance	(393.1)	(368.9)	(296.2)
Net Change	(24.2)	(72.7)	8.8
Beginning Balance	$ (368.9)	$ (296.2)	$ (305)

Accumulated Other Comprehensive Income (Loss) Changes During Period (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax Effect	$ (18.7)	$ 5.2	$ (60)
Other Comprehensive Income (Loss)	62.6	(40.3)	56.3
Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	98	85.3	44.4
Tax Effect	(36.8)	(32)	(16.2)
Other Comprehensive Income (Loss)	61.2	53.3	28.2
Net Unrealized Gains (Losses) on Securities Available for Sale | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	15.7	10.2	33
Tax Effect	(5.9)	(3.6)	(12.2)
Other Comprehensive Income (Loss)	9.8	6.6	20.8
Net Unrealized Gains (Losses) on Securities Available for Sale | Other Unrealized Gains (Losses) on Securities Available-for-Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	96.2	61.6	(8.8)
Tax Effect	(36.1)	(23.4)	3.4
Other Comprehensive Income (Loss)	60.1	38.2	(5.4)
Net Unrealized Gains (Losses) on Securities Available for Sale | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(13.9)	13.5	20.2
Tax Effect	5.2	(5)	(7.4)
Other Comprehensive Income (Loss)	(8.7)	8.5	12.8
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	8	(29.2)	59.3
Tax Effect	(2.4)	10.8	(21.7)
Other Comprehensive Income (Loss)	5.6	(18.4)	37.6
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	4.8	(5.6)	12.6
Tax Effect	(1.8)	2	(4.6)
Other Comprehensive Income (Loss)	3	(3.6)	8
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations | Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	3.2	(23.6)	46.7
Tax Effect	(0.6)	8.8	(17.1)
Other Comprehensive Income (Loss)	2.6	(14.8)	29.6
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	4.2	18.7	4
Tax Effect	15.8	(21.2)	(22.3)
Other Comprehensive Income (Loss)	20	(2.5)	(18.3)
Foreign Currency Translation Adjustments | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	37.9	(7)	(56.9)
Tax Effect	3.1
Other Comprehensive Income (Loss)	41	(7)	(56.9)
Foreign Currency Translation Adjustments | Net Investment Hedge Gains (Losses)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(33.7)	25.7	60.9
Tax Effect	12.7	(21.2)	(22.3)
Other Comprehensive Income (Loss)	(21)	4.5	38.6
Net Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(28.9)	(120.3)	8.6
Tax Effect	4.7	47.6	0.2
Other Comprehensive Income (Loss)	(24.2)	(72.7)	8.8
Net Pension and Other Postretirement Benefit Adjustments | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	33.9	30.2	25
Tax Effect	(11.1)	(10.8)	(9.1)
Other Comprehensive Income (Loss)	22.8	19.4	15.9
Net Pension and Other Postretirement Benefit Adjustments | Net Actuarial Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(62.8)	(158.2)	(16.4)
Tax Effect	15.8	61.3	9.3
Other Comprehensive Income (Loss)	(47)	(96.9)	(7.1)
Net Pension and Other Postretirement Benefit Adjustments | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax		7.7
Tax Effect		(2.9)
Other Comprehensive Income (Loss)		$ 4.8

Computations of Net Income Per Common Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Net Income Applicable to Common Stock	$ 687.3	$ 603.6	$ 669.5
Less: Earnings Allocated to Participating Securities	10	7.1	5.6
Earnings Allocated to Common Shares Outstanding	677.3	596.5	663.9
Basic Net Income Per Common Share	$ 2.82	$ 2.47	$ 2.74
DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Plus Dilutive Effect of Share-based Compensation	463,439	410,074	473,755
Average Common and Potential Common Shares	240,881,244	241,811,384	242,502,531
Earnings Allocated to Common and Potential Common Shares	$ 677.3	$ 596.5	$ 663.9
Diluted Net Income Per Common Share	$ 2.81	$ 2.47	$ 2.74

Net Income Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents not included in the computation of diluted earnings per share because their inclusion would have been antidilutive	12,158,601	13,240,787	8,392,686

Components of Net Interest Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans and Leases	$ 828.6	$ 938.7	$ 932.6
Securities - Taxable	250.6	223.6	186
- Non-Taxable	17.7	25	29.5
Interest-Bearing Deposits with Banks	176.4	192.8	134.6
Federal Reserve Deposits and Other	14.4	28.5	14
Total Interest Income	1,287.7	1,408.6	1,296.7
Interest Expense
Deposits	156.7	230	201
Federal Funds Purchased	1.2	1.9	4.8
Securities Sold under Agreements to Repurchase	0.4	0.7	1
Other Borrowings	4	5.5	5.4
Senior Notes	72	64.4	48.6
Long-Term Debt	60.3	94.6	114.8
Floating Rate Capital Debt	2.8	2.4	2.4
Total Interest Expense	297.4	399.5	378
Net Interest Income	$ 990.3	$ 1,009.1	$ 918.7

Components of Other Operating Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Other Operating Income [Line Items]
Loan Service Fees	$ 64.5	$ 68.9	$ 60.3
Banking Service Fees	55	54.9	57.3
Other Income	35.4	34.3	28.7
Total Other Operating Income	$ 154.9	$ 158.1	$ 146.3

Components of Other Operating Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Business Promotion	$ 87.8	$ 82.1	$ 81
FDIC Insurance Premiums	25.4	29.3	33.9
Staff Related	41.9	37.6	37.4
Other Expenses	107.5	100.6	103.3
Total Other Operating Expense	282.9	267.1	270
Other Intangible Assets
Component of Operating Other Cost and Expense [Line Items]
Other Intangibles Amortization	$ 20.3	$ 17.5	$ 14.4

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Statutory federal tax rate	35.00%
Unrecognized tax benefit	$ 19.4	$ 17.8	$ 89.9
Increase in net income from recognition of unrecognized tax benefits	16.3	14.5
Interest and penalties, net of tax, included in the provision for income taxes	0.4	(1.2)	0.4
Liability for the potential payment of interest and penalties	9	9.1
Earnings of certain non-U.S. subsidiaries indefinitely reinvested	137.4	105.9	102.8
Approximated cumulative amount of undistributed pre-tax earnings in subsidiaries	814.9
Additional deferred tax liability if Northern Trust had not elected to indefinitely reinvest foreign earnings	180.2
Leveraged Lease Obligations
Income Taxes [Line Items]
Unrecognized tax benefit			66.7
Leveraged Lease Obligations | Interest Income
Income Taxes [Line Items]
Application of new tax estimates		(7)	0.9
Leveraged Lease Obligations | Income Tax Expense Benefit
Income Taxes [Line Items]
Application of new tax estimates	(12.4)	(4.7)	(0.8)
Unrecognized Tax Benefit Other
Income Taxes [Line Items]
Unrecognized tax benefit	19.4	17.8
Increase (decrease) in unrecognized tax benefits	$ 1.6	$ (5.4)

Reconciliation of Total Provision for Income Taxes with Amount Computed at Statutory Federal Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax at Statutory Rate	$ 347.3	$ 309.3	$ 346.4
Tax Exempt Income	(8)	(9.9)	(10.8)
Leveraged Lease Adjustments	(12)	(4.7)	(0.8)
Foreign Tax Rate Differential	(27.1)	(21.3)	(20.1)
State Taxes, net	20.4	22.8	17.3
Other	(15.6)	(16.1)	(11.7)
Provision for Income Taxes	$ 305	$ 280.1	$ 320.3

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liability Not Recognized [Line Items]
Beginning Balance	$ 17.8	$ 89.9
Additions for Tax Positions Taken in Prior Years	4.6	2.2
Reductions for Tax Positions Taken in Prior Years	(1.2)	(5.2)
Reductions Resulting from Expiration of Statutes	(1.8)	(0.9)
Reductions Resulting from Settlements with Taxing Authorities		(68.2)
Ending Balance	$ 19.4	$ 17.8

Components of Consolidated Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Tax Provision:
Federal	$ 140.5	$ 113.6	$ 220
State	21.4	15.1	21.8
Non-U.S.	63.4	54.2	66.4
Total	225.3	182.9	308.2
Deferred Tax Provision:
Federal	66	84	6.2
State	10.6	11.3	5.2
Non-U.S.	3.1	1.9	0.7
Total	79.7	97.2	12.1
Provision for Income Taxes	$ 305	$ 280.1	$ 320.3

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$ 2.3	$ 0.6	$ (1.2)
Tax Effect of Other Comprehensive Income	$ 18.7	$ (5.2)	$ 60

Deferred Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liabilities:
Lease Financing	$ 409.1	$ 398.2	$ 382.4
Software Development	277.8	254.9	197.2
Accumulated Depreciation	19.7	48.6	40.7
Compensation and Benefits	29.7	7.1	23.3
State Taxes, net	54.7	52.4	41.7
Other Liabilities	170.9	137.6	41.1
Gross Deferred Tax Liabilities	961.9	898.8	726.4
Deferred Tax Assets:
Allowance for Credit Losses	114.7	114.5	124.7
Visa Indemnification			8.1
Other Assets	114.5	150	51.3
Gross Deferred Tax Assets	229.2	264.5	184.1
Valuation Reserve
Deferred Tax Assets, net of Valuation Reserve	229.2	264.5	184.1
Net Deferred Tax Liabilities	$ 732.7	$ 634.3	$ 542.3

Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution defined contribution plans	$ 41,000,000	$ 39,300,000	$ 46,500,000
Defined Benefit Postretirement Health Coverage
Defined Benefit Plan Disclosure [Line Items]
Services attained by employees for eligibility, years		15 years
Services attained by employees for eligibility, retiring age		55
Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	81,900,000	71,400,000
U.S. qualified and supplemental plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation reduced		7,700,000
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	1,277,700,000	1,094,100,000	982,100,000
Projected benefit obligation reduced		(9,400,000)
Prior service costs, amortization period (years)	10 years
Expected long-term rate of return on plan assets	7.75%
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.25%	4.75%
U.S. Plan | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	18.00%
U.S. Plan | Qualified Defined Benefit Pension Plans | Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	0
U.S. Plan | Qualified Defined Benefit Pension Plans | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan assets	185,000,000
U.S. Plan | U.S. | Preferred and Common Stock
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	111,500,000	99,400,000
Target allocation of plan assets	26.00%
U.S. Plan | Non U.S. | Preferred and Common Stock
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	55,900,000	42,900,000
Target allocation of plan assets	21.00%
U.S. Plan | U.S. Government Sponsored Agency | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	35.00%
U.S. Plan | Private Equity Funds | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Private Equity Funds | Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Equity target allocation of plan assets	20.00%
U.S. Plan | Hedge Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Global Real Estate Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.00%
U.S. Plan | Commodity Linked Fund | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	3.00%
U.S. Plan | Derivative Financial Instruments, Assets
Defined Benefit Plan Disclosure [Line Items]
Assets related to the pension plan	0	0
Supplemental Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation reduced		1,700,000
Prior service costs, amortization period (years)	9 years
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.25%	4.75%
Other Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation reduced	26,700,000
Amortization from AOCI of the net gain	1,200,000
Amortization from AOCI of the prior service benefit	3,000,000
Weighted average discount rate used in determining the accumulated postretirement benefit obligation	4.25%	4.75%
Ultimate health care rate	5.00%
Other Postretirement Plan | Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	8.50%
Year in which ultimate trend rate will be reached	2018
Other Postretirement Plan | Prescription Drug Benefits
Defined Benefit Plan Disclosure [Line Items]
Current health care cost trend rate	8.50%
Year in which ultimate trend rate will be reached	2019
Pension Plans, Defined Benefit | Fiscal 2013
Defined Benefit Plan Disclosure [Line Items]
Amortization from AOCI of the net gain	50,100,000
Amortization from AOCI of the prior service benefit	100,000
Employee Group Waiver Plan
Defined Benefit Plan Disclosure [Line Items]
Employee Group Waiver Plan (EGWP), effective date	January 2013
Reduction in postretirement health care plan liability	26,700,000
Increase in net actuarial gain	$ 3,300,000

Plan Status of U.S. Plan, Non-U.S. Plan, and supplemental Plan (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 918,000,000	$ 797,600,000
Projected Benefit Obligation	1,030,400,000	904,600,000	762,900,000
Plan Assets at Fair Value	1,277,700,000	1,094,100,000	982,100,000
Funded Status at end of year	247,300,000	189,500,000
Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%
Rate of Increase in Compensation Level	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	7.75%	8.00%
Non U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	158,100,000	127,100,000
Projected Benefit Obligation	158,100,000	127,100,000	116,100,000
Plan Assets at Fair Value	133,900,000	123,300,000	122,200,000
Funded Status at end of year	(24,200,000)	(3,800,000)
Weighted-Average Assumptions:
Discount Rates	4.42%	5.02%
Expected Long-Term Rate of Return on Assets	4.76%	5.28%
Supplemental Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	98,900,000	89,900,000
Projected Benefit Obligation	106,400,000	100,300,000	86,900,000
Funded Status at end of year	$ (106,400,000)	$ (100,300,000)
Weighted-Average Assumptions:
Discount Rates	4.25%	4.75%
Rate of Increase in Compensation Level	4.02%	4.02%

Amounts Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. Plan
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	$ 507.4	$ 490.4
Prior Service Cost	(4)	(4.4)
Gross Amount in Accumulated Other Comprehensive Income	503.4	486
Income Tax Effect	189.6	183.1
Net Amount in Accumulated Other Comprehensive Income	313.8	302.9
Non U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	46.8	24.8
Gross Amount in Accumulated Other Comprehensive Income	46.8	24.8
Income Tax Effect	5.8	3.7
Net Amount in Accumulated Other Comprehensive Income	41	21.1
Supplemental Plan
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Loss	71.4	66.4
Prior Service Cost	2.1	2.7
Gross Amount in Accumulated Other Comprehensive Income	73.5	69.1
Income Tax Effect	27.7	26
Net Amount in Accumulated Other Comprehensive Income	$ 45.8	$ 43.1

Components of Company's Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Defined Benefit plan Net periodic benefit cost
Service Cost	$ 35.3	$ 42.8	$ 37.9
Interest Cost	41.4	40.8	36.9
Expected Return on Plan Assets	(87)	(78.8)	(73.2)
Amortization:
Net Loss	34.3	26	20
Prior Service Cost	(0.4)	1.6	1.6
Net Periodic Pension Expense (Benefit)	23.6	32.4	23.2
Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	8.00%	8.00%	8.00%
Non U.S. Plans
Defined Benefit plan Net periodic benefit cost
Service Cost			1.8
Interest Cost	6.2	6.5	6.9
Expected Return on Plan Assets	(6.8)	(8.3)	(8.3)
Gain on Plan Curtailment			(2.2)
Amortization:
Net Loss	0.7	0.2	0.5
Net Periodic Pension Expense (Benefit)	0.1	(1.6)	(1.3)
Weighted-Average Assumptions:
Discount Rates	5.02%	5.58%	6.05%
Rate of Increase in Compensation Level			4.31%
Expected Long-Term Rate of Return on Assets	5.28%	6.27%	6.60%
Supplemental Plan
Defined Benefit plan Net periodic benefit cost
Service Cost	3	3.2	3.2
Interest Cost	4.5	4.4	4.8
Amortization:
Net Loss	6.1	5.6	6
Prior Service Cost	0.6	0.4	0.1
Net Periodic Pension Expense (Benefit)	$ 14.2	$ 13.6	$ 14.1
Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%

Change in Projected Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	$ 904.6	$ 762.9
Service Cost	35.3	42.8	37.9
Interest Cost	41.4	40.8	36.9
Actuarial Loss	96.6	108.8
Benefits Paid	(47.5)	(41.3)
Plan Amendment		(9.4)
Ending Balance	1,030.4	904.6	762.9
Non U.S. Plans
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	127.1	116.1
Service Cost			1.8
Interest Cost	6.2	6.5	6.9
Actuarial Loss	24.8	8
Benefits Paid	(6.1)	(2.5)
Foreign Exchange Rate Changes	6.1	(1)
Ending Balance	158.1	127.1	116.1
Supplemental Plan
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Beginning Balance	100.3	86.9
Service Cost	3	3.2	3.2
Interest Cost	4.5	4.4	4.8
Actuarial Loss	10.9	15.4
Benefits Paid	(12.3)	(11.3)
Plan Amendment		1.7
Ending Balance	$ 106.4	$ 100.3	$ 86.9

Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Plan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	$ 75.2
2014	73.5
2015	76.7
2016	80.4
2017	81.8
2018-2022	411.3
Non U.S. Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	2.1
2014	2.3
2015	2.6
2016	2.9
2017	3
2018-2022	19.4
Supplemental Plan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	8.1
2014	8.3
2015	9.2
2016	9.5
2017	9.9
2018-2022	$ 49.4

Change In Plan Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Plan
Schedule of Defined Benefit Plan Change in Plan Assets [Line Items]
Fair Value at beginning of year	$ 1,094,100,000	$ 982,100,000
Actual Return on Assets	131,100,000	53,300,000
Employer Contributions	100,000,000	100,000,000
Benefits Paid	(47,500,000)	(41,300,000)
Fair Value at end of year	1,277,700,000	1,094,100,000
Non U.S. Plans
Schedule of Defined Benefit Plan Change in Plan Assets [Line Items]
Fair Value at beginning of year	123,300,000	122,200,000
Actual Return on Assets	11,300,000	4,500,000
Benefits Paid	(6,100,000)	(2,500,000)
Foreign Exchange Rate Changes	5,400,000	(900,000)
Fair Value at end of year	$ 133,900,000	$ 123,300,000

Fair Value of Pension Plan Assets (Detail) (U.S. Plan, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	$ 1,277,700,000	$ 1,094,100,000	$ 982,100,000
Preferred and Common Stock | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	111,500,000	99,400,000
Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	55,900,000	42,900,000
Fixed Income | U.S. Government Sponsored Agency
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	142,400,000	292,000,000
Other Investment | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	194,700,000	159,500,000
Other Investment | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	37,500,000	34,300,000
Other Investment | Collective Trust Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	195,600,000	208,300,000
Other Investment | Short Term Investment Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	76,400,000	110,400,000
Other Investment | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	49,400,000	38,100,000
Other Investment | Emerging Markets Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	37,200,000	33,100,000
Other Investment | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47,400,000	45,500,000
Other Investment | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	30,200,000	29,200,000
Other Investment | Government Agencies Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	294,200,000
Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	5,300,000	1,400,000
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	402,600,000	335,600,000
Fair Value, Inputs, Level 1 | Preferred and Common Stock | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	111,500,000	99,400,000
Fair Value, Inputs, Level 1 | Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	53,600,000	41,000,000
Fair Value, Inputs, Level 1 | Other Investment | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	194,700,000	159,500,000
Fair Value, Inputs, Level 1 | Other Investment | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	37,500,000	34,300,000
Fair Value, Inputs, Level 1 | Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	5,300,000	1,400,000
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	797,500,000	683,800,000
Fair Value, Inputs, Level 2 | Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	2,300,000	1,900,000
Fair Value, Inputs, Level 2 | Fixed Income | U.S. Government Sponsored Agency
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	142,400,000	292,000,000
Fair Value, Inputs, Level 2 | Other Investment | Collective Trust Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	195,600,000	208,300,000
Fair Value, Inputs, Level 2 | Other Investment | Short Term Investment Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	76,400,000	110,400,000
Fair Value, Inputs, Level 2 | Other Investment | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	49,400,000	38,100,000
Fair Value, Inputs, Level 2 | Other Investment | Emerging Markets Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	37,200,000	33,100,000
Fair Value, Inputs, Level 2 | Other Investment | Government Agencies Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	294,200,000
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	77,600,000	74,700,000
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47,400,000	45,500,000	33,500,000
Fair Value, Inputs, Level 3 | Other Investment | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47,400,000	45,500,000
Fair Value, Inputs, Level 3 | Other Investment | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	$ 30,200,000	$ 29,200,000

Changes in Level 3 U.S. Pension Plan Assets (Detail) (U.S. Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	$ 1,094,100,000	$ 982,100,000
Actual Return on Plan Assets	131,100,000	53,300,000
Purchases	100,000,000	100,000,000
Fair Value at end of year	1,277,700,000	1,094,100,000
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value at end of year	77,600,000	74,700,000
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	45,500,000	33,500,000
Actual Return on Plan Assets	2,500,000	7,800,000
Purchases	4,300,000	7,000,000
Sales	(4,900,000)	(2,800,000)
Settlements
Fair Value at end of year	47,400,000	45,500,000
Fair Value, Inputs, Level 3 | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Fair Value at beginning of year	29,200,000	29,700,000
Actual Return on Plan Assets	1,000,000	(500,000)
Settlements
Fair Value at end of year	$ 30,200,000	$ 29,200,000

Postretirement Health Care Plan Status (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	$ 30.6	$ 54.5	$ 51.3
Retirees and Dependents
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	21.6	31.8
Actives Eligible for Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	$ 9	$ 22.7

Postretirement Healthcare Amount Included in Accumulated Other Comprehensive Income (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Plan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Gain Loss	$ (9.1)	$ 10.9
Prior Service Benefit	(2.9)	(8)
Gross Amount in Accumulated Other Comprehensive Income	(12)	2.9
Income Tax Effect	(4.5)	1.1
Net Amount in Accumulated Other Comprehensive Income	$ (7.5)	$ 1.8

Postretirement Health Care Plan Net Periodic (Benefit) Expense (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 0.2	$ 0.4	$ 0.8
Interest Cost	1.3	2.8	2.8
Amortization
Net (Gain) Loss	(2.3)	1.6	2
Prior Service Benefit	(5.1)	(5.2)	(5.2)
Net Periodic Pension Expense (Benefit)	$ (5.9)	$ (0.4)	$ 0.4

Postretirement Health Care Plan Change in Accumulated in Postretirement Benefits (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Plan
Schedule of Defined Benefit Plan Change in Accumulated Post Retirement Benefit Obligation [Line Items]
Beginning Balance	$ 54.5	$ 51.3
Service Cost	0.2	0.4	0.8
Interest Cost	1.3	2.8	2.8
Actuarial Loss (Gain)	4.5	(0.2)
Gross Benefits Paid	(4.1)	(0.4)
Medicare Subsidy	0.9	0.6
Plan Change	(26.7)
Ending Balance	$ 30.6	$ 54.5	$ 51.3

Postretirement Health Care Plan Estimated Future Benefit Payments (Detail) (Defined Benefit Postretirement Health Coverage, Other Postretirement Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Postretirement Health Coverage | Other Postretirement Plan
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Total postretirement medical benefits - 2013	$ 3.3
Total postretirement medical benefits - 2014	3.4
Total postretirement medical benefits - 2015	3.5
Total postretirement medical benefits - 2016	3.5
Total postretirement medical benefits - 2017	3.5
Total postretirement medical benefits - 2018-2022	$ 13.8

Health Care Trend Rate Assumption Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Health Care Cost Trend Rates Assumptions [Line Items]
Effect on Postretirement Benefit Obligation - 1 Percentage Point Increase	$ 0.7
Effect on Total Service and Interest Cost Components - 1 Percentage Point Increase
Effect on Postretirement Benefit Obligation - 1 Percentage Point Decrease	(0.7)
Effect on Total Service and Interest Cost Components - 1 Percentage Point Decrease

Compensation Expense for Share-Based Payment Arrangements and Associated Tax Impacts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 73.9	$ 70.3	$ 52.7
Tax Benefits Recognized	27.7	26.5	19.3
Stock and Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	44	36.2	25.1
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	27.4	34.1	27.6
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 2.5

Share- Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested share-based compensation	$ 110.5
Weighted average period of recognition of unvested share-based compensation (in years)	2 years
Share-Based Compensation Expense	73.9	70.3	52.7
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized for issuance under the Plan	30,000,000
Shares available for future grant under the Plan	32,093,120
Stock options under the Plan, the 2002 Plan, and the 1992 Plan | Upper Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option maximum term (in years)	10 years
Options vest and become exercisable after the date of grant (in years)	4 years
Stock options under the Plan, the 2002 Plan, and the 1992 Plan | Lower Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair value for options to purchase common stock on the date the options are granted	100.00%
Options vest and become exercisable after the date of grant (in years)	1 year
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units granted	198,552	0
Stock units weighted average grant date fair value	$ 43.65
performance based units vesting period	3 years
Aggregate intrinsic value of options granted	10
Vesting term of units granted	3.1
Performance Stock Units | Upper Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	125.00%
Performance Stock Units | Lower Limit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	0.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units vesting description	The stock units granted in 2012 predominately vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date.
Number of stock units granted	988,421	995,176	1,223,539
Stock units weighted average grant date fair value	$ 43.72	$ 50.79	$ 50.67
Fair value of stock and stock units vested	21.6	7.1	19.1
Restricted Stock Units | Third Anniversary Of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	50.00%
Restricted Stock Units | Fourth Anniversary Of Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at which units can vest	50.00%
Non Employee Directors, Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total value of stock awards granted	0.9	1.1	1.1
Number of stock units granted	20,148	22,188	21,131
Share-Based Compensation Expense	$ 0.9	$ 1.1	$ 1.1

Weighted-Average Assumptions Used for Options Granted (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Term (in Years)	7 years 6 months	7 years 8 months 12 days	7 years 4 months 24 days
Dividend Yield	2.79%	4.56%	4.38%
Expected Volatility	34.00%	43.20%	41.50%
Risk Free Interest Rate	1.42%	2.94%	2.64%

Information Pertaining to Stock Options Granted, Vested, and Exercised (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$ 11.54	$ 15.26	$ 14.45
Grant-Date Fair Value of Stock Options Vested	$ 32.1	$ 27.9	$ 26.7
Stock Options Exercised
Intrinsic Value as of Exercise Date	12.8	1.5	5
Cash Received	32.3	5.4	16.9
Tax Deduction Benefits Realized	$ 4.6	$ 0.5	$ 1.7

Changes in Nonvested Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average grant-date fair value per share
Granted	$ 11.54	$ 15.26	$ 14.45
Unvested Options
Share
Nonvested stock options outstanding, at beginning of the year	5,348,347
Granted	1,744,446
Vested	(2,027,193)
Forfeited or Cancelled	(99,570)
Nonvested stock options outstanding, at end of the year	4,966,030
Weighted-average grant-date fair value per share
Nonvested stock options weighted average grant date fair value at beginning of the year	$ 15.48
Granted	$ 11.54
Vested	$ 15.81
Forfeited or Cancelled	$ 13.65
Nonvested stock options weighted average grant date fair value at end of the year	$ 14

Summary of Status of Stock Options Under Twenty Twelve Plan and Twenty Zero Two Plan (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Exercised	(973,270)	(149,385)	(419,846)
Stock options under the Plan, the 2002 Plan, and the 1992 Plan
Shares
Nonvested stock options outstanding, at beginning of the year	17,001,415
Granted	1,744,446
Exercised	(973,270)
Forfeited, Expired or Cancelled	(2,470,117)
Nonvested stock options outstanding, at end of the year	15,302,474
Options Exercisable at the end of year	10,336,444
Weighted average exercise price per share
Options Outstanding, Beginning Balance	52.39
Granted	43.67
Exercised	33.76
Forfeited, Expired or Cancelled	52.65
Options Outstanding, Ending Balance	52.53
Options Exercisable, at the end of the year	54.08
Weighted average remaining contractual term (years)
Options Outstanding, at the end of the year	5 years 4 months 24 days
Options Exercisable, at the end of the year	4 years 1 month 6 days
Aggregate intrinsic value
Options Outstanding, at the end of year	29.1
Options Exercisable at end of the year	16.8

Status of Outstanding Stock and Stock Unit Awards under Twenty Twelve Plan and Twenty Zero Two Plan (Detail) (Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
NUMBER
Stock and Stock Unit Awards Outstanding, at beginning of the year	2,914,565
Granted	988,421
Distributed	(423,530)
Forfeited	(173,012)
Stock and Stock Unit Awards Outstanding, at the end of year	3,306,444
Units Convertible, at the end of year	169,948
AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, at beginning of the year	$ 115.6
Stock and Stock Unit Awards Outstanding, at the end of year	165.9
Units Convertible, at the end of year	$ 8.5

Summary of Non-vested stock and Stock Unit Awards (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Restricted Stock And Stock Units
WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at beginning of year	2.4
Nonvested at end of year	2
Stock and Stock Unit Awards
NUMBER
Beginning Balance	2,809,067
Granted	988,421
Vested	(487,980)
Forfeited	(173,012)
Ending Balance	3,136,496
WEIGHTED AVERAGE GRANT-DATE FAIR VALUE PER UNIT
Nonvested at beginning of year	52.33
Granted	43.72
Vested	52.38
Forfeited	49.13
Nonvested at end of year	49.2

Cash-Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Based Compensation Plan Expense [Line Items]
Cash based compensation expense	$ 186.8	$ 176.7	$ 168.4

Contingent Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Possible loss in future periods in excess of accrual						$ 133
Gain on redemption of Visa common stock				167.9
Remaining Visa shares held by Northern Trust, original cost basis				0
Visa indemnified litigation benefit (charges) recorded	23.1	33	17.8	76.1	(150)
Fair value of contingent consideration	$ 56.8					$ 50.1

Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative assets recorded on the consolidated balance sheet, reduced as a result of master netting agreements	$ 982.5	$ 2,023.6
Derivative liabilities recorded on the consolidated balance sheet, reduced as a result of master netting agreements	982.5	2,023.6
Reduction in derivative assets due to cash collateral received from derivative counterparties	118.6	220.1
Reduction in derivative liabilities due to cash collateral deposited with derivative counterparties	425	257.4
This amount represents additional cash collateral received from derivative counterparties not offset against derivative assets	1.6	72.3
This amount represents additional cash collateral deposited with derivative counterparties not offset against derivative liabilities	73.3	47.8
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position	178.9	202
Collateral deposited with derivative counterparties for derivatives instruments with credit-risk-related contingent features that are in a liability position	155.4	80.5
Termination payments that could have been required for derivative instruments with credit-risk-related contingent features	23.5	121.5
Sterling denominated debt designated as hedges of foreign exchange risk	242.3	241.2
Maximum length of time being hedged for exposure to variability in future cash flows of forecasted foreign currency denominated transactions	Twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.
The net gain/loss recognized in earnings during the period representing the amount of hedge ineffectiveness cash flow hedges	0	0	0
Net foreign exchange contract losses reclassified from AOCI	0.2		6.3
Estimated net gain (loss) to be reclassified into earnings within the next twelve months relating to cash flow hedges	3.1
Ineffectiveness from net investment hedges	5.3	0	0
Interest Rate Swap Contracts
Derivative [Line Items]
Net cash flow hedge derivative loss	0.2
Client Related and Trading
Derivative [Line Items]
Percentage of derivatives outstanding related to client-related and trading activities	96.00%	96.00%
Changes recorded in the fair value of the hedged items in a fair value hedge	0.4	0.3	0.2
The net gain/loss recognized in earnings during the period representing the amount of hedge ineffectiveness for fair value hedges of available for sale investment securities, senior notes, or subordinated debt	$ 0.3	$ 0.9	$ 0.1

Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Value	$ 218,193.3	$ 244,572.2
Fair Value Asset	1,915.9	3,250.8
Fair Value Liability	1,904.4	3,144.4
Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	213,246.7	239,901.3
Fair Value Asset	1,735.3	3,062.1
Fair Value Liability	1,730.4	2,959.8
Interest Rate Option Contracts
Derivative [Line Items]
Notional Value	31.4	100.5
Fair Value Asset
Fair Value Liability
Interest Rate Swap Contracts
Derivative [Line Items]
Notional Value	4,915.2	4,570.4
Fair Value Asset	180.6	188.7
Fair Value Liability	$ 174	$ 184.6

Gains and Losses Recorded in Consolidated Statement of Income Related to Client Related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 217.7	$ 330.4	$ 391.5
Foreign Exchange Contracts | Foreign Exchange Trading Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	206.1	324.5	382.2
Interest Rate Swap And Option Contracts | Security Commissions and Trading Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 11.6	$ 5.9	$ 9.3

Types and Classifications of Derivative Instruments Designated as Hedges (Detail) (Asset And Liability Management, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Value	$ 6,637.4	$ 5,759.6
Fair Value Asset	140.7	171
Fair Value Liability	114.6	76
FAIR VALUE HEDGES | Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts
Derivative [Line Items]
Notional Value	900	1,100
Fair Value Asset	126.3	147
Fair Value Liability	0.2	0.5
FAIR VALUE HEDGES | Available for Sale Investment Securities | Interest Rate Swap Contracts
Derivative [Line Items]
Notional Value	3,617	2,172
Fair Value Asset	3.4	2.6
Fair Value Liability	75.1	46.8
CASH FLOW HEDGES | Forecasted Foreign Currency Denominated Transactions | Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	669	932.9
Fair Value Asset	8.7	9.4
Fair Value Liability	11.5	27.2
NET INVESTMENT HEDGES | Net Investments in Non-U.S. Affiliates | Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	1,451.4	1,554.7
Fair Value Asset	2.3	12
Fair Value Liability	$ 27.8	$ 1.5

Gains and Losses Recorded in Consolidated Statement of Income related to Fair Value Hedges (Detail) (Asset And Liability Management, FAIR VALUE HEDGES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 5.9	$ 137.8	$ 65.5
Available for Sale Investment Securities | Interest Rate Swap Contracts | Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	(48.4)	(56.6)	(13.3)
Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 54.3	$ 194.4	$ 78.8

Cash Flow Hedge Derivative Gains and Losses Recognized in Aoci and Amounts Reclassified to Earnings (Detail) (Asset And Liability Management, Foreign Exchange Contracts, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset And Liability Management | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Gain/(Loss) Recognized in AOCI	$ (3.2)	$ (23.6)	$ 46.7
Net Gain/(Loss) Reclassified from AOCI to Earnings Trust, Investment and Other Servicing Fees		0.6	7.2
Other Operating Income	(4.6)	(0.1)	0.2
Interest Income		(1.2)	1.7
Interest Expense			0.1
Compensation		3	(8.2)
Employee Benefits		0.9	(2.1)
Equipment and Software			(0.1)
Occupancy Expense		0.5	(1.1)
Other Operating Expense		1.9	(4)
Total	$ (4.6)	$ 5.6	$ (6.3)

Net Investment Hedge Gains and Losses Recognized in Aoci (Detail) (NET INVESTMENT HEDGES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ (33.7)	$ 25.7
Foreign Exchange Contracts
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	(24.7)	25.2
Sterling Denominated Subordinated Debt
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ (9)	$ 0.5

Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values (Detail) (Nondesignated, USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Value	$ 1,232.3	$ 335.6
Fair Value Asset	10.3	4.5
Fair Value Liability	4	3.2
Credit Default Swap Contracts | Commercial Loans and Loan Commitments
Derivative [Line Items]
Notional Value	42.5	60.5
Fair Value Asset		0.7
Fair Value Liability	1	0.1
Foreign Exchange Contracts | Net Investments in Non-U.S. Affiliates
Derivative [Line Items]
Notional Value	1,051.8	63.5
Fair Value Asset	8.9	0.4
Fair Value Liability	2.3	0.2
Foreign Exchange Contracts | Forecasted Foreign Currency Denominated Transactions
Derivative [Line Items]
Notional Value	2.2	127.3
Fair Value Asset	0.1	2.1
Fair Value Liability		2.6
Foreign Exchange Contracts | Commercial Loans
Derivative [Line Items]
Notional Value	135.8	84.3
Fair Value Asset	1.3	1.3
Fair Value Liability	$ 0.7	$ 0.3

Gains and Losses Recorded in Consolidated Statement of Income related to Derivative Instruments Not Formally Designated as Hedges (Detail) (Nondesignated, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	$ 8.7	$ (5.9)	$ (21.1)
Credit Default Swap Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	(2.6)	0.9	(1.7)
Forward Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income		0.2	0.3
Foreign Exchange Contracts | Others Operating Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount Recognized in Income	$ 11.3	$ (7)	$ (19.7)

Commitments and Letters of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	$ 30,045.7	[1]	$ 28,702.2	[1]
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	4,573.7	[2]	4,293.4	[2]
Commercial Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	$ 27.9		$ 23.4

[1]	These amounts exclude $406.7 million and $479.8 million of commitments participated to others at December 31, 2012 and 2011, respectively.
[2]	These amounts include $557.7 million and $608.2 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2012 and 2011, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2012 and 2011.

Commitments and Letters of Credit (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Legally Binding Commitments	$ 406.7		$ 479.8
Commitments and Letters of Credit	30,045.7	[1]	28,702.2	[1]
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	4,573.7	[2]	4,293.4	[2]
Weighted average maturity of standby letters of credit (in months)	27		27
Standby Letters of Credit | Secured by Cash Deposits or Participated to Others
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	$ 557.7		$ 608.2

[1]	These amounts exclude $406.7 million and $479.8 million of commitments participated to others at December 31, 2012 and 2011, respectively.
[2]	These amounts include $557.7 million and $608.2 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2012 and 2011, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2012 and 2011.

Off Balance Sheet Financial Instruments - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Off Balance Sheet Financial Instruments [Line Items]
Minimum collateral maintained against fair value of client securities loaned plus accrued interest	100.00%
Estimated credit exposure from clearing activities	$ 81,000,000	$ 80,000,000
Indemnification Agreement
Other Off Balance Sheet Financial Instruments [Line Items]
Securities loaned and subject to indemnification	69,700,000,000	74,400,000,000
Credit loss liability	$ 0	$ 0

Variable Interest Entities - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Dec. 31, 2012
Investment Funds
Variable Interest Entity [Line Items]
Purchase of securities at par from three investment funds	$ 90,000,000
Net assets held by the Funds		16,500,000,000
Pre-tax charge		2,000,000
Maximum exposure			0
Tax Credit Structures
Variable Interest Entity [Line Items]
Carrying amounts		264,900,000	248,200,000
Liabilities related to unfunded commitments		44,500,000	33,100,000
Leveraged Leasing Transactions
Variable Interest Entity [Line Items]
Funding of asset's cost via an equity interest		20.00%	20.00%
Funding of asset's cost via third party non recourse debt holders		80.00%	80.00%
Carrying amounts		$ 714,500,000	$ 673,600,000

Pledged and Restricted Assets - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 27,200,000,000
Fair value of accepted collateral	35,400,000
Amount of securities repledged or sold collateral	0
Average deposits maintained to meet Federal Reserve Bank reserve requirements	1,100,000,000
US Government Corporations and Agencies Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	19,000,000,000
Obligations of States and Political Subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	334,000,000
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	7,900,000,000
Collateral Requirements
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	3,400,000,000
Available for Sale Investment Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 690,100,000

Restrictions on Subsidiary Dividends and Loans or Advances - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Restrictions on Subsidiary Dividends and Loans or Advances [Line Items]
Additional amount of dividends that could be declare without regulatory approval	$ 328.8
Regulatory limits on transfer of capital and surplus by a banking subsidiary to the Corporation and certain of its affiliates	10.00%
Regulatory limits on aggregate transfer of capital and surplus by banking subsidiaries to the Corporation	20.00%

Earnings Contribution of Northern Trust's Business Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	$ 2,405.5		$ 2,169.5		$ 2,081.9
Foreign Exchange Trading Income	206.1		324.5		382.2
Other Noninterest Income	294.2		266.8		264.9
Net Interest Income (FTE)	1,031.1	[1]	1,049.3	[1]	957.8	[1]
Revenue (FTE)	3,936.9	[1]	3,810.1	[1]	3,686.8	[1]
Provision for Credit Losses	25		55		160
Noninterest Expense	2,878.8		2,831.2		2,497.9
Income before Income Taxes	1,033.1	[1]	923.9	[1]	1,028.9	[1]
Provision (Benefit) for Income Taxes	345.8	[1]	320.3	[1]	359.4	[1]
Net Income	687.3		603.6		669.5
Average Assets	92,975.5		91,947.9		76,008.2
Visa Indemnification Benefit			(23.1)		(33)		(17.8)	(76.1)	150
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,878.8		2,854.3		2,530.9
Corporate and Institutional Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	1,334.1		1,196.4		1,175.1
Foreign Exchange Trading Income	193.5		315.7		375.3
Other Noninterest Income	193.6		169.7		147.4
Net Interest Income (FTE)	280.1	[1]	282.5	[1]	271.8	[1]
Revenue (FTE)	2,001.3	[1]	1,964.3	[1]	1,969.6	[1]
Provision for Credit Losses	(2.1)		(20.5)		(16.1)
Noninterest Expense	1,599.9		1,522.4		1,328.9
Income before Income Taxes	403.5	[1]	462.4	[1]	656.8	[1]
Provision (Benefit) for Income Taxes	114.3	[1]	168.3	[1]	222.4	[1]
Net Income	289.2		294.1		434.4
Percentage of Consolidated Net Income	42.00%		49.00%		65.00%
Average Assets	49,904		47,533.7		38,749.3
Personal Financial Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	1,071.4		973.1		906.8
Foreign Exchange Trading Income	12.6		8.8		6.9
Other Noninterest Income	93.6		119.7		126.4
Net Interest Income (FTE)	629.9	[1]	613.7	[1]	591.8	[1]
Revenue (FTE)	1,807.5	[1]	1,715.3	[1]	1,631.9	[1]
Provision for Credit Losses	27.1		75.5		176.1
Noninterest Expense	1,182.3		1,214.9		1,103
Income before Income Taxes	598.1	[1]	424.9	[1]	352.8	[1]
Provision (Benefit) for Income Taxes	226.4	[1]	168.7	[1]	132.8	[1]
Net Income	371.7		256.2		220
Percentage of Consolidated Net Income	54.00%		42.00%		33.00%
Average Assets	23,917.9		23,861.5		23,564.5
Treasury and Other
Segment Reporting Information [Line Items]
Other Noninterest Income	7		(22.6)		(8.9)
Net Interest Income (FTE)	121.1	[1]	153.1	[1]	94.2	[1]
Revenue (FTE)	128.1	[1]	130.5	[1]	85.3	[1]
Income before Income Taxes	31.5	[1]	36.6	[1]	19.3	[1]
Provision (Benefit) for Income Taxes	5.1	[1]	(16.7)	[1]	4.2	[1]
Net Income	26.4		53.3		15.1
Percentage of Consolidated Net Income	4.00%		9.00%		2.00%
Average Assets	19,153.6		20,552.7		13,694.4
Visa Indemnification Benefit			(23.1)		(33)
Noninterest Expense (Excluding Visa Indemnification Benefit)	$ 96.6		$ 117		$ 99

[1]	Stated on an FTE basis. The consolidated figures include $40.8 million, $40.2 million, and $39.1 million, of FTE adjustments for 2012, 2011, and 2010, respectively.

Earnings Contribution of Northern Trust's Business Units (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Fully taxable equivalent basis adjustments	$ 40.8	$ 40.2	$ 39.1

Business Units and Related Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Visa indemnified litigation benefit (charges) recorded	$ 0	$ 23.1	$ 33

Distribution of Total Assets and Operating Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Geographic Reporting Disclosure [Line Items]
Total Assets	$ 97,463.8		$ 100,223.7		$ 83,843.9
Total Revenue	3,896.1	[1]	3,769.9	[1]	3,647.7	[1]
Income Before Income Taxes	992.3		883.7		989.8
Net Income	687.3		603.6		669.5
Non - U.S.
Geographic Reporting Disclosure [Line Items]
Total Assets	29,198.4		28,625.2		24,472.9
Total Revenue	992.5	[1]	1,084.8	[1]	980.9	[1]
Income Before Income Taxes	194.9		284.4		325.1
Net Income	147.6		199.3		229.3
U.S.
Geographic Reporting Disclosure [Line Items]
Total Assets	68,265.4		71,598.5		59,371
Total Revenue	2,903.6	[1]	2,685.1	[1]	2,666.8	[1]
Income Before Income Taxes	797.4		599.3		664.7
Net Income	$ 539.7		$ 404.3		$ 440.2

[1]	Total revenue is comprised of net interest income and noninterest income.

Regulatory Capital Requirements - Additional Information (Detail) (Lower Limit)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lower Limit
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of Consolidated Net Income	10.00%	10.00%

Risk- Based Capital Amounts and Ratios for Northern Trust and for each U.S Subsidiary (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities
Total capital to risk-weighted assets
Actual amount	$ 8,340.8	$ 8,065.2
Actual ratio	14.30%	14.20%
Minimum to qualify as well capitalized amount	5,831.6	5,666.7
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual amount	7,489	7,104.6
Actual ratio	12.80%	12.50%
Minimum to qualify as well capitalized amount	3,499	3,400
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual amount	7,489	7,104.6
Actual ratio	8.20%	7.30%
Minimum to qualify as well capitalized amount	4,543.7	4,864.9
Minimum to qualify as well capitalized ratio	5.00%	5.00%
The Northern Trust Company
Total capital to risk-weighted assets
Actual amount	7,971	7,763.3
Actual ratio	13.70%	13.80%
Minimum to qualify as well capitalized amount	5,803.2	5,630.8
Minimum to qualify as well capitalized ratio	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
Actual amount	6,904.2	6,602.7
Actual ratio	11.90%	11.70%
Minimum to qualify as well capitalized amount	3,481.9	3,378.4
Minimum to qualify as well capitalized ratio	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
Actual amount	6,904.2	6,602.7
Actual ratio	7.60%	6.80%
Minimum to qualify as well capitalized amount	$ 4,533.9	$ 4,852.2
Minimum to qualify as well capitalized ratio	5.00%	5.00%

Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash on Deposit with Subsidiary Bank	$ 3,752.7		$ 4,315.3		$ 2,818	$ 2,491.8
Securities	31,033.5		30,999.7
Buildings and Equipment	469.9		494.5
Other Assets	3,930.2		4,068.5
Total Assets	97,463.8		100,223.7		83,843.9
LIABILITIES
Senior Notes	2,405.8	[1],[2]	2,126.7	[1],[2]
Floating Rate Capital Debt	277		276.9
Other Liabilities	2,577.2		2,946.4
Total Liabilities	89,936.8		93,106.4
STOCKHOLDERS' EQUITY
Common Stock	408.6		408.6
Additional Paid-in Capital	1,012.7		977.5
Retained Earnings	6,702.7		6,302.3
Accumulated Other Comprehensive Loss	(283)		(345.6)		(305.3)	(361.6)
Treasury Stock	(314)		(225.5)
Total Stockholders' Equity	7,527		7,117.3		6,830.3
Total Liabilities and Stockholders' Equity	97,463.8		100,223.7
Parent Company
ASSETS
Cash on Deposit with Subsidiary Bank	6.5		6.5		6.8	6.5
Time Deposits with Subsidiary Banks	1,691.4		1,269.2
Securities	4.9		97.1
Buildings and Equipment	3.4		3.4
Other Assets	377.7		375.5
Total Assets	10,492.1		9,834.9
LIABILITIES
Senior Notes	2,405.8		2,126.7
Floating Rate Capital Debt	277		276.9
Other Liabilities	282.3		314
Total Liabilities	2,965.1		2,717.6
STOCKHOLDERS' EQUITY
Common Stock	408.6		408.6
Additional Paid-in Capital	1,012.7		977.5
Retained Earnings	6,702.7		6,302.3
Accumulated Other Comprehensive Loss	(283)		(345.6)
Treasury Stock	(314)		(225.5)
Total Stockholders' Equity	7,527		7,117.3
Total Liabilities and Stockholders' Equity	10,492.1		9,834.9
Parent Company | Banks Industry
ASSETS
Advances to Wholly-Owned Subsidiaries	1,035		1,035
Investments in Wholly-Owned Subsidiaries	7,225.6		6,890.6
Parent Company | Nonbank Subsidiaries
ASSETS
Advances to Wholly-Owned Subsidiaries	5		5
Investments in Wholly-Owned Subsidiaries	$ 142.6		$ 152.6

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.

Condensed Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING INCOME
Total Operating Income	$ 3,896.1	[1]	$ 3,769.9	[1]	$ 3,647.7	[1]
OPERATING EXPENSES
Interest Expense	297.4		399.5		378
Other Operating Expenses	282.9		267.1		270
Total Noninterest Expense	2,878.8		2,831.2		2,497.9
Benefit for Income Taxes	(305)		(280.1)		(320.3)
Net Income	687.3		603.6		669.5
Net Income Applicable to Common Stock	687.3		603.6		669.5
Parent Company
OPERATING INCOME
Intercompany Interest and Other Charges	30		19.8		11.4
Interest and Other Income	10.6		13.3		6.9
Total Operating Income	506.8		538.2		85.5
OPERATING EXPENSES
Interest Expense	74.9		66.9		50.8
Other Operating Expenses	13		12.6		15.4
Total Noninterest Expense	87.9		79.5		66.2
Income before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	418.9		458.7		19.3
Benefit for Income Taxes	21.1		24.8		23
Income before Equity in Undistributed Net Income of Subsidiaries	440		483.5		42.3
Equity in Undistributed Net Income of Subsidiaries	247.3		120.1		620.9
Net Income	687.3		603.6		669.5
Net Income Applicable to Common Stock	687.3		603.6		669.5
Parent Company | Banks Industry
OPERATING INCOME
Dividends from Subsidiaries	440		500
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	266.9		71		636.9
Parent Company | Nonbank Subsidiaries
OPERATING INCOME
Dividends from Subsidiaries	26.2		5.1		67.2
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	$ (19.6)		$ 49.1		$ (9.7)

[1]	Total revenue is comprised of net interest income and noninterest income.

Condensed Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net Income	$ 687.3	$ 603.6	$ 669.5
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Change in Accrued Income Taxes	18.5	(115.5)	153.5
Other, net	4.3	484.9	142.4
Net Cash Provided by Operating Activities	814.4	1,254.3	790.2
INVESTING ACTIVITIES:
Change in Time Deposits with Banks	(2,107.1)	(1,345.1)	(2,446.1)
Purchases of Securities - Available for Sale	(19,546.4)	(33,302.1)	(14,697)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	21,183.3	23,082.9	11,432.5
Other, net	(161.2)	162.8	521.2
Net Cash Provided by (Used in) Investing Activities	1,627.6	(15,388.4)	(1,768)
FINANCING ACTIVITIES:
Change in Senior Notes	500	500	1,142.7
Treasury Stock Purchased	(162.4)	(79)	(5.9)
Net Proceeds from Stock Options	106.8	75.6	70.6
Cash Dividends Paid on Common Stock	(354.3)	(273.7)	(273.2)
Other, net			1.2
Net Cash Provided by (Used in) Financing Activities	(3,072.9)	15,803.6	1,145.1
Increase (Decrease) in Cash and Due from Banks	(562.6)	1,497.3	326.2
Cash and Due from Banks at Beginning of Year	4,315.3	2,818	2,491.8
Cash and Due from Banks at End of Year	3,752.7	4,315.3	2,818
Parent Company
OPERATING ACTIVITIES:
Net Income	687.3	603.6	669.5
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(247.3)	(120.1)	(620.9)
Change in Prepaid Expenses	(0.9)	0.2	1.2
Change in Accrued Income Taxes	34.7	28.5	61.8
Other, net	(36)	(41.1)	(13.3)
Net Cash Provided by Operating Activities	437.8	471.1	98.3
INVESTING ACTIVITIES:
Change in Time Deposits with Banks	(422.2)	292.1	(77.2)
Purchases of Securities - Available for Sale	(0.4)	(91.4)	(109.7)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	94.3	105.4	4.7
Change in Capital Investments in Subsidiaries	0.3	(0.5)	(204.8)
Advances to Wholly-Owned Subsidiaries		(750)
Other, net			(0.9)
Net Cash Provided by (Used in) Investing Activities	(328)	(444.4)	(387.9)
FINANCING ACTIVITIES:
Change in Senior Notes	300	250	497.2
Treasury Stock Purchased	(162.4)	(79)	(5.9)
Net Proceeds from Stock Options	106.8	75.6	70.6
Cash Dividends Paid on Common Stock	(354.3)	(273.7)	(273.2)
Other, net	0.1	0.1	1.2
Net Cash Provided by (Used in) Financing Activities	(109.8)	(27)	289.9
Increase (Decrease) in Cash and Due from Banks		(0.3)	0.3
Cash and Due from Banks at Beginning of Year	6.5	6.8	6.5
Cash and Due from Banks at End of Year	$ 6.5	$ 6.5	$ 6.8